UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07121

Putnam Asset Allocation Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)

Putnam Dynamic Asset Allocation Growth Fund
Class A [PAEAX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$105	0.98%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Putnam Dynamic Asset Allocation Growth Fund returned 15.13%. The Fund compares its performance to the Russell 3000 Index and the Putnam Growth Blended Benchmark†, which returned 17.41% and 14.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the U.S. Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-ATSA-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	15.13	12.41	10.47
Class A (with sales charge)	8.51	11.09	9.82
Russell 3000 Index	17.41	15.74	14.71
Putnam Growth Blended Benchmark†	14.53	11.80	11.19
†	The Putnam Growth Blended Benchmark is comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,972,778,877
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,203
Total Management Fee Paid	$15,632,064
Portfolio Turnover Rate	100%
Putnam Dynamic Asset Allocation Growth Fund	PAGE 2	38952-ATSA-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 3	38952-ATSA-1125

Putnam Dynamic Asset Allocation Growth Fund
Class C [PAECX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$185	1.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Putnam Dynamic Asset Allocation Growth Fund returned 14.26%. The Fund compares its performance to the Russell 3000 Index and the Putnam Growth Blended Benchmark†, which returned 17.41% and 14.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the U.S. Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-ATSC-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	14.26	11.57	9.80
Class C (with sales charge)	13.26	11.57	9.80
Russell 3000 Index	17.41	15.74	14.71
Putnam Growth Blended Benchmark†	14.53	11.80	11.19
†	The Putnam Growth Blended Benchmark is comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,972,778,877
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,203
Total Management Fee Paid	$15,632,064
Portfolio Turnover Rate	100%
Putnam Dynamic Asset Allocation Growth Fund	PAGE 2	38952-ATSC-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 3	38952-ATSC-1125

Putnam Dynamic Asset Allocation Growth Fund
Class P
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$68	0.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class P shares of Putnam Dynamic Asset Allocation Growth Fund returned 15.47%. The Fund compares its performance to the Russell 3000 Index and the Putnam Growth Blended Benchmark†, which returned 17.41% and 14.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the U.S. Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-ATSP-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class P 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class P	15.47	12.80	10.86
Russell 3000 Index	17.41	15.74	14.71
Putnam Growth Blended Benchmark†	14.53	11.80	11.19
†	The Putnam Growth Blended Benchmark is comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class P shares on 8/31/2016. Returns for periods before 8/31/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,972,778,877
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,203
Total Management Fee Paid	$15,632,064
Portfolio Turnover Rate	100%
Putnam Dynamic Asset Allocation Growth Fund	PAGE 2	38952-ATSP-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 3	38952-ATSP-1125

Putnam Dynamic Asset Allocation Growth Fund
Class R [PASRX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$132	1.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of Putnam Dynamic Asset Allocation Growth Fund returned 14.82%. The Fund compares its performance to the Russell 3000 Index and the Putnam Growth Blended Benchmark†, which returned 17.41% and 14.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the U.S. Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	14.82	12.14	10.19
Russell 3000 Index	17.41	15.74	14.71
Putnam Growth Blended Benchmark†	14.53	11.80	11.19
†	The Putnam Growth Blended Benchmark is comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,972,778,877
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,203
Total Management Fee Paid	$15,632,064
Portfolio Turnover Rate	100%
Putnam Dynamic Asset Allocation Growth Fund	PAGE 2	38952-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 3	38952-ATSR-1125

Putnam Dynamic Asset Allocation Growth Fund
Class R5 [PADEX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$83	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R5 shares of Putnam Dynamic Asset Allocation Growth Fund returned 15.35%. The Fund compares its performance to the Russell 3000 Index and the Putnam Growth Blended Benchmark†, which returned 17.41% and 14.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the U.S. Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-ATSR5-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R5	15.35	12.66	10.74
Russell 3000 Index	17.41	15.74	14.71
Putnam Growth Blended Benchmark†	14.53	11.80	11.19
†	The Putnam Growth Blended Benchmark is comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,972,778,877
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,203
Total Management Fee Paid	$15,632,064
Portfolio Turnover Rate	100%
Putnam Dynamic Asset Allocation Growth Fund	PAGE 2	38952-ATSR5-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 3	38952-ATSR5-1125

Putnam Dynamic Asset Allocation Growth Fund
Class R6 [PAEEX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$72	0.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Putnam Dynamic Asset Allocation Growth Fund returned 15.45%. The Fund compares its performance to the Russell 3000 Index and the Putnam Growth Blended Benchmark†, which returned 17.41% and 14.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the U.S. Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-ATSR6-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	15.45	12.79	10.86
Russell 3000 Index	17.41	15.74	14.71
Putnam Growth Blended Benchmark†	14.53	11.80	11.19
†	The Putnam Growth Blended Benchmark is comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,972,778,877
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,203
Total Management Fee Paid	$15,632,064
Portfolio Turnover Rate	100%
Putnam Dynamic Asset Allocation Growth Fund	PAGE 2	38952-ATSR6-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 3	38952-ATSR6-1125

Putnam Dynamic Asset Allocation Growth Fund
Class Y [PAGYX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$79	0.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class Y shares of Putnam Dynamic Asset Allocation Growth Fund returned 15.41%. The Fund compares its performance to the Russell 3000 Index and the Putnam Growth Blended Benchmark†, which returned 17.41% and 14.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the U.S. Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-ATSY-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class Y	15.41	12.70	10.74
Russell 3000 Index	17.41	15.74	14.71
Putnam Growth Blended Benchmark†	14.53	11.80	11.19
†	The Putnam Growth Blended Benchmark is comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,972,778,877
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,203
Total Management Fee Paid	$15,632,064
Portfolio Turnover Rate	100%
Putnam Dynamic Asset Allocation Growth Fund	PAGE 2	38952-ATSY-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Growth Fund	PAGE 3	38952-ATSY-1125

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending September 30, 2024 and September 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $432,816 in September 30, 2024 and $344,200 in September 30, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in September 30, 2024 and $0 in September 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $68,435 in September 30, 2024 and $76,978 in September 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in September 30, 2024 and $0 in September 30, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $960,797 in September 30, 2024 and $583,796 in September 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
Dynamic Asset
Allocation Growth
Fund
Financial Statements and Other Important Information
Annual | September 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Consolidated Financial Highlights and Consolidated Schedule of Investments 2
Consolidated Financial Statements 78
Notes to Consolidated Financial Statements 83
Report of Independent Registered Public Accounting Firm 104
Tax Information 105
Changes In and Disagreements with Accountants 106
Results of Meeting(s) of Shareholders 106
Remuneration Paid to Directors, Officers and Others 106
Board Approval of Management and Subadvisory Agreements 106

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended September 30,
2025* 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.58 $17.05 $14.82 $20.95 $16.98
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.29 0.26 0.19 0.15
Net realized and unrealized gains (losses) ........... 2.67 4.99 2.24 (3.46) 3.91
Total from investment operations .................... 2.94 5.28 2.50 (3.27) 4.06
Less distributions from:
Net investment income .......................... (0.40) (0.42) (0.11) (0.33) (0.09)
Net realized gains ............................. (1.74) (0.33) (0.16) (2.53) —
Total distributions ............................... (2.14) (0.75) (0.27) (2.86) (0.09)
Net asset value, end of year ....................... $22.38 $21.58 $17.05 $14.82 $20.95
Total return
c
................................... 15.13% 31.92% 17.03% (18.53)% 23.97%
Ratios to average net assets
Expenses
d
.................................... 0.98%
e
1.01% 1.05% 1.03% 1.02%
Net investment income ........................... 1.29% 1.49% 1.54% 1.08% 0.77%
Supplemental data
Net assets, end of year (000’s) ..................... $1,965,555 $1,840,311 $1,496,298 $1,352,591 $1,762,933
Portfolio turnover rate ............................ 100% 133% 191% 171% 168%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Growth Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a
Year Ended September 30,
2025* 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.67 $15.59 $13.57 $19.40 $15.77
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.13 0.12 0.05 —
c
Net realized and unrealized gains (losses) ........... 2.42 4.57 2.06 (3.18) 3.63
Total from investment operations .................... 2.52 4.70 2.18 (3.13) 3.63
Less distributions from:
Net investment income .......................... (0.25) (0.29) — (0.17) —
Net realized gains ............................. (1.74) (0.33) (0.16) (2.53) —
Total distributions ............................... (1.99) (0.62) (0.16) (2.70) —
Net asset value, end of year ....................... $20.20 $19.67 $15.59 $13.57 $19.40
Total return
d
................................... 14.26% 30.95% 16.17% (19.16)% 23.02%
Ratios to average net assets
Expenses
e
.................................... 1.73%
f
1.76% 1.80% 1.78% 1.77%
Net investment income ........................... 0.54% 0.73% 0.79% 0.32% 0.03%
Supplemental data
Net assets, end of year (000’s) ..................... $118,597 $135,914 $130,414 $144,712 $213,419
Portfolio turnover rate ............................ 100% 133% 191% 171% 168%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Growth Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended September 30,
2025* 2024 2023 2022 2021
Class P
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.98 $17.34 $15.08 $21.29 $17.25
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.37 0.28 0.27 0.23
Net realized and unrealized gains (losses) ........... 2.72 5.09 2.32 (3.54) 3.97
Total from investment operations .................... 3.06 5.46 2.60 (3.27) 4.20
Less distributions from:
Net investment income .......................... (0.48) (0.49) (0.18) (0.41) (0.16)
Net realized gains ............................. (1.74) (0.33) (0.16) (2.53) —
Total distributions ............................... (2.22) (0.82) (0.34) (2.94) (0.16)
Net asset value, end of year ....................... $22.82 $21.98 $17.34 $15.08 $21.29
Total return .................................... 15.47% 32.48% 17.42% (18.29)% 24.45%
Ratios to average net assets
Expenses
c
..................................... 0.63%
d
0.64% 0.66% 0.65% 0.64%
Net investment income ........................... 1.65% 1.89% 1.69% 1.47% 1.16%
Supplemental data
Net assets, end of year (000’s) ..................... $84,031 $53,845 $25,378 $285,584 $323,609
Portfolio turnover rate ............................ 100% 133% 191% 171% 168%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Growth Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a
Year Ended September 30,
2025* 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.93 $16.55 $14.39 $20.40 $16.52
Income from investment operations
a
:
Net investment income
b
......................... 0.21 0.23 0.21 0.14 0.10
Net realized and unrealized gains (losses) ........... 2.58 4.86 2.17 (3.36) 3.81
Total from investment operations .................... 2.79 5.09 2.38 (3.22) 3.91
Less distributions from:
Net investment income .......................... (0.34) (0.38) (0.06) (0.26) (0.03)
Net realized gains ............................. (1.74) (0.33) (0.16) (2.53) —
Total distributions ............................... (2.08) (0.71) (0.22) (2.79) (0.03)
Net asset value, end of year ....................... $21.64 $20.93 $16.55 $14.39 $20.40
Total return .................................... 14.82% 31.65% 16.69% (18.71)% 23.68%
Ratios to average net assets
Expenses
c
..................................... 1.23%
d
1.26% 1.30% 1.28% 1.27%
Net investment income ........................... 1.04% 1.23% 1.29% 0.80% 0.52%
Supplemental data
Net assets, end of year (000’s) ..................... $15,143 $13,549 $13,806 $14,349 $23,901
Portfolio turnover rate ............................ 100% 133% 191% 171% 168%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Growth Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended September 30,
2025* 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.69 $17.46 $15.04 $21.22 $17.20
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.36 0.25 0.24 0.21
Net realized and unrealized gains (losses) ........... 2.81 5.20 2.33 (3.51) 3.94
Total from investment operations .................... 3.14 5.56 2.58 (3.27) 4.15
Less distributions from:
Net investment income .......................... (0.46) — — (0.38) (0.13)
Net realized gains ............................. (1.74) (0.33) (0.16) (2.53) —
Total distributions ............................... (2.20) (0.33) (0.16) (2.91) (0.13)
Net asset value, end of year ....................... $23.63 $22.69 $17.46 $15.04 $21.22
Total return .................................... 15.35% 32.26% 17.26% (18.32)% 24.24%
Ratios to average net assets
Expenses
c
..................................... 0.77%
d
0.78% 0.80% 0.79% 0.78%
Net investment income ........................... 1.50% 1.71% 1.59% 1.32% 1.02%
Supplemental data
Net assets, end of year (000’s) ..................... $67 $13 $4 $11,893 $15,534
Portfolio turnover rate ............................ 100% 133% 191% 171% 168%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Growth Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a
Year Ended September 30,
2025* 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.00 $17.36 $15.09 $21.29 $17.25
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.35 0.32 0.26 0.23
Net realized and unrealized gains (losses) ........... 2.72 5.10 2.28 (3.53) 3.96
Total from investment operations .................... 3.06 5.45 2.60 (3.27) 4.19
Less distributions from:
Net investment income .......................... (0.47) (0.48) (0.17) (0.40) (0.15)
Net realized gains ............................. (1.74) (0.33) (0.16) (2.53) —
Total distributions ............................... (2.21) (0.81) (0.33) (2.93) (0.15)
Net asset value, end of year ....................... $22.85 $22.00 $17.36 $15.09 $21.29
Total return .................................... 15.45% 32.41% 17.42% (18.27)% 24.41%
Ratios to average net assets
Expenses
c
..................................... 0.67%
d
0.68% 0.70% 0.69% 0.68%
Net investment income ........................... 1.61% 1.81% 1.89% 1.42% 1.12%
Supplemental data
Net assets, end of year (000’s) ..................... $387,783 $362,208 $314,891 $280,296 $390,780
Portfolio turnover rate ............................ 100% 133% 191% 171% 168%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Growth Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended September 30,
2025* 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.95 $17.32 $15.06 $21.24 $17.21
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.34 0.30 0.24 0.21
Net realized and unrealized gains (losses) ........... 2.72 5.08 2.27 (3.51) 3.95
Total from investment operations .................... 3.04 5.42 2.57 (3.27) 4.16
Less distributions from:
Net investment income .......................... (0.45) (0.46) (0.15) (0.38) (0.13)
Net realized gains ............................. (1.74) (0.33) (0.16) (2.53) —
Total distributions ............................... (2.19) (0.79) (0.31) (2.91) (0.13)
Net asset value, end of year ....................... $22.80 $21.95 $17.32 $15.06 $21.24
Total return .................................... 15.41% 32.28% 17.26% (18.29)% 24.27%
Ratios to average net assets
Expenses
c
..................................... 0.73%
d
0.76% 0.80% 0.78% 0.77%
Net investment income ........................... 1.54% 1.75% 1.80% 1.32% 1.03%
Supplemental data
Net assets, end of year (000’s) ..................... $401,604 $291,993 $198,604 $221,391 $301,154
Portfolio turnover rate ............................ 100% 133% 191% 171% 168%
*
Includes the consolidated operations of Franklin Dynamic Asset Allocation Growth Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments, September 30, 2025
Putnam Dynamic Asset Allocation Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 83.6%
Aerospace & Defense 2.3%
a
AeroVironment, Inc. ................................. United States 841 $ 264,822
Airbus SE ......................................... France 37,514 8,760,494
a
Astronics Corp. ..................................... United States 6,539 298,244
a
Axon Enterprise, Inc. ................................. United States 569 408,337
a
Boeing Co. (The) ................................... United States 4,270 921,594
Curtiss-Wright Corp. ................................. United States 1,860 1,009,868
General Dynamics Corp. .............................. United States 6,308 2,151,028
General Electric Co. ................................. United States 28,466 8,563,142
Leonardo DRS, Inc. ................................. United States 22,081 1,002,477
Lockheed Martin Corp. ............................... United States 27,435 13,695,826
Moog, Inc., A ....................................... United States 548 113,803
Northrop Grumman Corp. ............................. United States 11,751 7,160,119
RTX Corp. ........................................ United States 53,550 8,960,521
Thales SA ......................................... France 19,451 6,148,739
TransDigm Group, Inc. ............................... United States 2,162 2,849,559
a
V2X, Inc. .......................................... United States 4,278 248,509
62,557,082
Air Freight & Logistics 0.2%
Expeditors International of Washington, Inc. ............... United States 7,460 914,521
FedEx Corp. ....................................... United States 27,711 6,534,531
Hub Group, Inc., A ................................... United States 7,762 267,323
United Parcel Service, Inc., B .......................... United States 11,221 937,290
8,653,665
Automobile Components 0.1%
a
Adient plc ......................................... United States 11,744 282,796
Aisin Corp. ........................................ Japan 115,400 1,992,974
a
American Axle & Manufacturing Holdings, Inc. .............. United States 63,633 382,434
BorgWarner, Inc. .................................... United States 21,660 952,174
Dana, Inc. ......................................... United States 32,397 649,236
a
Dorman Products, Inc. ............................... United States 748 116,598
a
Gentherm, Inc. ..................................... United States 3,437 117,064
Visteon Corp. ...................................... United States 5,558 666,182
5,159,458
Automobiles 1.9%
General Motors Co. .................................. United States 138,432 8,440,199
Mahindra & Mahindra Ltd. ............................. India 68,443 2,641,532
Stellantis NV ....................................... United States 51,507 478,065
Subaru Corp. ...................................... Japan 46,200 941,524
a
Tesla, Inc. ......................................... United States 100,200 44,560,944
Toyota Motor Corp. .................................. Japan 31,000 595,400
57,657,664
Banks 5.4%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 1,080,666 6,415,091
AIB Group plc ...................................... Ireland 143,933 1,312,200
Al Rajhi Bank ...................................... Saudi Arabia 120,458 3,442,113
Amalgamated Financial Corp. .......................... United States 7,895 214,349
Ameris Bancorp .................................... United States 1,611 118,102
Associated Banc-Corp. ............................... United States 4,641 119,320
a
Axos Financial, Inc. .................................. United States 8,041 680,671
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 119,835 2,309,176
Banco de Sabadell SA ............................... Spain 166,064 648,182
Banco Santander SA ................................. Spain 501,480 5,262,691
Bank Central Asia Tbk. PT ............................ Indonesia 2,028,300 928,881

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Bank Hapoalim BM .................................. Israel 97,434 $ 1,980,560
Bank Leumi Le-Israel BM ............................. Israel 152,602 3,006,655
Bank of America Corp. ............................... United States 252,889 13,046,544
Bank of China Ltd., H ................................ China 6,578,000 3,595,581
Bank of NT Butterfield & Son Ltd. (The) ................... United States 6,069 260,481
Banner Corp. ...................................... United States 1,759 115,214
Barclays plc ....................................... United Kingdom 652,560 3,357,634
Beacon Financial Corp. ............................... United States 5,610 133,013
BNP Paribas SA .................................... France 43,782 4,004,424
BOC Hong Kong Holdings Ltd. ......................... China 72,500 339,646
Cathay General Bancorp .............................. United States 12,962 622,306
Central Pacific Financial Corp. ......................... United States 7,072 214,564
Citigroup, Inc. ...................................... United States 302,795 30,733,692
Citizens Financial Group, Inc. .......................... United States 18,267 971,074
Commonwealth Bank of Australia ....................... Australia 1,244 137,379
Credit Agricole SA ................................... France 35,250 694,639
CTBC Financial Holding Co. Ltd. ........................ Taiwan 1,170,000 1,650,074
a
Customers Bancorp, Inc. .............................. United States 8,975 586,696
Enterprise Financial Services Corp. ...................... United States 6,170 357,737
Erste Group Bank AG ................................ Austria 23,364 2,296,741
FB Financial Corp. .................................. United States 2,059 114,769
Financial Institutions, Inc. ............................. United States 3,900 106,080
First Bancorp ...................................... United States 31,275 689,614
First Financial Corp. ................................. United States 2,163 122,080
First Horizon Corp. .................................. United States 41,765 944,307
First Merchants Corp. ................................ United States 1,426 53,760
Grupo Financiero Banorte SAB de CV, O .................. Mexico 169,541 1,707,862
Hancock Whitney Corp. ............................... United States 11,814 739,675
Hanmi Financial Corp. ................................ United States 7,553 186,484
Heritage Commerce Corp. ............................. United States 11,054 109,766
Hilltop Holdings, Inc. ................................. United States 13,527 452,072
Hope Bancorp, Inc. .................................. United States 16,048 172,837
Horizon Bancorp, Inc. ................................ United States 7,057 112,983
HSBC Holdings plc .................................. United Kingdom 400,544 5,652,926
ICICI Bank Ltd. ..................................... India 285,281 4,323,504
Independent Bank Corp. .............................. United States 3,542 109,713
Intesa Sanpaolo SpA ................................. Italy 296,062 1,959,687
JPMorgan Chase & Co. ............................... United States 21,227 6,695,633
KB Financial Group, Inc. .............................. South Korea 23,549 1,943,638
Lloyds Banking Group plc ............................. United Kingdom 3,190,697 3,610,545
Mercantile Bank Corp. ................................ United States 2,307 103,815
Metropolitan Bank Holding Corp. ........................ United States 1,673 125,174
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 448,900 7,241,376
National Bank Holdings Corp., A ........................ United States 3,080 119,011
National Bank of Greece SA ........................... Greece 311,270 4,532,540
NatWest Group plc .................................. United Kingdom 383,823 2,711,077
Northrim BanCorp, Inc. ............................... United States 5,492 118,957
Northwest Bancshares, Inc. ............................ United States 9,456 117,160
OceanFirst Financial Corp. ............................ United States 8,838 155,284
OFG Bancorp ...................................... United States 8,460 367,925
Origin Bancorp, Inc. ................................. United States 3,253 112,294
OTP Bank Nyrt. ..................................... Hungary 7,262 628,187
Pathward Financial, Inc. .............................. United States 6,470 478,845
PNC Financial Services Group, Inc. (The) ................. United States 35,187 7,070,124
Popular, Inc. ....................................... United States 7,667 973,786
Preferred Bank ..................................... United States 3,333 301,270
Shore Bancshares, Inc. ............................... United States 4,711 77,308
Simmons First National Corp., A ........................ United States 14,651 280,860

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. .................... Japan 110,600 $ 3,111,496
a
Third Coast Bancshares, Inc. .......................... United States 3,125 118,656
Towne Bank ....................................... United States 3,326 114,980
Trustmark Corp. .................................... United States 11,228 444,629
UniCredit SpA ...................................... Italy 44,897 3,416,442
Univest Financial Corp. ............................... United States 4,580 137,492
US Bancorp ....................................... United States 19,266 931,126
Valley National Bancorp .............................. United States 10,768 114,141
Veritex Holdings, Inc. ................................ United States 15,984 535,944
Webster Financial Corp. .............................. United States 15,607 927,680
Wells Fargo & Co. ................................... United States 14,084 1,180,521
Westamerica BanCorp ............................... United States 2,413 120,626
WSFS Financial Corp. ................................ United States 2,096 113,037
Zions Bancorp NA ................................... United States 16,203 916,766
157,061,894
Beverages 0.6%
a
Boston Beer Co., Inc. (The), A .......................... United States 4,213 890,712
Carlsberg A/S, B .................................... Denmark 2,970 345,702
Coca-Cola Co. (The) ................................. United States 155,257 10,296,644
Coca-Cola Consolidated, Inc. .......................... United States 8,014 938,920
Coca-Cola Europacific Partners plc ...................... United Kingdom 25,100 2,269,291
Coca-Cola HBC AG ................................. Italy 31,236 1,473,671
Keurig Dr Pepper, Inc. ................................ United States 34,761 886,753
a
Monster Beverage Corp. .............................. United States 16,654 1,120,981
PepsiCo, Inc. ...................................... United States 6,776 951,621
19,174,295
Biotechnology 1.6%
AbbVie, Inc. ....................................... United States 64,223 14,870,193
a
ACADIA Pharmaceuticals, Inc. ......................... United States 28,521 608,638
a
ADMA Biologics, Inc. ................................. United States 7,133 104,570
a
Akero Therapeutics, Inc. .............................. United States 12,673 601,714
a
Alkermes plc ....................................... United States 24,340 730,200
a
Alnylam Pharmaceuticals, Inc. .......................... United States 2,088 952,128
Amgen, Inc. ....................................... United States 3,424 966,253
a
Arcturus Therapeutics Holdings, Inc. ..................... United States 9,565 176,283
a
Arrowhead Pharmaceuticals, Inc. ....................... United States 4,100 141,409
a
BioCryst Pharmaceuticals, Inc. ......................... United States 71,482 542,548
a
CareDx, Inc. ....................................... United States 7,943 115,491
a
Catalyst Pharmaceuticals, Inc. ......................... United States 7,005 137,998
a
Exelixis, Inc. ....................................... United States 102,012 4,213,096
a
Genmab A/S ....................................... Denmark 4,174 1,287,880
a
Incyte Corp. ....................................... United States 67,203 5,699,486
a
Inhibrx Biosciences, Inc. .............................. United States 4,682 157,690
a
Keros Therapeutics, Inc. .............................. United States 16,226 256,695
a
Kura Oncology, Inc. .................................. United States 47,496 420,340
a
MiMedx Group, Inc. .................................. United States 16,151 112,734
a
Mineralys Therapeutics, Inc. ........................... United States 7,810 296,155
a
Natera, Inc. ........................................ United States 5,618 904,329
a
Neurocrine Biosciences, Inc. ........................... United States 37,021 5,197,008
a
Precigen, Inc. ...................................... United States 159,735 525,528
a
Protagonist Therapeutics, Inc. .......................... United States 10,910 724,751
a
Prothena Corp. plc .................................. Ireland 16,568 161,704
a
PTC Therapeutics, Inc. ............................... United States 11,267 691,456
a
Puma Biotechnology, Inc. ............................. United States 24,717 131,247
Regeneron Pharmaceuticals, Inc. ....................... United States 12,553 7,058,175
a
Relay Therapeutics, Inc. .............................. United States 80,328 419,312

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Replimune Group, Inc. ............................... United States 21,471 $ 89,963
a
Rhythm Pharmaceuticals, Inc. .......................... United States 7,596 767,120
a
Rigel Pharmaceuticals, Inc. ............................ United States 3,038 86,067
a
Scholar Rock Holding Corp. ........................... United States 3,387 126,132
a
Stoke Therapeutics, Inc. .............................. United States 18,498 434,703
a
Tango Therapeutics, Inc. .............................. United States 16,204 136,114
a
Travere Therapeutics, Inc. ............................. United States 6,662 159,222
a
Vertex Pharmaceuticals, Inc. ........................... United States 2,499 978,708
a
Vir Biotechnology, Inc. ................................ United States 55,310 315,820
a
Zymeworks, Inc. .................................... United States 8,055 137,579
51,436,439
Broadline Retail 3.3%
Alibaba Group Holding Ltd. ............................ China 407,400 9,111,141
a
Amazon.com, Inc. ................................... United States 333,200 73,160,724
eBay, Inc. ......................................... United States 12,248 1,113,956
a
Etsy, Inc. .......................................... United States 16,059 1,066,157
a
MercadoLibre, Inc. .................................. Brazil 349 815,592
Next plc .......................................... United Kingdom 3,635 605,969
Prosus NV ........................................ China 59,955 4,239,721
Ryohin Keikaku Co. Ltd. .............................. Japan 55,400 1,102,303
a
Sea Ltd., ADR ...................................... Singapore 9,367 1,674,164
92,889,727
Building Products 0.7%
Allegion plc ........................................ United States 5,596 992,451
Apogee Enterprises, Inc. .............................. United States 6,170 268,827
Cie de Saint-Gobain SA .............................. France 53,600 5,807,644
a
Gibraltar Industries, Inc. .............................. United States 1,807 113,480
Johnson Controls International plc ....................... United States 59,269 6,516,627
Owens Corning ..................................... United States 6,506 920,339
a
Resideo Technologies, Inc. ............................ United States 7,702 332,572
Trane Technologies plc ............................... United States 11,008 4,644,936
UFP Industries, Inc. .................................. United States 6,081 568,513
20,165,389
Capital Markets 3.0%
3i Group plc ....................................... United Kingdom 55,351 3,051,112
Allfunds Group plc ................................... United Kingdom 122,258 912,555
Ameriprise Financial, Inc. ............................. United States 1,814 891,127
Bank of New York Mellon Corp. (The) .................... United States 9,389 1,023,025
BlackRock, Inc. ..................................... United States 4,258 4,964,274
Charles Schwab Corp. (The) ........................... United States 88,035 8,404,701
CME Group, Inc. .................................... United States 24,533 6,628,571
Deutsche Bank AG .................................. Germany 93,420 3,308,543
Deutsche Boerse AG ................................. Germany 14,509 3,885,382
b
Euronext NV, 144A, Reg S ............................ Netherlands 28,174 4,217,970
Goldman Sachs Group, Inc. (The) ....................... United States 27,112 21,590,641
b
HDFC Asset Management Co. Ltd., 144A, Reg S ........... India 28,507 1,775,981
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 9,400 533,643
Intercontinental Exchange, Inc. ......................... United States 5,440 916,531
London Stock Exchange Group plc ...................... United Kingdom 12,873 1,476,316
Morgan Stanley ..................................... United States 6,562 1,043,096
Nasdaq, Inc. ....................................... United States 40,761 3,605,310
Northern Trust Corp. ................................. United States 7,058 950,007
a
Robinhood Markets, Inc., A ............................ United States 4,114 589,043
S&P Global, Inc. .................................... United States 5,062 2,463,726
SBI Holdings, Inc. ................................... Japan 57,100 2,485,990

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
State Street Corp. ................................... United States 106,159 $ 12,315,506
a
StoneX Group, Inc. .................................. United States 6,867 693,018
UBS Group AG ..................................... Switzerland 41,433 1,703,458
Virtu Financial, Inc., A ................................ United States 25,225 895,488
Virtus Investment Partners, Inc. ......................... United States 1,710 324,951
90,649,965
Chemicals 1.7%
Air Liquide SA ...................................... France 8,908 1,856,041
Air Water, Inc. ...................................... Japan 48,700 836,543
Akzo Nobel NV ..................................... Netherlands 25,781 1,839,931
Avient Corp. ....................................... United States 4,898 161,389
a
Axalta Coating Systems Ltd. ........................... United States 30,368 869,132
Balchem Corp. ..................................... United States 718 107,743
Cabot Corp. ....................................... United States 1,378 104,797
CF Industries Holdings, Inc. ........................... United States 58,585 5,255,074
Corteva, Inc. ....................................... United States 91,779 6,207,014
DuPont de Nemours, Inc. ............................. United States 53,545 4,171,155
Eastman Chemical Co. ............................... United States 25,938 1,635,391
Ecolab, Inc. ........................................ United States 3,226 883,472
a
Ingevity Corp. ...................................... United States 2,214 122,191
Innospec, Inc. ...................................... United States 3,324 256,480
a
Intrepid Potash, Inc. ................................. United States 3,777 115,501
Linde plc .......................................... United States 9,358 4,445,050
Mativ Holdings, Inc. .................................. United States 10,223 115,622
Minerals Technologies, Inc. ............................ United States 7,627 473,789
Mosaic Co. (The) ................................... United States 28,648 993,513
NewMarket Corp. ................................... United States 2,730 2,261,013
NOF Corp. ........................................ Japan 97,500 1,701,240
a
Perimeter Solutions, Inc. .............................. United States 30,872 691,224
PPG Industries, Inc. ................................. United States 30,020 3,155,402
a
Rayonier Advanced Materials, Inc. ....................... United States 24,512 176,977
Sherwin-Williams Co. (The) ............................ United States 11,353 3,931,090
Shin-Etsu Chemical Co. Ltd. ........................... Japan 88,100 2,884,706
45,251,480
Commercial Services & Supplies 0.3%
Brink's Co. (The) .................................... United States 5,966 697,187
a
Cimpress plc ....................................... Ireland 2,177 137,238
a
Copart, Inc. ........................................ United States 60,481 2,719,831
a
CoreCivic, Inc. ..................................... United States 8,918 181,481
a
GEO Group, Inc. (The) ............................... United States 4,894 100,278
HNI Corp. ......................................... United States 2,507 117,453
Interface, Inc., A .................................... United States 14,007 405,363
a
OPENLANE, Inc. ................................... United States 4,184 120,416
Republic Services, Inc., A ............................. United States 4,142 950,506
Steelcase, Inc., A ................................... United States 9,673 166,376
TOPPAN Holdings, Inc. ............................... Japan 52,900 1,355,406
UniFirst Corp. ...................................... United States 689 115,194
Veralto Corp. ....................................... United States 8,864 944,991
Waste Connections, Inc. .............................. United States 15,849 2,786,254
Waste Management, Inc. .............................. United States 4,338 957,961
11,755,935
Communications Equipment 1.1%
Accton Technology Corp. .............................. Taiwan 34,000 1,175,761
a
Arista Networks, Inc. ................................. United States 54,096 7,882,328
a
Calix, Inc. ......................................... United States 7,197 441,680

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
a
Ciena Corp. ....................................... United States 7,210 $ 1,050,281
Cisco Systems, Inc. ................................. United States 150,929 10,326,562
a
CommScope Holding Co., Inc. ......................... United States 11,866 183,686
a
Extreme Networks, Inc. ............................... United States 31,319 646,737
a
F5, Inc. ........................................... United States 2,948 952,764
Motorola Solutions, Inc. ............................... United States 2,021 924,183
a
NETGEAR, Inc. ..................................... United States 19,449 629,953
a
NetScout Systems, Inc. ............................... United States 4,974 128,478
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 160,049 1,326,167
Ubiquiti, Inc. ....................................... United States 1,566 1,034,468
a
Viavi Solutions, Inc. .................................. United States 10,333 131,126
26,834,174
Construction & Engineering 0.3%
ACS Actividades de Construccion y Servicios SA ............ Spain 3,541 283,840
Argan, Inc. ........................................ United States 2,752 743,178
Gamuda Bhd. ...................................... Malaysia 930,555 1,225,646
Primoris Services Corp. ............................... United States 6,778 930,823
a
Sterling Infrastructure, Inc. ............................ United States 3,048 1,035,345
a
Tutor Perini Corp. ................................... United States 11,107 728,508
Vinci SA .......................................... France 44,082 6,126,162
11,073,502
Construction Materials 0.9%
Buzzi SpA ......................................... United States 15,320 844,208
CRH plc, (GBP Traded) ............................... United States 33,417 4,031,712
CRH plc, (USD Traded) ............................... United States 55,069 6,602,773
Heidelberg Materials AG .............................. Germany 4,711 1,064,901
Holcim AG ........................................ United States 33,236 2,835,847
UltraTech Cement Ltd. ............................... India 10,806 1,487,918
Vulcan Materials Co. ................................. United States 14,688 4,518,323
21,385,682
Consumer Finance 0.6%
Ally Financial, Inc. ................................... United States 22,420 878,864
American Express Co. ............................... United States 2,910 966,586
Bread Financial Holdings, Inc. .......................... United States 10,876 606,555
Capital One Financial Corp. ........................... United States 61,919 13,162,741
a
Enova International, Inc. .............................. United States 5,411 622,752
a
LendingClub Corp. .................................. United States 37,727 573,073
PROG Holdings, Inc. ................................. United States 11,981 387,705
SLM Corp. ........................................ United States 33,649 931,404
Synchrony Financial ................................. United States 12,559 892,317
19,021,997
Consumer Staples Distribution & Retail 1.2%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 29,460 2,747,145
Coles Group Ltd. .................................... Australia 10,193 156,899
Costco Wholesale Corp. .............................. United States 977 904,341
Dollar General Corp. ................................. United States 9,066 936,971
a
Dollar Tree, Inc. .................................... United States 9,713 916,616
Koninklijke Ahold Delhaize NV .......................... Netherlands 57,659 2,333,143
a
Maplebear, Inc. ..................................... United States 20,417 750,529
Marks & Spencer Group plc ........................... United Kingdom 25,200 123,634
Target Corp. ....................................... United States 35,220 3,159,234
Tesco plc ......................................... United Kingdom 532,529 3,191,814
a
United Natural Foods, Inc. ............................. United States 4,448 167,334

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ...................................... United States 215,953 $ 22,256,116
37,643,776
Containers & Packaging 0.1%
Ball Corp. ......................................... United States 37,514 1,891,456
Crown Holdings, Inc. ................................. United States 9,818 948,321
a
O-I Glass, Inc. ...................................... United States 8,832 114,551
Packaging Corp. of America ........................... United States 4,400 958,892
3,913,220
Distributors 0.0%
†
a
GigaCloud Technology, Inc., A .......................... Hong Kong 3,672 104,285
Diversified Consumer Services 0.1%
ADT, Inc. .......................................... United States 108,808 947,718
a
Coursera, Inc. ...................................... United States 58,044 679,695
a
Duolingo, Inc., A .................................... United States 3,074 989,336
a
Frontdoor, Inc. ..................................... United States 11,430 769,125
a
Laureate Education, Inc. .............................. United States 24,426 770,396
a
Udemy, Inc. ........................................ United States 16,848 118,104
4,274,374
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. ............................. United States 10,764 195,797
Broadstone Net Lease, Inc. ............................ United States 7,000 125,090
WP Carey, Inc. ..................................... United States 13,852 935,980
1,256,867
Diversified Telecommunication Services 0.3%
AT&T, Inc. ......................................... United States 192,062 5,423,831
a
Bandwidth, Inc., A ................................... United States 10,085 168,117
Deutsche Telekom AG ................................ Germany 29,087 990,979
IDT Corp., B ....................................... United States 4,658 243,660
a
Lumen Technologies, Inc. ............................. United States 135,750 830,790
Telstra Group Ltd. ................................... Australia 498,019 1,587,746
Verizon Communications, Inc. .......................... United States 20,680 908,886
10,154,009
Electric Utilities 1.8%
ALLETE, Inc. ...................................... United States 2,399 159,294
American Electric Power Co., Inc. ....................... United States 8,153 917,212
Constellation Energy Corp. ............................ United States 8,179 2,691,464
Duke Energy Corp. .................................. United States 7,761 960,424
Edison International ................................. United States 134,606 7,441,020
Enel SpA ......................................... Italy 338,753 3,210,207
Exelon Corp. ....................................... United States 21,820 982,118
Iberdrola SA ....................................... Spain 457,740 8,664,714
Korea Electric Power Corp. ............................ South Korea 56,130 1,448,197
NextEra Energy, Inc. ................................. United States 102,057 7,704,283
NRG Energy, Inc. ................................... United States 58,653 9,498,853
a
Oklo, Inc., A ....................................... United States 2,899 323,615
Otter Tail Corp. ..................................... United States 721 59,100
PG&E Corp. ....................................... United States 61,079 921,071
Portland General Electric Co. .......................... United States 3,922 172,568
PPL Corp. ......................................... United States 116,072 4,313,236
a
Tokyo Electric Power Co. Holdings, Inc. ................... Japan 254,200 1,190,715

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
TXNM Energy, Inc. .................................. United States 2,050 $ 115,927
50,774,018
Electrical Equipment 1.0%
ABB Ltd. .......................................... Switzerland 61,397 4,442,891
Allient, Inc. ........................................ United States 5,190 232,252
AMETEK, Inc. ...................................... United States 5,027 945,076
a
Bloom Energy Corp., A ............................... United States 1,711 144,699
Eaton Corp. plc ..................................... United States 2,507 938,245
EnerSys .......................................... United States 6,131 692,558
GE Vernova, Inc. .................................... United States 25,218 15,506,548
a
Generac Holdings, Inc. ............................... United States 5,133 859,264
Harbin Electric Co. Ltd., H ............................. China 58,000 87,543
Mitsubishi Electric Corp. .............................. Japan 133,500 3,428,779
a
NANO Nuclear Energy, Inc. ............................ United States 10,528 405,960
a
NEXTracker, Inc., A .................................. United States 6,603 488,556
a
NuScale Power Corp., A .............................. United States 4,797 172,692
Powell Industries, Inc. ................................ United States 417 127,106
a
Power Solutions International, Inc. ....................... United States 6,124 601,499
Prysmian SpA ...................................... Italy 32,416 3,226,089
Rockwell Automation, Inc. ............................. United States 2,693 941,284
Schneider Electric SE ................................ United States 13,905 3,913,870
a
Siemens Energy AG ................................. Germany 3,142 369,434
Vertiv Holdings Co., A ................................ United States 22,464 3,388,919
a
Vicor Corp. ........................................ United States 2,258 112,268
41,025,532
Electronic Equipment, Instruments & Components 0.1%
a
Aeva Technologies, Inc. .............................. United States 9,443 136,923
a
Arlo Technologies, Inc. ............................... United States 22,136 375,205
Elite Material Co. Ltd. ................................ Taiwan 24,000 971,310
a
Itron, Inc. ......................................... United States 5,601 697,661
Jabil, Inc. ......................................... United States 4,421 960,109
a
Keysight Technologies, Inc. ............................ United States 5,553 971,331
a
nLight, Inc. ........................................ United States 7,289 215,973
a
Ouster, Inc. ........................................ United States 11,482 310,588
a
Plexus Corp. ....................................... United States 814 117,778
a
Sanmina Corp. ..................................... United States 1,376 158,391
a
ScanSource, Inc. ................................... United States 2,666 117,277
a
TTM Technologies, Inc. ............................... United States 15,088 869,069
a
Zebra Technologies Corp., A ........................... United States 2,849 846,609
6,748,224
Energy Equipment & Services 0.3%
Halliburton Co. ..................................... United States 43,908 1,080,137
Kodiak Gas Services, Inc. ............................. United States 3,245 119,968
Liberty Energy, Inc., A ................................ United States 10,243 126,399
a
National Energy Services Reunited Corp. ................. United States 15,155 155,490
a
Oceaneering International, Inc. ......................... United States 21,160 524,345
a
Oil States International, Inc. ........................... United States 25,169 152,524
TechnipFMC plc .................................... United Kingdom 129,911 5,124,989
7,283,852
Entertainment 1.7%
Cinemark Holdings, Inc. .............................. United States 7,764 217,547
a
Live Nation Entertainment, Inc. ......................... United States 15,353 2,508,680
a
Netflix, Inc. ........................................ United States 24,852 29,795,560
Nexon Co. Ltd. ..................................... Japan 43,300 950,244

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment (continued)
Nintendo Co. Ltd. ................................... Japan 43,100 $ 3,728,980
a
ROBLOX Corp., A ................................... United States 42,708 5,915,912
a
Spotify Technology SA ................................ United States 6,916 4,827,368
Universal Music Group NV ............................ Netherlands 86,855 2,509,889
50,454,180
Financial Services 2.3%
Apollo Global Management, Inc. ........................ United States 35,856 4,778,529
Banco Latinoamericano de Comercio Exterior SA, E ......... Panama 4,256 195,648
a
Berkshire Hathaway, Inc., B ............................ United States 5,751 2,891,258
Compass Diversified Holdings .......................... United States 20,414 135,141
Corebridge Financial, Inc. ............................. United States 27,512 881,760
Equitable Holdings, Inc. ............................... United States 106,648 5,415,585
Essent Group Ltd. ................................... United States 2,052 130,425
EXOR NV ......................................... Netherlands 13,040 1,276,299
a
Fiserv, Inc. ........................................ United States 6,876 886,523
Investor AB, B ...................................... Sweden 104,427 3,269,018
Jackson Financial, Inc., A ............................. United States 8,882 899,125
Mastercard, Inc., A .................................. United States 55,488 31,562,129
Meritz Financial Group, Inc. ............................ South Korea 10,242 830,801
MGIC Investment Corp. ............................... United States 33,719 956,608
a
NMI Holdings, Inc., A ................................. United States 10,047 385,202
Pagseguro Digital Ltd., A .............................. Brazil 65,005 650,050
a
Payoneer Global, Inc. ................................ United States 18,058 109,251
a
PayPal Holdings, Inc. ................................ United States 130,474 8,749,586
a
Paysafe Ltd. ....................................... United States 7,988 103,205
PennyMac Financial Services, Inc. ...................... United States 2,863 354,668
a
StoneCo Ltd., A ..................................... Brazil 6,904 130,555
Visa, Inc., A ........................................ United States 26,626 9,089,584
73,680,950
Food Products 0.2%
Ajinomoto Co., Inc. .................................. Japan 26,800 768,335
Archer-Daniels-Midland Co. ........................... United States 15,839 946,222
Associated British Foods plc ........................... United Kingdom 76,910 2,125,125
Calavo Growers, Inc. ................................. United States 4,093 105,354
Cal-Maine Foods, Inc. ................................ United States 7,031 661,617
Dole plc .......................................... United States 28,531 383,457
Fresh Del Monte Produce, Inc. ......................... United States 9,299 322,861
Ingredion, Inc. ...................................... United States 7,257 886,152
Mondelez International, Inc., A .......................... United States 14,817 925,618
Nestle SA ......................................... United States 8,640 793,457
Nissin Foods Holdings Co. Ltd. ......................... Japan 16,600 312,672
a
Seneca Foods Corp., A ............................... United States 1,069 115,388
a
Simply Good Foods Co. (The) .......................... United States 2,230 55,349
Smithfield Foods, Inc. ................................ United States 38,745 909,733
Tyson Foods, Inc., A ................................. United States 17,169 932,277
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 2,597,500 2,812,965
13,056,582
Gas Utilities 0.1%
National Fuel Gas Co. ................................ United States 10,404 961,017
New Jersey Resources Corp. .......................... United States 12,658 609,483
Northwest Natural Holding Co. ......................... United States 2,756 123,827
Spire, Inc. ......................................... United States 1,560 127,171
Tokyo Gas Co. Ltd. .................................. Japan 36,100 1,283,668
3,105,166

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 1.0%
Canadian National Railway Co. ......................... Canada 15,526 $ 1,464,132
Canadian Pacific Kansas City Ltd. ....................... Canada 49,975 3,722,638
CSX Corp. ........................................ United States 27,606 980,289
JB Hunt Transport Services, Inc. ........................ United States 6,570 881,497
a
Lyft, Inc., A ........................................ United States 50,836 1,118,900
Norfolk Southern Corp. ............................... United States 3,445 1,034,912
a
Uber Technologies, Inc. ............................... United States 9,872 967,160
Union Pacific Corp. .................................. United States 47,127 11,139,409
21,308,937
Health Care Equipment & Supplies 1.2%
Abbott Laboratories .................................. United States 6,822 913,739
a
AtriCure, Inc. ....................................... United States 3,164 111,531
a
Avanos Medical, Inc. ................................. United States 9,472 109,496
a
Axogen, Inc. ....................................... United States 12,550 223,892
Becton Dickinson & Co. ............................... United States 28,791 5,388,811
BioMerieux ........................................ France 4,412 592,172
a
Boston Scientific Corp. ............................... United States 37,027 3,614,946
a
Dexcom, Inc. ....................................... United States 12,418 835,607
a
Edwards Lifesciences Corp. ........................... United States 11,693 909,365
a
Glaukos Corp. ...................................... United States 3,996 325,874
a
Hologic, Inc. ....................................... United States 14,686 991,158
Hoya Corp. ........................................ Japan 58,200 8,047,335
a
IDEXX Laboratories, Inc. .............................. United States 4,876 3,115,228
a
Insulet Corp. ....................................... United States 2,848 879,263
a
Intuitive Surgical, Inc. ................................ United States 10,041 4,490,636
a
Lantheus Holdings, Inc. ............................... United States 9,153 469,457
a
LivaNova plc ....................................... United States 7,664 401,440
Medtronic plc ...................................... United States 37,982 3,617,406
a
Novocure Ltd. ...................................... United States 48,112 621,607
Olympus Corp. ..................................... Japan 161,000 2,035,526
a
Surmodics, Inc. ..................................... United States 3,464 103,539
37,798,028
Health Care Providers & Services 1.2%
Apollo Hospitals Enterprise Ltd. ......................... India 20,522 1,713,705
Cardinal Health, Inc. ................................. United States 6,217 975,820
a
Castle Biosciences, Inc. .............................. United States 21,952 499,847
Cencora, Inc. ...................................... United States 3,213 1,004,159
Cigna Group (The) .................................. United States 3,127 901,358
Fresenius SE & Co. KGaA ............................. Germany 4,385 245,058
a
GeneDx Holdings Corp., A ............................. United States 1,376 148,250
a
Guardant Health, Inc. ................................ United States 15,032 939,199
a
Hims & Hers Health, Inc. .............................. United States 13,483 764,756
McKesson Corp. .................................... United States 12,892 9,959,586
a
Option Care Health, Inc. .............................. United States 10,089 280,071
Select Medical Holdings Corp. .......................... United States 16,867 216,572
Sonic Healthcare Ltd. ................................ Australia 65,153 922,819
a
Tenet Healthcare Corp. ............................... United States 4,909 996,723
UnitedHealth Group, Inc. .............................. United States 20,830 7,192,599
Universal Health Services, Inc., B ....................... United States 4,938 1,009,525
27,770,047
Health Care REITs 0.1%
American Healthcare REIT, Inc. ......................... United States 3,878 162,915
CareTrust REIT, Inc. ................................. United States 23,595 818,275
LTC Properties, Inc. ................................. United States 1,662 61,261
National Health Investors, Inc. .......................... United States 1,501 119,329

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
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a
Value
a a a a a a
Common Stocks
(continued)
Health Care REITs (continued)
Omega Healthcare Investors, Inc. ....................... United States 22,933 $ 968,231
Sabra Health Care REIT, Inc. .......................... United States 6,871 128,075
2,258,086
Health Care Technology 0.4%
a
Doximity, Inc., A .................................... United States 13,327 974,870
HealthStream, Inc. .................................. United States 4,512 127,419
a
LifeMD, Inc. ....................................... United States 20,013 135,888
a
Phreesia, Inc. ...................................... United States 14,862 349,554
a
Teladoc Health, Inc. ................................. United States 81,223 627,854
a
Veeva Systems, Inc., A ............................... United States 28,420 8,466,602
a
Waystar Holding Corp. ............................... United States 7,068 268,019
10,950,206
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. ............................ United States 8,696 104,439
DiamondRock Hospitality Co. .......................... United States 14,003 111,464
Ryman Hospitality Properties, Inc. ....................... United States 5,675 508,423
Xenia Hotels & Resorts, Inc. ........................... United States 4,238 58,145
782,471
Hotels, Restaurants & Leisure 1.5%
Accor SA ......................................... France 44,215 2,100,672
a
Airbnb, Inc., A ...................................... United States 7,570 919,149
Aristocrat Leisure Ltd. ................................ Australia 62,167 2,877,927
Booking Holdings, Inc. ............................... United States 508 2,742,829
Brightstar Lottery plc ................................. United States 34,061 587,552
a
Brinker International, Inc. ............................. United States 5,504 697,247
Compass Group plc ................................. United Kingdom 139,307 4,748,385
a
DoorDash, Inc., A ................................... United States 51,263 13,943,023
a
Eternal Ltd. ........................................ India 275,529 1,011,504
FDJ United ........................................ France 4,838 162,229
Golden Entertainment, Inc. ............................ United States 4,667 110,048
Hilton Worldwide Holdings, Inc. ......................... United States 32,742 8,494,584
Indian Hotels Co. Ltd. (The), A .......................... India 189,470 1,538,035
InterContinental Hotels Group plc ....................... United Kingdom 5,819 703,578
a
Life Time Group Holdings, Inc. ......................... United States 4,104 113,270
a
MakeMyTrip Ltd. .................................... India 12,887 1,206,223
Monarch Casino & Resort, Inc. ......................... United States 1,275 134,946
Red Rock Resorts, Inc., A ............................. United States 2,395 146,239
Starbucks Corp. .................................... United States 35,251 2,982,235
45,219,675
Household Durables 0.5%
a
Amber Enterprises India Ltd. ........................... India 14,018 1,278,870
Garmin Ltd. ........................................ United States 3,943 970,845
a
Hovnanian Enterprises, Inc., A .......................... United States 1,009 129,646
KB Home ......................................... United States 1,873 119,198
a
M/I Homes, Inc. ..................................... United States 3,948 570,249
PulteGroup, Inc. .................................... United States 67,360 8,900,277
a
Sonos, Inc. ........................................ United States 41,424 654,499
Sony Group Corp. ................................... Japan 140,400 4,036,037
a
Taylor Morrison Home Corp., A ......................... United States 11,446 755,550
a
Tri Pointe Homes, Inc. ................................ United States 19,331 656,674
18,071,845

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Products 1.0%
Colgate-Palmolive Co. ............................... United States 132,980 $ 10,630,421
Energizer Holdings, Inc. .............................. United States 4,885 121,588
Kimberly-Clark Corp. ................................. United States 20,123 2,502,094
Procter & Gamble Co. (The) ........................... United States 51,844 7,965,831
Reckitt Benckiser Group plc ........................... United Kingdom 20,025 1,541,965
Unilever Indonesia Tbk. PT ............................ Indonesia 11,574,300 1,236,259
23,998,158
Independent Power and Renewable Electricity Producers 0.1%
NTPC Ltd. ......................................... India 595,552 2,283,757
RWE AG .......................................... Germany 12,994 577,956
Vistra Corp. ........................................ United States 4,618 904,759
3,766,472
Industrial Conglomerates 0.4%
3M Co. ........................................... United States 5,976 927,356
DCC plc .......................................... United Kingdom 8,880 571,623
Honeywell International, Inc. ........................... United States 28,074 5,909,577
Jardine Matheson Holdings Ltd. ........................ Hong Kong 26,700 1,684,962
Samsung C&T Corp. ................................. South Korea 9,099 1,198,221
Sekisui Chemical Co. Ltd. ............................. Japan 38,900 724,188
Siemens AG ....................................... Germany 7,859 2,121,757
Smiths Group plc ................................... United Kingdom 26,567 842,311
13,979,995
Industrial REITs 0.2%
Prologis, Inc. ....................................... United States 34,688 3,972,470
Insurance 2.2%
Aflac, Inc. ......................................... United States 8,850 988,545
AIA Group Ltd. ..................................... Hong Kong 680,200 6,519,014
Allianz SE ......................................... Germany 9,210 3,874,893
Allstate Corp. (The) .................................. United States 34,034 7,305,398
American International Group, Inc. ...................... United States 69,757 5,478,715
AXA SA ........................................... France 7,207 345,612
Axis Capital Holdings Ltd. ............................. United States 9,357 896,401
a
Brighthouse Financial, Inc. ............................ United States 19,322 1,025,612
Chubb Ltd. ........................................ United States 3,377 953,158
CNO Financial Group, Inc. ............................ United States 15,260 603,533
Dai-ichi Life Holdings, Inc. ............................. Japan 53,200 418,480
Everest Group Ltd. .................................. United States 2,777 972,589
Fidelis Insurance Holdings Ltd. ......................... United Kingdom 7,293 132,368
a
Genworth Financial, Inc., A ............................ United States 81,101 721,799
Globe Life, Inc. ..................................... United States 17,305 2,474,096
a
Hamilton Insurance Group Ltd., B ....................... United States 23,284 577,443
Hanover Insurance Group, Inc. (The) ..................... United States 2,712 492,581
a
Heritage Insurance Holdings, Inc. ....................... United States 17,441 439,164
Horace Mann Educators Corp. ......................... United States 6,876 310,589
MetLife, Inc. ....................................... United States 97,299 8,014,519
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 3,165 2,020,771
Old Republic International Corp. ........................ United States 24,038 1,020,894
PICC Property & Casualty Co. Ltd., H .................... China 1,224,000 2,761,165
b
Poste Italiane SpA, 144A, Reg S ........................ Italy 12,493 296,972
Primerica, Inc. ...................................... United States 3,552 986,000
Progressive Corp. (The) .............................. United States 3,716 917,666
Prudential Financial, Inc. .............................. United States 8,869 920,070
Prudential plc ...................................... Hong Kong 258,156 3,614,112
QBE Insurance Group Ltd. ............................ Australia 31,678 431,083

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Reinsurance Group of America, Inc. ..................... United States 4,913 $ 943,935
a
SiriusPoint Ltd. ..................................... Sweden 7,362 133,179
a
Sony Financial Group, Inc. ............................ Japan 140,400 155,699
Talanx AG ......................................... Germany 10,456 1,394,071
Travelers Cos., Inc. (The) ............................. United States 3,344 933,712
Unipol Assicurazioni SpA .............................. Italy 10,275 220,888
Universal Insurance Holdings, Inc. ....................... United States 6,395 168,188
Unum Group ....................................... United States 13,203 1,026,929
Zurich Insurance Group AG ............................ Switzerland 2,111 1,508,908
61,998,751
Interactive Media & Services 4.9%
Alphabet, Inc., A .................................... United States 217,777 52,941,589
Alphabet, Inc., C .................................... United States 61,421 14,959,085
b
Auto Trader Group plc, 144A, Reg S ..................... United Kingdom 39,360 418,133
a
Cargurus, Inc., A .................................... United States 16,426 611,540
a
EverQuote, Inc., A ................................... United States 18,292 418,338
a
fuboTV, Inc. ....................................... United States 126,199 523,726
a
Grindr, Inc. ........................................ Singapore 10,647 159,918
Kakao Corp. ....................................... South Korea 23,671 1,007,885
b
Kuaishou Technology, 144A, Reg S ...................... China 101,300 1,095,647
LY Corp. .......................................... Japan 503,000 1,614,635
Meta Platforms, Inc., A ............................... United States 72,615 53,327,004
a
Reddit, Inc., A ...................................... United States 4,252 977,917
b
Scout24 SE, 144A, Reg S ............................. Germany 4,177 524,035
Tencent Holdings Ltd. ................................ China 204,511 17,426,301
a
ZipRecruiter, Inc., A .................................. United States 27,240 114,953
146,120,706
IT Services 0.5%
Accenture plc, A .................................... Ireland 23,430 5,777,838
Coforge Ltd. ....................................... India 23,298 417,904
Fujitsu Ltd. ........................................ Japan 13,400 314,342
a
GoDaddy, Inc., A .................................... United States 6,524 892,679
International Business Machines Corp. ................... United States 3,781 1,066,847
NEC Corp. ........................................ Japan 30,800 985,880
a
Shopify, Inc., A ..................................... Canada 18,395 2,733,681
a
Snowflake, Inc., A ................................... United States 5,046 1,138,125
VeriSign, Inc. ...................................... United States 3,369 941,871
14,269,167
Leisure Products 0.0%
†
Bandai Namco Holdings, Inc. .......................... Japan 34,300 1,141,213
Hasbro, Inc. ....................................... United States 12,374 938,568
Polaris, Inc. ........................................ United States 11,571 672,622
2,752,403
Life Sciences Tools & Services 0.5%
a
10X Genomics, Inc., A ................................ United States 45,405 530,784
Lonza Group AG .................................... Switzerland 4,837 3,234,204
Thermo Fisher Scientific, Inc. .......................... United States 16,250 7,881,575
b
WuXi AppTec Co. Ltd., H, 144A, Reg S ................... China 73,980 1,131,905
12,778,468
Machinery 0.8%
Alamo Group, Inc. ................................... United States 601 114,731
Albany International Corp., A ........................... United States 2,028 108,092

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Allison Transmission Holdings, Inc. ...................... United States 10,443 $ 886,402
Atmus Filtration Technologies, Inc. ...................... United States 15,281 689,020
a
Blue Bird Corp. ..................................... United States 6,454 371,428
Caterpillar, Inc. ..................................... United States 4,628 2,208,250
CNH Industrial NV ................................... United States 43,142 468,091
Cummins, Inc. ...................................... United States 2,368 1,000,172
Deere & Co. ....................................... United States 2,011 919,550
Ebara Corp. ....................................... Japan 68,400 1,559,147
ESCO Technologies, Inc. .............................. United States 781 164,877
Federal Signal Corp. ................................. United States 1,131 134,578
Franklin Electric Co., Inc. ............................. United States 1,218 115,954
GEA Group AG ..................................... Germany 18,591 1,374,472
Graco, Inc. ........................................ United States 10,972 932,181
Hoshizaki Corp. .................................... Japan 7,100 266,416
Hyster-Yale, Inc. .................................... United States 3,144 115,888
Ingersoll Rand, Inc. .................................. United States 52,318 4,322,513
Komatsu Ltd. ...................................... Japan 10,100 351,856
Lincoln Electric Holdings, Inc. .......................... United States 3,826 902,286
a
Microvast Holdings, Inc. .............................. United States 152,418 586,809
Mueller Water Products, Inc., A ......................... United States 5,259 134,210
Otis Worldwide Corp. ................................ United States 34,831 3,184,598
Parker-Hannifin Corp. ................................ United States 978 741,471
Pentair plc ........................................ United States 8,681 961,508
a
Proto Labs, Inc. ..................................... United States 3,734 186,812
Rational AG ....................................... Germany 409 312,549
REV Group, Inc. .................................... United States 7,279 412,501
a
Samsung Heavy Industries Co. Ltd. ...................... South Korea 57,594 899,480
Schindler Holding AG ................................ Switzerland 5,069 1,927,620
a
SPX Technologies, Inc. ............................... United States 688 128,505
Tennant Co. ....................................... United States 1,434 116,240
Watts Water Technologies, Inc., A ....................... United States 3,040 849,011
Westinghouse Air Brake Technologies Corp. ............... United States 4,786 959,449
Worthington Enterprises, Inc. .......................... United States 2,468 136,949
28,543,616
Marine Transportation 0.0%
†
Costamare, Inc. .................................... Monaco 8,930 106,356
Matson, Inc. ....................................... United States 5,883 580,005
Safe Bulkers, Inc. ................................... Monaco 18,663 82,864
SITC International Holdings Co. Ltd. ..................... China 276,000 1,062,582
1,831,807
Media 0.2%
a
Charter Communications, Inc., A ........................ United States 9,805 2,697,405
Comcast Corp., A ................................... United States 85,091 2,673,559
Informa plc ........................................ United Kingdom 47,478 588,077
a
Magnite, Inc. ....................................... United States 12,404 270,159
New York Times Co. (The), A ........................... United States 16,518 948,133
a
Nexxen International Ltd. ............................. Israel 17,412 161,061
a
PubMatic, Inc., A .................................... United States 14,304 118,437
7,456,831
Metals & Mining 0.7%
a
Alpha Metallurgical Resources, Inc. ...................... United States 2,242 367,890
Anglogold Ashanti plc ................................ United Kingdom 20,253 1,414,145
ArcelorMittal SA .................................... Luxembourg 14,553 525,013
BHP Group Ltd., (AUD Traded) ......................... Australia 149,549 4,177,685
BHP Group Ltd., (GBP Traded) ......................... Australia 8,726 241,740

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
BlueScope Steel Ltd. ................................. Australia 39,375 $ 591,447
a
Boliden AB ........................................ Sweden 7,353 300,137
a
Coeur Mining, Inc. ................................... United States 8,842 165,876
Commercial Metals Co. ............................... United States 2,140 122,579
a
Constellium SE, A ................................... United States 43,405 645,866
Fortescue Ltd. ...................................... Australia 170,484 2,111,351
Freeport-McMoRan, Inc. .............................. United States 142,746 5,598,498
Glencore plc ....................................... Australia 897,402 4,133,100
Hecla Mining Co. ................................... United States 40,682 492,252
Norsk Hydro ASA ................................... Norway 67,280 457,445
Northern Star Resources Ltd. .......................... Australia 22,220 346,972
Rio Tinto plc ....................................... Australia 29,966 1,974,833
Southern Copper Corp. ............................... Mexico 8,934 1,084,230
SunCoke Energy, Inc. ................................ United States 15,843 129,279
Zijin Mining Group Co. Ltd., H .......................... China 622,000 2,600,595
27,480,933
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
BrightSpire Capital, Inc., A ............................. United States 31,938 173,423
Chimera Investment Corp. ............................. United States 8,066 106,633
Ladder Capital Corp., A ............................... United States 10,144 110,671
MFA Financial, Inc. .................................. United States 10,832 99,546
Rithm Capital Corp. .................................. United States 74,668 850,469
1,340,742
Multi-Utilities 0.4%
Avista Corp. ....................................... United States 12,361 467,369
Black Hills Corp. .................................... United States 8,741 538,358
Consolidated Edison, Inc. ............................. United States 9,703 975,346
DTE Energy Co. .................................... United States 6,917 978,271
E.ON SE .......................................... Germany 101,937 1,920,031
Engie SA ......................................... France 130,963 2,815,250
Northwestern Energy Group, Inc. ....................... United States 2,092 122,612
Public Service Enterprise Group, Inc. .................... United States 11,446 955,283
Sembcorp Industries Ltd. ............................. Singapore 84,000 392,465
9,164,985
Office REITs 0.1%
COPT Defense Properties ............................. United States 3,704 107,638
Empire State Realty Trust, Inc., A ....................... United States 13,862 106,183
Vornado Realty Trust ................................. United States 90,293 3,659,575
3,873,396
Oil, Gas & Consumable Fuels 2.4%
Antero Midstream Corp. .............................. United States 49,683 965,838
Berry Corp. ........................................ United States 36,824 139,195
BP plc ............................................ United States 305,049 1,751,485
California Resources Corp. ............................ United States 2,036 108,274
Cheniere Energy, Inc. ................................ United States 40,787 9,584,129
Chevron Corp. ..................................... United States 5,910 917,764
ConocoPhillips ..................................... United States 51,940 4,913,005
Core Natural Resources, Inc. .......................... United States 2,295 191,587
Coterra Energy, Inc. ................................. United States 38,142 902,058
Dorian LPG Ltd. .................................... United States 4,711 140,388
ENEOS Holdings, Inc. ................................ Japan 320,600 2,030,426
Eni SpA .......................................... Italy 30,087 526,405
Equinor ASA ....................................... Norway 103,862 2,532,791
Excelerate Energy, Inc., A ............................. United States 4,588 115,572

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. ................................... United States 99,217 $ 11,186,717
a
Gulfport Energy Corp. ................................ United States 638 115,465
Inpex Corp. ........................................ Japan 175,200 3,154,595
International Seaways, Inc. ............................ United States 2,605 120,038
Kinder Morgan, Inc. .................................. United States 34,320 971,599
Marathon Petroleum Corp. ............................ United States 5,251 1,012,078
Murphy Oil Corp. .................................... United States 16,884 479,674
Peabody Energy Corp. ............................... United States 33,489 888,128
PetroChina Co. Ltd., H ............................... China 2,990,000 2,710,632
Repsol SA ......................................... Spain 37,160 660,787
Scorpio Tankers, Inc. ................................. Monaco 11,042 618,904
Shell plc, (EUR Traded) ............................... United States 214,560 7,695,718
Shell plc, (GBP Traded) ............................... United States 25,142 896,087
Teekay Corp. Ltd. ................................... United States 36,901 301,850
Teekay Tankers Ltd., A ............................... Canada 11,153 563,784
TotalEnergies SE ................................... France 65,724 4,003,159
Valero Energy Corp. ................................. United States 32,132 5,470,794
Williams Cos., Inc. (The) .............................. United States 15,826 1,002,577
World Kinect Corp. .................................. United States 4,485 116,386
66,787,889
Paper & Forest Products 0.0%
†
Louisiana-Pacific Corp. ............................... United States 9,870 876,851
Sylvamo Corp. ..................................... United States 7,191 317,986
1,194,837
Passenger Airlines 0.5%
Delta Air Lines, Inc. .................................. United States 15,811 897,274
a
Joby Aviation, Inc. ................................... United States 31,641 510,686
Qantas Airways Ltd. ................................. Australia 338,261 2,444,207
Ryanair Holdings plc ................................. Italy 96,753 2,827,356
Ryanair Holdings plc, ADR ............................ Italy 33,805 2,035,737
a
SkyWest, Inc. ...................................... United States 7,124 716,817
Southwest Airlines Co. ............................... United States 178,931 5,709,688
a
Sun Country Airlines Holdings, Inc. ...................... United States 13,243 156,400
a
United Airlines Holdings, Inc. ........................... United States 8,882 857,113
16,155,278
Personal Care Products 0.2%
a
APR Corp. ........................................ South Korea 4,447 794,476
Unilever plc ........................................ United Kingdom 82,761 4,891,891
5,686,367
Pharmaceuticals 3.7%
a
Arvinas, Inc. ....................................... United States 58,126 495,234
AstraZeneca plc .................................... United Kingdom 27,179 4,163,853
AstraZeneca plc, ADR ................................ United Kingdom 67,491 5,177,909
Bristol-Myers Squibb Co. .............................. United States 153,660 6,930,066
Chugai Pharmaceutical Co. Ltd. ........................ Japan 26,700 1,183,731
a
Corcept Therapeutics, Inc. ............................ United States 12,671 1,053,087
Daiichi Sankyo Co. Ltd. ............................... Japan 69,000 1,552,515
Eli Lilly & Co. ...................................... United States 23,567 17,981,621
Galderma Group AG ................................. Switzerland 12,180 2,153,428
GSK plc .......................................... United States 56,112 1,204,836
Ipsen SA .......................................... France 5,246 704,413
Johnson & Johnson ................................. United States 103,103 19,117,358
a
Maze Therapeutics, Inc. .............................. United States 4,932 127,887
Merck & Co., Inc. ................................... United States 47,688 4,002,454

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Merck KGaA ....................................... Germany 2,663 $ 345,510
Novartis AG ....................................... United States 72,314 9,298,018
Novo Nordisk A/S, ADR ............................... Denmark 74,497 4,133,838
Novo Nordisk A/S, B ................................. Denmark 93,114 5,184,743
Otsuka Holdings Co. Ltd. ............................. Japan 22,400 1,194,609
Pfizer, Inc. ......................................... United States 39,654 1,010,384
Roche Holding AG .................................. United States 14,100 4,695,068
Sanofi SA ......................................... United States 78,773 7,459,323
a
Supernus Pharmaceuticals, Inc. ........................ United States 14,749 704,855
a
WaVe Life Sciences Ltd. .............................. United States 15,754 115,319
99,990,059
Professional Services 0.7%
Automatic Data Processing, Inc. ........................ United States 42,570 12,494,295
Broadridge Financial Solutions, Inc. ...................... United States 3,755 894,328
Experian plc ....................................... United States 22,128 1,111,427
Heidrick & Struggles International, Inc. ................... United States 3,228 160,658
a
IBEX Holdings Ltd. .................................. United States 4,763 192,997
Korn Ferry ........................................ United States 5,109 357,528
a
Legalzoom.com, Inc. ................................. United States 53,223 552,455
Leidos Holdings, Inc. ................................. United States 5,149 972,955
Maximus, Inc. ...................................... United States 1,490 136,141
a
Paylocity Holding Corp. ............................... United States 5,578 888,408
Recruit Holdings Co. Ltd. ............................. Japan 40,800 2,193,566
a
Upwork, Inc. ....................................... United States 38,420 713,459
Verisk Analytics, Inc., A ............................... United States 3,456 869,219
21,537,436
Real Estate Management & Development 0.4%
a
Anywhere Real Estate, Inc. ............................ United States 29,152 308,720
a
CBRE Group, Inc., A ................................. United States 36,777 5,794,584
a
CoStar Group, Inc. .................................. United States 35,706 3,012,515
a
Cushman & Wakefield plc ............................. United States 43,778 696,946
Emaar Properties PJSC .............................. United Arab
Emirates 422,407 1,500,772
11,313,537
Residential REITs 0.0%
†
Camden Property Trust ............................... United States 8,682 927,064
Equity LifeStyle Properties, Inc. ......................... United States 15,231 924,522
Equity Residential ................................... United States 14,496 938,326
Invitation Homes, Inc. ................................ United States 30,590 897,205
Mid-America Apartment Communities, Inc. ................ United States 6,521 911,179
NexPoint Residential Trust, Inc. ......................... United States 3,638 117,216
Sun Communities, Inc. ............................... United States 7,281 939,249
5,654,761
Retail REITs 0.3%
Brixmor Property Group, Inc. ........................... United States 33,818 936,082
CBL & Associates Properties, Inc. ....................... United States 3,804 116,326
Curbline Properties Corp. ............................. United States 10,227 228,062
Kite Realty Group Trust ............................... United States 12,340 275,182
Simon Property Group, Inc. ............................ United States 46,844 8,791,213
SITE Centers Corp. .................................. United States 45,634 411,162
Tanger, Inc. ........................................ United States 3,300 111,672
Urban Edge Properties ............................... United States 27,575 564,460
11,434,159

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 9.2%
a
Ambarella, Inc. ..................................... United States 8,664 $ 714,953
Applied Materials, Inc. ................................ United States 5,640 1,154,734
ASML Holding NV ................................... Netherlands 13,190 12,862,717
a
Astera Labs, Inc. .................................... United States 5,775 1,130,745
Broadcom, Inc. ..................................... United States 130,873 43,176,311
a
CEVA, Inc. ........................................ United States 2,215 58,498
a
Cirrus Logic, Inc. .................................... United States 8,105 1,015,475
a
Credo Technology Group Holding Ltd. .................... United States 9,411 1,370,336
a
Impinj, Inc. ........................................ United States 4,008 724,446
KLA Corp. ......................................... United States 999 1,077,521
Lam Research Corp. ................................. United States 22,510 3,014,089
Marvell Technology, Inc. .............................. United States 39,087 3,286,044
a
MaxLinear, Inc., A ................................... United States 8,357 134,381
MediaTek, Inc. ..................................... Taiwan 39,000 1,691,420
NAURA Technology Group Co. Ltd., A .................... China 14,325 912,726
NVIDIA Corp. ...................................... United States 763,654 142,482,563
QUALCOMM, Inc. ................................... United States 104,850 17,442,846
a
Rambus, Inc. ...................................... United States 10,560 1,100,352
Renesas Electronics Corp. ............................ Japan 115,800 1,332,301
a
Rigetti Computing, Inc. ............................... United States 7,589 226,076
SCREEN Holdings Co. Ltd. ............................ Japan 10,200 924,244
SK Hynix, Inc. ...................................... South Korea 17,861 4,427,706
Skyworks Solutions, Inc. .............................. United States 6,003 462,111
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 492,350 21,386,614
262,109,209
Software 6.9%
a
8x8, Inc. .......................................... United States 42,207 89,479
A10 Networks, Inc. .................................. United States 6,514 118,229
a
ACI Worldwide, Inc. .................................. United States 6,521 344,113
Adeia, Inc. ........................................ United States 8,339 140,095
a
Adobe, Inc. ........................................ United States 40,369 14,240,165
a
Alarm.com Holdings, Inc. ............................. United States 1,971 104,621
a
AppLovin Corp., A ................................... United States 11,735 8,432,067
a
Atlassian Corp., A ................................... United States 5,413 864,456
a
Autodesk, Inc. ...................................... United States 25,436 8,080,254
a
Blend Labs, Inc., A .................................. United States 133,733 488,125
a
Cadence Design Systems, Inc. ......................... United States 23,942 8,409,867
a
Cerence, Inc. ...................................... United States 11,522 143,564
a
Check Point Software Technologies Ltd. .................. Israel 4,000 827,640
a
Commvault Systems, Inc. ............................. United States 4,421 834,596
a
Crowdstrike Holdings, Inc., A ........................... United States 2,158 1,058,240
a
DocuSign, Inc., A ................................... United States 13,241 954,544
a
Domo, Inc., B ...................................... United States 25,014 396,222
a
Dropbox, Inc., A .................................... United States 30,623 925,121
a
Fortinet, Inc. ....................................... United States 12,315 1,035,445
a
Guidewire Software, Inc. .............................. United States 3,743 860,366
a
HubSpot, Inc. ...................................... United States 5,426 2,538,283
InterDigital, Inc. ..................................... United States 2,779 959,394
Intuit, Inc. ......................................... United States 1,465 1,000,463
a
Life360, Inc. ....................................... United States 1,748 185,812
a
LiveRamp Holdings, Inc. .............................. United States 16,382 444,607
a
Manhattan Associates, Inc. ............................ United States 4,452 912,571
Microsoft Corp. ..................................... United States 233,649 121,018,500
a
Nice Ltd. .......................................... Israel 3,661 530,347
OneSpan, Inc. ...................................... United States 7,071 112,358
Oracle Corp. ....................................... United States 22,381 6,294,432
Oracle Corp. Japan .................................. Japan 6,000 612,619

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
PagerDuty, Inc. ..................................... United States 30,121 $ 497,599
a
Palantir Technologies, Inc., A ........................... United States 17,987 3,281,189
Pegasystems, Inc. ................................... United States 16,301 937,307
a
PROS Holdings, Inc. ................................. United States 7,830 179,385
a
Q2 Holdings, Inc. ................................... United States 2,860 207,035
a
Rapid7, Inc. ....................................... United States 29,266 548,738
a
RingCentral, Inc., A .................................. United States 31,178 883,585
a
Rubrik, Inc., A ...................................... United States 13,975 1,149,444
Salesforce, Inc. ..................................... United States 3,809 902,733
SAP SE .......................................... Germany 11,273 3,018,540
a
ServiceNow, Inc. .................................... United States 9,064 8,341,418
a
Weave Communications, Inc. .......................... United States 15,810 105,611
a
Workday, Inc., A .................................... United States 4,125 993,011
a
Workiva, Inc., A ..................................... United States 1,451 124,902
a
Zoom Communications, Inc., A ......................... United States 11,272 929,940
a
Zscaler, Inc. ....................................... United States 3,397 1,017,945
206,074,977
Specialized REITs 0.3%
American Tower Corp. ................................ United States 34,310 6,598,499
EPR Properties ..................................... United States 17,013 986,924
Farmland Partners, Inc. ............................... United States 9,905 107,766
Outfront Media, Inc. ................................. United States 32,930 603,278
PotlatchDeltic Corp. ................................. United States 2,804 114,263
Public Storage ..................................... United States 3,251 939,051
VICI Properties, Inc., A ............................... United States 28,544 930,820
Weyerhaeuser Co. .................................. United States 38,014 942,367
11,222,968
Specialty Retail 0.9%
a
Abercrombie & Fitch Co., A ............................ United States 7,078 605,523
American Eagle Outfitters, Inc. ......................... United States 10,539 180,322
a,b
Auto1 Group SE, 144A, Reg S ......................... Germany 28,865 987,452
a
AutoZone, Inc. ..................................... United States 228 978,175
Avolta AG ......................................... Switzerland 6,591 359,893
Buckle, Inc. (The) ................................... United States 2,611 153,161
a
Chewy, Inc., A ...................................... United States 27,309 1,104,649
Fast Retailing Co. Ltd. ................................ Japan 8,100 2,460,066
Gap, Inc. (The) ..................................... United States 41,335 884,156
Home Depot, Inc. (The) ............................... United States 2,240 907,626
Industria de Diseno Textil SA ........................... Spain 6,528 361,285
JUMBO SA ........................................ Greece 18,787 644,502
Ross Stores, Inc. ................................... United States 6,309 961,429
a
Sally Beauty Holdings, Inc. ............................ United States 11,469 186,715
TJX Cos., Inc. (The) ................................. United States 93,460 13,508,708
a
Ulta Beauty, Inc. .................................... United States 1,838 1,004,926
Upbound Group, Inc. ................................. United States 4,133 97,663
a
Urban Outfitters, Inc. ................................. United States 2,771 197,933
a
Victoria's Secret & Co. ............................... United States 16,776 455,301
Williams-Sonoma, Inc. ............................... United States 4,595 898,093
26,937,578
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc. ........................................ United States 442,614 112,702,803
Asia Vital Components Co. Ltd. ......................... Taiwan 30,000 975,800
a
IonQ, Inc. ......................................... United States 19,198 1,180,677
NetApp, Inc. ....................................... United States 7,633 904,205
Samsung Electronics Co. Ltd. .......................... South Korea 84,191 5,047,278

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings plc ....................... United States 38,609 $ 9,114,041
a,b
Xiaomi Corp., B, 144A, Reg S .......................... China 451,200 3,135,816
133,060,620
Textiles, Apparel & Luxury Goods 0.3%
adidas AG ......................................... Germany 2,176 461,054
Asics Corp. ........................................ Japan 39,500 1,033,616
Carter's, Inc. ....................................... United States 14,137 398,946
Cie Financiere Richemont SA .......................... Switzerland 716 137,448
a
G-III Apparel Group Ltd. .............................. United States 5,688 151,358
a
Hanesbrands, Inc. ................................... United States 21,026 138,561
Hermes International SCA ............................. France 939 2,309,038
Kontoor Brands, Inc. ................................. United States 1,325 105,695
a
Lululemon Athletica, Inc. .............................. United States 5,419 964,203
LVMH Moet Hennessy Louis Vuitton SE .................. France 395 243,076
Pandora A/S ....................................... Denmark 11,890 1,554,587
Tapestry, Inc. ...................................... United States 8,890 1,006,526
8,504,108
Tobacco 0.9%
British American Tobacco plc ........................... United Kingdom 71,428 3,799,063
Imperial Brands plc .................................. United Kingdom 72,504 3,080,075
Philip Morris International, Inc. ......................... United States 120,356 19,521,743
Turning Point Brands, Inc. ............................. United States 6,037 596,818
26,997,699
Trading Companies & Distributors 0.4%
AerCap Holdings NV ................................. Ireland 6,600 798,600
Boise Cascade Co. .................................. United States 4,581 354,203
Bunzl plc .......................................... United Kingdom 9,158 289,459
a
DNOW, Inc. ....................................... United States 27,285 416,096
a
Hudson Technologies, Inc. ............................ United States 19,032 188,988
McGrath RentCorp .................................. United States 1,309 153,546
Mitsubishi Corp. .................................... Japan 70,800 1,687,830
Mitsui & Co. Ltd. .................................... Japan 151,300 3,756,963
a
NPK International, Inc. ............................... United States 10,034 113,485
United Rentals, Inc. .................................. United States 5,412 5,166,620
12,925,790
Transportation Infrastructure 0.1%
b
Aena SME SA, 144A, Reg S ........................... Spain 53,507 1,462,845
International Container Terminal Services, Inc. .............. Philippines 238,000 1,930,159
3,393,004
Water Utilities 0.1%
American States Water Co. ............................ United States 1,519 111,373
California Water Service Group ......................... United States 2,636 120,966
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 79,500 1,974,262
H2O America ...................................... United States 2,544 123,893
2,330,494
Wireless Telecommunication Services 0.7%
Bharti Airtel Ltd. .................................... India 139,770 2,956,064
Etihad Etisalat Co. .................................. Saudi Arabia 98,696 1,777,749
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 331,000 961,348
KDDI Corp. ........................................ Japan 140,400 2,239,173
MTN Group Ltd. .................................... South Africa 113,733 957,066

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services (continued)
SoftBank Group Corp. ................................ Japan 22,600 $ 2,851,680
TIM SA ........................................... Brazil 665,600 2,938,907
T-Mobile US, Inc. ................................... United States 27,275 6,529,090
21,211,077
Total Common Stocks (Cost $1,449,602,779) ..................................
2,486,213,425
Management Investment Companies 0.3%
Capital Markets 0.3%
iShares Core MSCI Emerging Markets ETF ................ United States 88,721 5,848,488
Xtrackers Harvest CSI 300 China A-Shares ETF, Class A ...... United States 44,249 1,459,332
7,307,820
Total Management Investment Companies (Cost $5,827,743) ...................
7,307,820
Convertible Preferred Stocks 0.0%
†
Aerospace & Defense 0.0%
†
Boeing Co. (The), 6% ................................ United States 6,417 446,431
Electric Utilities 0.0%
†
PG&E Corp., A, 6% .................................. United States 3,522 138,696
Financial Services 0.0%
†
Apollo Global Management, Inc., 6.75% .................. United States 2,781 195,449
Total Convertible Preferred Stocks (Cost $636,000) ............................
780,576
Preferred Stocks 0.2%
Banks 0.1%
c
Itau Unibanco Holding SA, 7.34% ....................... Brazil 362,400 2,660,335
Technology Hardware, Storage & Peripherals 0.1%
c
Samsung Electronics Co. Ltd., 1.65% .................... South Korea 75,982 3,606,183
Total Preferred Stocks (Cost $5,358,469) .....................................
6,266,518
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,d
Blueprint Medicines Corp., CVR, 12/31/28 ................. United States 3,670 1,688
a,d
Icosavax, Inc., CVR, 2/19/31 ........................... United Kingdom 6,497 1,949
a,d
Sage Therapeutics, Inc., CVR, 12/31/30 .................. United States 39,811 7,166
10,803
Pharmaceuticals 0.0%
†
a,d
CinCor Pharma, Inc., CVR, 3/31/33 ...................... United Kingdom 3,617 11,068
Total Rights (Cost $21,936) .................................................
21,871
Principal
Amount
*
Convertible Bonds 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 155,000 224,440

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Energy Equipment & Services 0.0%
†
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 130,000 $ 100,100
Food Products 0.0%
†
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 195,000 219,277
Software 0.0%
†
b
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 288,000 335,671
Total Convertible Bonds (Cost $827,868) .....................................
879,488
Corporate Bonds 7.4%
Aerospace & Defense 0.5%
ATI, Inc. ,
Senior Bond, 5.125%, 10/01/31 ....................... United States 65,000 64,018
Senior Note, 5.875%, 12/01/27 ....................... United States 355,000 355,982
Senior Note, 4.875%, 10/01/29 ....................... United States 85,000 83,641
Senior Note, 7.25%, 8/15/30 ......................... United States 265,000 278,380
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 210,000 216,201
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 160,000 165,087
b
BAE Systems plc , Senior Bond , 144A, 5.3% , 3/26/34 ......... United Kingdom 325,000 336,909
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 63,000 59,340
Senior Bond, 6.125%, 2/15/33 ........................ United States 70,000 75,493
Senior Bond, 6.875%, 3/15/39 ........................ United States 60,000 67,992
Senior Bond, 5.875%, 2/15/40 ........................ United States 175,000 180,880
Senior Bond, 3.375%, 6/15/46 ........................ United States 140,000 99,839
Senior Note, 2.196%, 2/04/26 ........................ United States 785,000 779,154
Senior Note, 2.7%, 2/01/27 .......................... United States 237,000 232,257
Senior Note, 6.259%, 5/01/27 ........................ United States 120,000 123,519
Senior Note, 6.298%, 5/01/29 ........................ United States 1,172,000 1,244,115
b
Bombardier, Inc. ,
Senior Note, 144A, 7.5%, 2/01/29 ..................... Canada 45,000 46,964
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 235,000 253,716
Senior Note, 144A, 7.25%, 7/01/31 .................... Canada 40,000 42,451
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 75,000 78,482
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 180,000 188,066
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 415,000 422,646
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................... United States 255,000 269,864
Senior Note, 3%, 1/15/29 ........................... United States 396,000 382,200
Senior Note, 4.85%, 10/15/31 ........................ United States 145,000 148,892
RTX Corp. ,
Senior Bond, 4.125%, 11/16/28 ....................... United States 445,000 444,754
Senior Bond, 5.15%, 2/27/33 ......................... United States 60,000 62,165
Senior Bond, 4.875%, 10/15/40 ....................... United States 65,000 62,663
Spirit AeroSystems, Inc. ,
b
Secured Note, 144A, 9.75%, 11/15/30 .................. United States 400,000 440,418
Senior Bond, 4.6%, 6/15/28 .......................... United States 445,000 444,814
b
Senior Secured Note, 144A, 9.375%, 11/30/29 ........... United States 95,000 100,174
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 225,000 233,332
Senior Secured Note, 144A, 7.125%, 12/01/31 ........... United States 55,000 57,439
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 160,000 164,927
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 345,000 349,127
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 80,000 82,333

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
TransDigm, Inc., (continued)
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 280,000 $ 289,709
8,927,943
Automobile Components 0.0%
†
b
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 .................... United States 440,000 461,809
Senior Note, 144A, 7.5%, 2/15/33 ..................... United States 100,000 103,624
b,e
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 235,000 234,750
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 240,000 245,468
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 330,000 284,226
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 275,000 279,176
b,f
IHO Verwaltungs GmbH ,
Senior Secured Note, 144A, PIK, 7.75%, 11/15/30 ......... Germany 200,000 209,415
Senior Secured Note, 144A, PIK, 8%, 11/15/32 ........... Germany 200,000 210,041
2,028,509
Automobiles 0.1%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 29,000 31,003
Senior Note, 144A, 4.875%, 11/01/27 .................. United States 215,000 217,450
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 465,000 493,071
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 149,000 153,096
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 55,000 55,134
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 74,000 76,337
b
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 325,000 349,089
1,375,180
Banks 0.7%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 4.988%
to 12/02/27, FRN thereafter , 12/03/28 ................... Netherlands 300,000 304,764
b
ANZ New Zealand Int'l Ltd. , Senior Bond , 144A, 3.45% , 7/17/27 New Zealand 200,000 197,921
b,g
Australia & New Zealand Banking Group Ltd. , Junior Sub. Bond ,
144A, 6.75% to 6/14/26, FRN thereafter , Perpetual ......... Australia 200,000 202,759
Banco Santander SA ,
Senior Non-Preferred Bond, 4.379%, 4/12/28 ............ Spain 200,000 200,564
Senior Non-Preferred Note, 1.722% to 9/13/26, FRN thereafter,
9/14/27 ......................................... Spain 200,000 195,194
Sub. Bond, 5.179%, 11/19/25 ........................ Spain 800,000 800,716
Sub. Bond, 3.225% to 8/21/31, FRN thereafter, 11/22/32 .... Spain 800,000 728,391
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 190,000 175,897
Senior Note, 1.734% to 7/21/26, FRN thereafter, 7/22/27 .... United States 1,055,000 1,034,043
Sub. Bond, 6.11%, 1/29/37 .......................... United States 1,030,000 1,111,488
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 1,350,000 1,261,734
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 270,000 270,163
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 208,953
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 200,000 206,280
b
BNP Paribas SA ,
Sub. Bond, 144A, 4.375%, 5/12/26 .................... France 200,000 199,655
Sub. Bond, 144A, 2.588% to 8/11/30, FRN thereafter, 8/12/35 France 200,000 179,339

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b
BPCE SA , Senior Non-Preferred Note , 144A, 5.975% to 1/17/26,
FRN thereafter , 1/18/27 ............................. France 535,000 $ 537,047
b
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 400,000 402,896
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 200,000 207,516
Citigroup, Inc. ,
Senior Bond, 3.887% to 1/09/27, FRN thereafter, 1/10/28 ... United States 323,000 321,748
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 1,422,000 1,409,715
Senior Note, 4.503% to 9/10/30, FRN thereafter, 9/11/31 .... United States 470,000 470,362
Sub. Bond, 4.45%, 9/29/27 .......................... United States 430,000 431,863
Sub. Bond, 4.75%, 5/18/46 .......................... United States 240,000 213,400
b
Commonwealth Bank of Australia , Senior Bond , 144A, 3.15% ,
9/19/27 ......................................... Australia 580,000 572,305
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 410,000 412,424
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 649,000 674,011
Huntington Bancshares, Inc. , Sub. Bond , 2.487% to 8/14/31, FRN
thereafter , 8/15/36 ................................. United States 361,000 309,130
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 240,000 244,135
JPMorgan Chase & Co. ,
g
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter,
Perpetual ....................................... United States 44,000 43,571
h
W, Junior Sub. Bond, FRN, 5.473%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 116,000 101,834
Senior Note, 6.07% to 10/21/26, FRN thereafter, 10/22/27 ... United States 570,000 581,436
Sub. Bond, 3.625%, 12/01/27 ........................ United States 1,350,000 1,339,512
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 700,000 656,672
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 743,000 786,080
Lloyds Banking Group plc , Sub. Bond , 4.65% , 3/24/26 ........
United Kingdom 215,000 215,182
Mitsubishi UFJ Financial Group, Inc. ,
Senior Bond, 3.85%, 3/01/26 ......................... Japan 255,000 254,711
Senior Note, 5.159% to 4/23/30, FRN thereafter, 4/24/31 .... Japan 355,000 365,941
Morgan Stanley Bank NA , Senior Note , 5.016% to 1/11/28, FRN
thereafter , 1/12/29 ................................. United States 470,000 478,524
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 265,000 266,618
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 30,000 30,884
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 725,000 719,827
Royal Bank of Canada , Sub. Bond , 4.65% , 1/27/26 ..........
Canada 285,000 285,190
Santander UK Group Holdings plc , Senior Note , 6.833% to
11/20/25, FRN thereafter , 11/21/26 ..................... United Kingdom 575,000 576,723
Toronto-Dominion Bank (The) , Sub. Bond , 3.625% to 9/14/26,
FRN thereafter , 9/15/31 ............................. Canada 435,000 431,537
h
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 250,000 252,040
Truist Financial Corp. , Senior Note , 5.435% to 1/23/29, FRN
thereafter , 1/24/30 ................................. United States 235,000 243,203
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 630,000 543,271
Wells Fargo & Co. ,
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 .... United States 1,935,000 1,801,754
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 235,000 243,594

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Westpac Banking Corp. , Sub. Bond , 2.963% , 11/16/40 .......
Australia 170,000 $ 130,226
23,832,743
Biotechnology 0.1%
AbbVie, Inc. , Senior Note , 4.8% , 3/15/29 ..................
United States 355,000 363,119
Amgen, Inc. ,
Senior Bond, 4.663%, 6/15/51 ........................ United States 230,000 201,058
Senior Bond, 5.65%, 3/02/53 ......................... United States 51,000 50,905
Senior Bond, 5.75%, 3/02/63 ......................... United States 135,000 134,782
Senior Note, 5.15%, 3/02/28 ......................... United States 495,000 506,631
Senior Note, 5.25%, 3/02/30 ......................... United States 105,000 108,865
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 755,000 EUR 870,593
2,235,953
Broadline Retail 0.0%
†
Amazon.com, Inc. ,
Senior Bond, 2.1%, 5/12/31 .......................... United States 53,000 47,706
Senior Note, 3.15%, 8/22/27 ......................... United States 407,000 402,655
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 165,000 179,652
b
Match Group Holdings II LLC , Senior Note , 144A, 4.625% ,
6/01/28 ......................................... United States 226,000 222,212
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 290,000 299,727
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 290,000 304,861
1,456,813
Building Products 0.0%
†
b
Builders FirstSource, Inc. ,
Senior Bond, 144A, 6.375%, 3/01/34 ................... United States 150,000 154,703
Senior Bond, 144A, 6.75%, 5/15/35 .................... United States 135,000 141,127
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 275,000 266,322
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , Reg S, 6.375% , 12/15/30 ....................... United States 100,000 EUR 123,030
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 35,000 35,567
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 145,000 148,646
Johnson Controls International plc ,
Senior Bond, 4.95%, 7/02/64 ......................... United States 250,000 218,428
Senior Note, 3.9%, 2/14/26 .......................... United States 202,000 201,594
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 300,000 308,363
b
MIWD Holdco II LLC / MIWD Finance Corp. , Senior Note , 144A,
5.5% , 2/01/30 .................................... United States 320,000 312,516
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 100,000 104,045
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 205,000 212,508
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 275,000 290,656
b
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 345,000 354,331
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 315,000 319,506
b
Standard Industries, Inc. ,
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 380,000 364,583
Senior Bond, 144A, 3.375%, 1/15/31 ................... United States 90,000 81,579

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
b
Standard Industries, Inc., (continued)
Senior Note, Reg S, 2.25%, 11/21/26 .................. United States 146,581 EUR $ 171,252
3,808,756
Capital Markets 0.5%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ........................ United States 217,000 216,637
Senior Note, 2.15%, 7/15/26 ......................... United States 240,000 235,838
Senior Note, 7%, 1/15/27 ........................... United States 265,000 272,858
Senior Note, 2.875%, 6/15/27 ........................ United States 255,000 249,024
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 100,000 109,075
b
Blackstone Holdings Finance Co. LLC , Senior Bond , 144A, 1.6% ,
3/30/31 ......................................... United States 120,000 104,033
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 133,000 130,516
Deutsche Bank AG ,
Senior Non-Preferred Note, 2.311% to 11/15/26, FRN thereafter,
11/16/27 ........................................ Germany 150,000 146,735
Senior Preferred Note, 1.686%, 3/19/26 ................ Germany 835,000 825,501
b
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 100,000 110,535
Goldman Sachs Group, Inc. (The) , Senior Bond , 4.223% to
4/30/28, FRN thereafter , 5/01/29 ...................... United States 1,531,000 1,533,126
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 140,000 118,471
Senior Note, 4%, 9/15/27 ........................... United States 104,000 104,023
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 715,000 725,231
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 230,000 239,065
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 260,000 260,557
b
KKR Group Finance Co. III LLC , Senior Bond , 144A, 5.125% ,
6/01/44 ......................................... United States 160,000 152,028
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 239,000 255,186
Senior Note, 5.2%, 3/15/30 .......................... United States 247,000 252,557
Moody's Corp. ,
Senior Bond, 2%, 8/19/31 ........................... United States 520,000 457,250
Senior Bond, 5%, 8/05/34 ........................... United States 165,000 168,517
Morgan Stanley ,
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ... United States 1,365,000 1,353,317
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 475,000 485,289
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 120,000 122,411
Sub. Bond, 3.95%, 4/23/27 .......................... United States 470,000 469,117
Sub. Bond, 5.297% to 4/19/32, FRN thereafter, 4/20/37 ..... United States 122,000 123,806
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 418,000 399,133
Nasdaq, Inc. ,
Senior Bond, 5.55%, 2/15/34 ......................... United States 35,000 36,768
Senior Note, 5.35%, 6/28/28 ......................... United States 137,000 141,292
b
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 155,000 136,111
S&P Global, Inc. ,
Senior Bond, 2.5%, 12/01/29 ......................... United States 20,000 18,776
Senior Bond, 1.25%, 8/15/30 ......................... United States 87,000 75,829
Senior Note, 2.45%, 3/01/27 ......................... United States 120,000 117,566
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 215,000 221,475

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
b
UBS Group AG ,
Senior Bond, 144A, 3.869% to 1/11/28, FRN thereafter, 1/12/29 Switzerland 285,000 $ 282,643
Senior Note, 144A, 1.305% to 2/01/26, FRN thereafter, 2/02/27 Switzerland 308,000 304,948
Senior Note, 144A, 5.428% to 2/07/29, FRN thereafter, 2/08/30 Switzerland 385,000 397,849
11,353,093
Chemicals 0.2%
b
Avient Corp. ,
Senior Note, 144A, 7.125%, 8/01/30 ................... United States 155,000 159,412
Senior Note, 144A, 6.25%, 11/01/31 ................... United States 120,000 121,953
Celanese US Holdings LLC ,
Senior Note, 1.4%, 8/05/26 .......................... United States 170,000 164,827
Senior Note, 6.665%, 7/15/27 ........................ United States 303,000 311,025
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 265,000 281,231
CF Industries, Inc. ,
Senior Bond, 4.95%, 6/01/43 ......................... United States 520,000 478,809
b
Senior Bond, 144A, 4.5%, 12/01/26 .................... United States 280,000 280,564
Ecolab, Inc. , Senior Bond , 2.7% , 11/01/26 .................
United States 750,000 740,421
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 270,000 285,328
Huntsman International LLC ,
Senior Bond, 4.5%, 5/01/29 .......................... United States 286,000 273,821
Senior Bond, 2.95%, 6/15/31 ......................... United States 130,000 109,734
b
Olympus Water US Holding Corp. ,
Senior Secured Note, Reg S, 3.875%, 10/01/28 ........... United States 125,000 EUR 146,724
Senior Secured Note, 144A, 9.75%, 11/15/28 ............ United States 215,000 225,777
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 110,000 112,468
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 185,000 186,642
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 255,000 273,390
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 240,000 235,509
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 310,000 303,183
b
SCIL IV LLC / SCIL USA Holdings LLC , Senior Secured Note ,
144A, 5.375% , 11/01/26 ............................. United States 200,000 200,005
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 490,000 491,925
b
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 360,000 203,722
b
WR Grace Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 . United States 185,000 172,103
5,758,573
Commercial Services & Supplies 0.1%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 370,000 388,267
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 343,000 341,791
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 150,000 153,735
b
GFL Environmental, Inc. , Senior Secured Note , 144A, 6.75% ,
1/15/31 ......................................... United States 90,000 94,290
b
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 United States 145,000 141,647
b
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.25% , 1/15/28 ................... United States 350,000 350,196
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 820,000 847,051
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 460,000 471,863

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 115,000 $ 123,565
Waste Connections, Inc. ,
Senior Bond, 3.5%, 5/01/29 .......................... United States 265,000 260,583
Senior Bond, 3.2%, 6/01/32 .......................... United States 56,000 51,885
Senior Bond, 5%, 3/01/34 ........................... United States 115,000 117,483
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 403,000 413,983
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 280,000 290,723
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 120,000 125,233
4,172,295
Communications Equipment 0.0%
†
b
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 175,000 175,792
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 121,000 109,414
Senior Bond, 5.55%, 8/15/35 ......................... United States 365,000 380,451
Senior Note, 4.85%, 8/15/30 ......................... United States 138,000 140,688
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 260,000 244,309
1,050,654
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 130,000 135,891
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.65%, 7/21/27 ......................... Ireland 600,000 594,779
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 600,000 552,872
Senior Bond, 6.95% to 12/09/29, FRN thereafter, 3/10/55 ... Ireland 150,000 157,086
Senior Note, 4.875%, 4/01/28 ........................ Ireland 150,000 152,354
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 562,000 640,934
Senior Note, 4.75%, 6/09/27 ......................... United States 250,000 251,415
Senior Note, 2.2%, 11/02/28 ......................... United States 200,000 186,977
American Express Co. ,
Senior Bond, 5.667% to 4/24/35, FRN thereafter, 4/25/36 ... United States 440,000 465,090
Senior Note, 5.098% to 2/15/27, FRN thereafter, 2/16/28 .... United States 265,000 268,588
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 495,000 514,513
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 235,000 236,405
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 150,000 148,837
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 926,000 799,501
b
Encore Capital Group, Inc. ,
Senior Secured Note, 144A, 9.25%, 4/01/29 ............. United States 200,000 211,282
Senior Secured Note, 144A, 8.5%, 5/15/30 .............. United States 425,000 451,688
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 675,000 698,529
Ford Motor Credit Co. LLC , Senior Note , 4.125% , 8/17/27 .....
United States 200,000 196,769
General Motors Financial Co., Inc. , Senior Note , 4.9% , 10/06/29
United States 254,000 257,016
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 75,000 76,079
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 115,000 113,792
Senior Note, 7.5%, 5/15/31 .......................... United States 280,000 292,948
Senior Note, 7.125%, 11/15/31 ....................... United States 275,000 285,383

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
OneMain Finance Corp., (continued)
Senior Note, 6.5%, 3/15/33 .......................... United States 210,000 $ 210,594
7,763,431
Consumer Staples Distribution & Retail 0.0%
†
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 488,000 456,391
b
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 240,000 237,804
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 148,000 139,853
b
US Foods, Inc. ,
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 70,000 73,373
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 225,000 226,741
1,134,162
Containers & Packaging 0.0%
†
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc ,
Senior Note, Reg S, 3%, 9/01/29 ...................... United States 210,000 EUR 228,165
Senior Note, 144A, 4%, 9/01/29 ...................... United States 200,000 185,264
Berry Global, Inc. ,
Senior Secured Note, 1.57%, 1/15/26 .................. United States 450,000 446,167
Senior Secured Note, 1.65%, 1/15/27 .................. United States 166,000 160,865
Senior Secured Note, 5.5%, 4/15/28 ................... United States 14,000 14,400
b
Senior Secured Note, 144A, 4.875%, 7/15/26 ............ United States 12,000 12,002
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 340,000 349,042
b
Graham Packaging Co., Inc. , Senior Note , 144A, 7.125% , 8/15/28 United States 305,000 306,068
b
Graphic Packaging International LLC ,
Senior Note, Reg S, 2.625%, 2/01/29 .................. United States 180,000 EUR 205,319
Senior Note, 144A, 3.5%, 3/01/29 ..................... United States 150,000 142,327
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ................... United States 230,000 230,721
Senior Secured Note, 144A, 7.875%, 4/15/27 ............ United States 320,000 323,537
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 540,000 529,486
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 305,000 349,857
Senior Bond, 7.95%, 2/15/31 ......................... United States 106,000 122,600
3,605,820
Distributors 0.0%
†
b
American Builders & Contractors Supply Co., Inc. ,
Senior Note, 144A, 3.875%, 11/15/29 .................. United States 265,000 251,671
Senior Secured Note, 144A, 4%, 1/15/28 ................ United States 180,000 176,547
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 190,000 198,959
627,177
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 65,000 60,288
Diversified REITs 0.1%
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% ,
1/15/32 ......................................... United States 175,000 157,586
VICI Properties LP ,
Senior Note, 4.75%, 2/15/28 ......................... United States 411,000 414,539
Senior Note, 5.125%, 11/15/31 ....................... United States 330,000 335,016

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
b
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 154,000 $ 152,365
1,059,506
Diversified Telecommunication Services 0.3%
b
Altice France SA ,
Senior Secured Note, 144A, 5.5%, 1/15/28 .............. France 200,000 177,000
Senior Secured Note, 144A, 5.125%, 7/15/29 ............ France 200,000 171,810
Senior Secured Note, 144A, 5.5%, 10/15/29 ............. France 275,000 239,232
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 476,000 405,513
Senior Bond, 4.75%, 5/15/46 ......................... United States 547,000 488,794
Senior Bond, 3.55%, 9/15/55 ......................... United States 1,018,000 702,075
Senior Note, 4.1%, 2/15/28 .......................... United States 210,000 209,873
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 110,000 109,350
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 1,545,000 1,483,736
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 180,000 165,934
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 285,000 263,801
Deutsche Telekom International Finance BV , Senior Bond , 8.75% ,
6/15/30 ......................................... Germany 195,000 229,908
b
Frontier Communications Holdings LLC ,
Senior Secured Note, 144A, 5.875%, 10/15/27 ........... United States 205,000 205,027
Senior Secured Note, 144A, 8.75%, 5/15/30 ............. United States 200,000 209,092
b
Maya SAS , Senior Secured Note , 144A, 7% , 4/15/32 ......... France 230,000 234,842
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 271,000 291,554
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ......
Spain 520,000 446,687
Verizon Communications, Inc. ,
Senior Bond, 4.4%, 11/01/34 ......................... United States 335,000 323,277
Senior Bond, 3.7%, 3/22/61 .......................... United States 487,000 343,339
b
Senior Bond, 144A, 5.401%, 7/02/37 ................... United States 1,273,000 1,293,877
Senior Note, 2.1%, 3/22/28 .......................... United States 216,000 206,059
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 200,000 188,744
8,389,524
Electric Utilities 0.4%
American Electric Power Co., Inc. , J , Senior Bond , 4.3% ,
12/01/28 ........................................ United States 510,000 512,456
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 95,000 85,281
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 320,000 328,208
Duke Energy Carolinas LLC , Senior Bond , 4.95% , 1/15/33 ....
United States 45,000 46,291
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ......................... United States 445,000 438,053
Senior Bond, 4.2%, 6/15/49 .......................... United States 350,000 282,099
Duke Energy Indiana LLC , Senior Bond , 6.45% , 4/01/39 ......
United States 80,000 89,687
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 191,000 188,854
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 495,000 491,799
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 110,000 111,584
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 330,000 336,172
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 50,000 51,371

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 140,000 $ 137,194
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.45% ,
3/15/35 ......................................... United States 895,000 926,197
b
NRG Energy, Inc. ,
g
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 265,000 289,690
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 310,000 317,972
e
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 560,000 560,431
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 5.3%, 6/01/42 ................... United States 45,000 44,579
Senior Secured Bond, 3.75%, 4/01/45 .................. United States 405,000 321,061
Pacific Gas and Electric Co. ,
Senior Note, 2.1%, 8/01/27 .......................... United States 50,000 48,075
Senior Note, 6.1%, 1/15/29 .......................... United States 570,000 596,478
Senior Note, 5.55%, 5/15/29 ......................... United States 435,000 447,941
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 180,000 185,243
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 380,000 374,973
Public Service Electric and Gas Co. , Senior Bond , 5.5% , 3/01/40
United States 75,000 77,488
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 295,000 306,871
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 5%, 7/31/27 ...................... United States 150,000 149,616
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 330,000 349,443
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 185,000 193,622
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 212,000 210,456
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 105,000 110,785
Senior Secured Note, 144A, 5.05%, 12/30/26 ............ United States 85,000 85,552
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 183,000 182,372
8,877,894
Electrical Equipment 0.0%
†
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 220,000 EUR 254,950
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 260,000 262,499
517,449
Electronic Equipment, Instruments & Components 0.0%
†
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 295,000 282,603
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 430,000 413,931
696,534
Energy Equipment & Services 0.0%
†
b
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 115,000 118,149
Senior Note, 144A, 7.25%, 2/15/29 .................... United States 275,000 285,556
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 205,000 208,854
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 455,000 424,092
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 61,154 62,950
Transocean International Ltd. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 380,000 322,116
b
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 86,250 90,816
b
Senior Secured Note, 144A, 7.875%, 10/15/32 ........... United States 55,000 55,000
b
Transocean Poseidon Ltd. , Senior Secured Note , 144A, 6.875% ,
2/01/27 ......................................... United States 117,000 117,235

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 129,524 $ 133,060
b
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ................... United States 400,000 409,182
e
Senior Note, 144A, 6.75%, 10/15/33 ................... United States 305,000 305,403
2,532,413
Entertainment 0.1%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 665,000 691,234
b
Cinemark USA, Inc. , Senior Note , 144A, 5.25% , 7/15/28 ...... United States 225,000 223,954
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 120,000 121,212
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 155,000 163,474
b
Senior Bond, Reg S, 3.875%, 11/15/29 ................. United States 515,000 EUR 630,702
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 562,000 588,250
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 260,000 GBP 352,520
Walt Disney Co. (The) ,
Senior Bond, 7.75%, 12/01/45 ........................ United States 194,000 253,592
Senior Note, 2.2%, 1/13/28 .......................... United States 78,000 75,278
Warnermedia Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 .....
United States 365,000 291,615
3,391,831
Financial Services 0.1%
b
Boost Newco Borrower LLC , Senior Secured Note , 144A, 7.5% ,
1/15/31 ......................................... United States 275,000 291,951
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 230,000 226,597
b
CrossCountry Intermediate HoldCo LLC , Senior Note , 144A,
6.5% , 10/01/30 ................................... United States 335,000 336,651
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 250,000 279,097
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 460,000 482,531
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 105,000 107,557
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 370,000 391,027
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 330,000 345,409
b
Nationstar Mortgage Holdings, Inc. ,
Senior Bond, 144A, 5.75%, 11/15/31 ................... United States 410,000 415,649
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 290,000 303,548
b
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 280,000 290,429
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 175,000 180,890
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 330,000 340,811
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 640,000 649,274
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 570,000 588,917
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 350,000 361,677
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 100,000 EUR 122,483
5,714,498
Food Products 0.1%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 62,000 58,095
b,f
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 109,405 111,306

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 290,000 $ 302,759
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 200,000 200,482
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 128,000 122,776
b
JBS USA Holding Lux SARL / JBS USA Foods Group Holdings,
Inc. / JBS USA Food Co. , Senior Bond , 144A, 5.5% , 1/15/36 . United States 550,000 562,009
b
JDE Peet's NV , Senior Note , 144A, 1.375% , 1/15/27 ......... Netherlands 150,000 144,386
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 14,000 12,280
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 62,000 71,069
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 65,000 72,563
Senior Bond, 4.625%, 10/01/39 ....................... United States 65,000 59,511
Senior Note, 3%, 6/01/26 ........................... United States 135,000 133,903
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 55,000 55,831
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 45,000 45,615
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 25,000 25,517
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 440,000 445,475
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 32,000 32,495
Senior Note, 144A, 5%, 3/01/32 ...................... United States 445,000 455,454
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 60,000 61,359
2,972,885
Gas Utilities 0.0%
†
Southern California Gas Co. , Senior Bond , 5.05% , 9/01/34 ....
United States 185,000 188,330
Ground Transportation 0.2%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 555,000 555,177
Senior Bond, 144A, 2.45%, 8/12/31 .................... United Kingdom 200,000 177,491
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 200,000 208,081
Canadian Pacific Railway Co. , Senior Note , 1.75% , 12/02/26 ...
Canada 645,000 628,379
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 240,000 203,749
b
ERAC USA Finance LLC , Senior Bond , 144A, 3.3% , 12/01/26 .. United States 129,000 127,765
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 113,000 111,861
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 145,000 145,412
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 325,000 332,940
b
SMBC Aviation Capital Finance DAC ,
Senior Bond, 144A, 5.7%, 7/25/33 ..................... Ireland 200,000 209,305
Senior Note, 144A, 5.3%, 4/03/29 ..................... Ireland 470,000 482,845
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 450,000 466,162
3,649,167
Health Care Equipment & Supplies 0.0%
†
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 160,000 166,950
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. ,
b,h
Senior Secured Note, 144A, FRN, 5.872%, (3-month EURIBOR
+ 7.75%), 1/15/31 ................................. United States 200,000 EUR 238,402
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 372,000 348,728

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
DH Europe Finance II SARL , Senior Bond , 3.4% , 11/15/49 ....
United States 155,000 $ 114,408
GE HealthCare Technologies, Inc. ,
Senior Note, 5.65%, 11/15/27 ........................ United States 110,000 113,391
Senior Note, 4.8%, 8/14/29 .......................... United States 270,000 275,497
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 50,000 52,027
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 180,000 178,577
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 305,000 294,379
1,782,359
Health Care Providers & Services 0.6%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 530,000 479,941
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 245,000 259,785
Senior Secured Note, 144A, 9.75%, 1/15/34 ............. United States 280,000 287,210
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 265,000 275,502
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 440,000 462,635
Senior Bond, 4.78%, 3/25/38 ......................... United States 140,000 131,273
Senior Note, 5%, 9/15/32 ........................... United States 428,000 433,407
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 695,000 718,509
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 55,000 56,762
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 .......................... United States 76,000 76,159
Senior Bond, 4.125%, 6/15/29 ........................ United States 118,000 117,009
Senior Note, 5.45%, 4/01/31 ......................... United States 400,000 415,888
Senior Note, 3.625%, 3/15/32 ........................ United States 410,000 384,751
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 250,000 257,938
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 215,000 219,473
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 540,000 533,623
Tenet Healthcare Corp. ,
Senior Secured Note, 4.25%, 6/01/29 .................. United States 215,000 210,152
Senior Secured Note, 6.125%, 6/15/30 ................. United States 345,000 349,832
UnitedHealth Group, Inc. ,
Senior Bond, 3.95%, 10/15/42 ........................ United States 245,000 205,948
Senior Note, 3.85%, 6/15/28 ......................... United States 740,000 737,773
6,613,570
Health Care REITs 0.0%
†
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 600,000 637,996
Health Care Technology 0.1%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 405,000 402,033
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 735,000 756,602
1,158,635
Hotel & Resort REITs 0.0%
†
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 80,000 82,589
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 330,000 339,516
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 165,000 170,043

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotel & Resort REITs (continued)
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 95,000 $ 97,729
689,877
Hotels, Restaurants & Leisure 0.2%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 300,000 283,041
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 480,000 463,121
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 440,000 421,019
Senior Note, 144A, 6%, 10/15/32 ..................... United States 140,000 137,982
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 130,000 133,801
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 520,000 520,000
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 284,000 290,150
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 320,000 328,123
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 300,000 305,678
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 155,000 158,978
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 375,000 369,882
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 275,000 274,940
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 410,000 385,034
b
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... Ireland 200,000 203,137
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 275,000 272,136
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 575,000 583,093
Hyatt Hotels Corp. ,
Senior Bond, 4.85%, 3/15/26 ......................... United States 337,000 337,277
Senior Note, 5.75%, 1/30/27 ......................... United States 184,000 187,524
b
Light & Wonder International, Inc. ,
Senior Note, 144A, 7.25%, 11/15/29 ................... United States 415,000 426,224
Senior Note, 144A, 7.5%, 9/01/31 ..................... United States 55,000 57,241
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 430,000 398,677
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 380,000 395,118
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 170,000 181,106
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 120,000 123,487
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 130,000 130,754
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 295,000 295,018
b,e
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 220,000 222,099
Royal Caribbean Cruises Ltd. ,
e
Senior Bond, 5.375%, 1/15/36 ........................ United States 75,000 75,466
b
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 215,000 219,385
b
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 60,000 61,962
b
Senior Note, 144A, 6%, 2/01/33 ...................... United States 485,000 497,552
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 285,000 265,171
b
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 195,000 200,452
b
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 120,000 120,685
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 305,000 327,587

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 470,000 $ 506,270
10,159,170
Household Durables 0.0%
†
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 285,000 287,702
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 65,000 65,772
Senior Bond, 5.5%, 10/15/35 ......................... United States 70,000 72,624
Senior Note, 1.3%, 10/15/26 ......................... United States 590,000 573,776
b
K. Hovnanian Enterprises, Inc. ,
Senior Note, 144A, 8%, 4/01/31 ...................... United States 115,000 117,998
Senior Note, 144A, 8.375%, 10/01/33 .................. United States 175,000 179,528
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 365,000 383,412
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 115,000 114,229
Senior Note, 6.625%, 5/15/32 ........................ United States 160,000 158,305
b
Taylor Morrison Communities, Inc. ,
Senior Bond, 144A, 5.125%, 8/01/30 ................... United States 210,000 209,516
Senior Note, 144A, 5.875%, 6/15/27 ................... United States 110,000 111,428
Senior Note, 144A, 5.75%, 1/15/28 .................... United States 135,000 136,999
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 123,000 123,394
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 240,000 235,209
2,769,892
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 120,000 115,244
Independent Power and Renewable Electricity Producers 0.0%
†
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 209,635
AES Corp. (The) ,
Senior Note, 1.375%, 1/15/26 ........................ United States 188,000 186,284
Senior Note, 5.45%, 6/01/28 ......................... United States 145,000 148,546
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 120,000 128,361
b
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 195,000 194,552
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 235,000 242,947
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 25,000 24,669
A, Senior Note, 4.25%, 10/01/30 ...................... United States 120,000 119,336
b,g
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter,
Perpetual ....................................... United States 135,000 138,188
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter,
Perpetual ....................................... United States 185,000 187,960
1,580,478
Industrial Conglomerates 0.0%
†
Honeywell International, Inc. , Senior Bond , 3.812% , 11/21/47 ..
United States 155,000 122,256
Industrial REITs 0.0%
†
Prologis LP ,
Senior Bond, 2.25%, 4/15/30 ......................... United States 113,000 104,175

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Industrial REITs (continued)
Prologis LP, (continued)
Senior Note, 2.125%, 4/15/27 ........................ United States 47,000 $ 45,721
149,896
Insurance 0.2%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 335,000 351,976
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 335,000 349,247
b
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 220,000 223,982
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 415,000 414,511
Senior Note, 144A, 7.375%, 10/01/32 .................. United States 100,000 103,168
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 440,000 454,968
b
Athene Global Funding ,
Secured Note, 144A, 5.349%, 7/09/27 .................. United States 375,000 382,144
Secured Note, 144A, 1.985%, 8/19/28 .................. United States 440,000 413,339
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 245,000 252,722
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 90,000 81,258
Senior Bond, 2.85%, 10/15/50 ........................ United States 375,000 246,290
Brown & Brown, Inc. ,
Senior Note, 4.7%, 6/23/28 .......................... United States 110,000 111,110
Senior Note, 4.9%, 6/23/30 .......................... United States 271,000 274,857
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ......
United States 210,000 213,738
b
CNO Global Funding ,
Secured Note, 144A, 4.875%, 12/10/27 ................. United States 130,000 131,734
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 210,000 198,800
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 261,000 266,395
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 160,000 164,394
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 298,000 302,037
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 130,000 136,685
Marsh & McLennan Cos., Inc. ,
Senior Bond, 4.375%, 3/15/29 ........................ United States 212,000 213,999
Senior Bond, 4.9%, 3/15/49 .......................... United States 175,000 161,107
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 305,000 316,649
5,765,110
Interactive Media & Services 0.0%
†
Meta Platforms, Inc. , Senior Bond , 5.4% , 8/15/54 ...........
United States 385,000 380,676
IT Services 0.0%
†
b
Ahead DB Holdings LLC , Senior Note , 144A, 6.625% , 5/01/28 .. United States 50,000 50,070
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 625,000 607,960
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 245,000 256,831
b
Gartner, Inc. , Senior Note , 144A, 3.75% , 10/01/30 ........... United States 180,000 170,038
1,084,899
Leisure Products 0.0%
†
b
Mattel, Inc. , Senior Note , 144A, 3.375% , 4/01/26 ............ United States 140,000 139,018

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 131,000 $ 131,645
Machinery 0.0%
†
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 300,000 310,501
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 105,000 112,587
b
Daimler Truck Finance North America LLC , Senior Note , 144A,
5.125% , 9/25/27 ................................... Germany 260,000 264,318
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 146,000 147,268
Otis Worldwide Corp. , Senior Note , 2.565% , 2/15/30 .........
United States 145,000 135,055
b
Terex Corp. ,
Senior Note, 144A, 5%, 5/15/29 ...................... United States 180,000 177,423
Senior Note, 144A, 6.25%, 10/15/32 ................... United States 225,000 229,391
1,376,543
Media 0.5%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 45,000 45,447
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 220,000 174,360
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 205,000 135,337
Senior Secured Note, 2.25%, 1/15/29 .................. United States 510,000 474,405
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 125,000 124,884
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 165,000 173,374
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 475,000 496,985
Comcast Corp. ,
Senior Bond, 2.35%, 1/15/27 ......................... United States 157,000 153,918
Senior Bond, 3.999%, 11/01/49 ....................... United States 130,000 100,340
Senior Bond, 3.45%, 2/01/50 ......................... United States 224,000 156,725
Senior Bond, 2.987%, 11/01/63 ....................... United States 107,000 61,152
b
CSC Holdings LLC , Senior Note , 144A, 11.75% , 1/31/29 ...... United States 285,000 239,847
b
Directv Financing LLC ,
Senior Secured Note, 144A, 8.875%, 2/01/30 ............ United States 115,000 114,149
Senior Secured Note, 144A, 8.875%, 2/01/30 ............ United States 245,000 242,298
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 50,000 49,981
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 240,000 239,828
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 305,000 293,845
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 400,000 440,380
b
EW Scripps Co. (The) , Senior Secured Note , 144A, 9.875% ,
8/15/30 ......................................... United States 590,000 554,342
b
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 400,000 409,005
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 340,000 255,640
Senior Secured Note, 144A, 7.25%, 8/15/33 ............. United States 120,000 118,990
Interpublic Group of Cos., Inc. (The) , Senior Bond , 4.65% ,
10/01/28 ........................................ United States 698,000 703,772
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 420,000 428,097
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 145,000 145,038
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 365,000 379,532
b
News Corp. , Senior Bond , 144A, 5.125% , 2/15/32 ........... United States 76,000 75,599
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 185,000 180,721
Omnicom Group, Inc. / Omnicom Capital, Inc. , Senior Bond ,
3.6% , 4/15/26 .................................... United States 390,000 388,533

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 190,000 $ 182,770
Senior Note, 144A, 5%, 8/15/27 ...................... United States 55,000 54,767
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 160,000 168,912
Paramount Global ,
Senior Bond, 2.9%, 1/15/27 .......................... United States 64,000 62,710
Senior Bond, 4.2%, 6/01/29 .......................... United States 115,000 113,083
Senior Note, 3.7%, 6/01/28 .......................... United States 85,000 83,182
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 690,000 708,682
b
Sirius XM Radio LLC ,
Senior Bond, 144A, 3.875%, 9/01/31 ................... United States 320,000 290,210
Senior Note, 144A, 4%, 7/15/28 ...................... United States 115,000 111,217
TCI Communications, Inc. , Senior Bond , 7.125% , 2/15/28 .....
United States 205,000 218,610
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 144,000 168,997
b
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 275,000 293,289
b
VZ Secured Financing BV , Senior Secured Note , 144A, 5% ,
1/15/32 ......................................... Netherlands 580,000 525,140
b
Ziggo Bond Co. BV , Senior Bond , 144A, 5.125% , 2/28/30 ..... Netherlands 255,000 231,375
10,569,468
Metals & Mining 0.2%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 465,000 522,651
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 263,000 263,316
b
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 230,000 232,580
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 140,000 144,348
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 95,000 89,732
Senior Note, 4.125%, 1/15/30 ........................ United States 115,000 110,430
b
Constellium SE ,
Senior Note, Reg S, 3.125%, 7/15/29 .................. United States 100,000 EUR 114,572
Senior Note, 144A, 6.375%, 8/15/32 ................... United States 325,000 332,473
b
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 6.125% ,
4/15/32 ......................................... Australia 250,000 258,527
b
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ...................... Australia 210,000 209,104
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 328,000 299,394
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 170,000 177,008
Senior Note, 144A, 5.371%, 4/04/29 ................... Australia 10,000 10,307
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 265,000 267,379
b,e
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 155,000 157,103
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 175,000 168,961
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 200,000 182,504
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 240,000 249,073
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 360,000 363,985
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 280,000 271,762
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 140,000 145,200
4,570,409

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 320,000 $ 307,780
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 180,000 184,110
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 130,000 113,722
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 280,000 282,917
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 180,000 182,752
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 140,000 137,503
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 865,000 868,191
1,769,195
Oil, Gas & Consumable Fuels 0.4%
Cenovus Energy, Inc. , Senior Bond , 6.75% , 11/15/39 .........
Canada 25,000 27,645
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 1,010,000 1,007,053
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 150,000 158,773
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 475,000 481,682
Devon Energy Corp. , Senior Bond , 7.95% , 4/15/32 ..........
United States 170,000 198,088
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 210,000 210,103
Energy Transfer LP ,
g
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 1,275,000 1,274,317
Senior Bond, 3.75%, 5/15/30 ......................... United States 625,000 607,052
Senior Note, 5.5%, 6/01/27 .......................... United States 84,000 85,490
b
Expand Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ..... United States 665,000 671,997
b
Global Partners LP / GLP Finance Corp. , Senior Note , 144A,
7.125% , 7/01/33 ................................... United States 515,000 528,265
b
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 110,000 113,516
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 280,000 294,270
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 220,000 226,553
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 305,000 354,853
Senior Note, 1.75%, 11/15/26 ........................ United States 115,000 112,044
Senior Note, 5%, 2/01/29 ........................... United States 175,000 179,000
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 575,000 578,775
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 355,000 358,645
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 139,000 156,211
Senior Bond, 6.2%, 3/15/40 .......................... United States 800,000 813,665
Senior Note, 8.5%, 7/15/27 .......................... United States 138,000 144,819
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 500,000 500,421
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 204,484
b
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 200,000 195,450
SM Energy Co. , Senior Bond , 6.75% , 9/15/26 ..............
United States 165,000 165,065
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 345,000 349,061
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 190,000 188,626
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 470,000 478,727

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 109,000 $ 109,345
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 395,000 386,831
b
Venture Global LNG, Inc. ,
g
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 315,000 312,411
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 280,000 308,742
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 355,000 372,990
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 260,000 283,230
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 75,000 84,700
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 205,000 217,874
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 75,000 82,923
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 125,000 131,660
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 164,000 166,845
Senior Note, 4.9%, 8/01/30 .......................... United States 167,000 168,377
b
Vital Energy, Inc. , Senior Note , 144A, 7.875% , 4/15/32 ....... United States 290,000 281,712
b
Vnom Sub, Inc. , Senior Note , 144A, 5.375% , 11/01/27 ........ United States 70,000 70,056
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 173,000 179,637
13,821,983
Paper & Forest Products 0.0%
†
b
Magnera Corp. ,
Senior Note, 144A, 4.75%, 11/15/29 ................... United States 120,000 106,343
Senior Secured Note, 144A, 7.25%, 11/15/31 ............ United States 25,000 23,544
Mercer International, Inc. ,
Senior Note, 5.125%, 2/01/29 ........................ Germany 190,000 140,215
b
Senior Note, 144A, 12.875%, 10/01/28 ................. Germany 155,000 141,253
411,355
Passenger Airlines 0.0%
†
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 .............. United States 58,750 58,826
Senior Secured Note, 144A, 5.75%, 4/20/29 ............. United States 235,000 236,075
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 295,000 295,285
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 340,000 357,854
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 315,000 310,415
1,258,455
Personal Care Products 0.1%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 275,000 269,544
Senior Secured Note, 144A, 6.625%, 7/15/30 ............ United States 170,000 173,930
Kenvue, Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 45,000 45,671
Senior Note, 4.9%, 3/22/33 .......................... United States 263,000 267,460
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 715,000 733,323
1,489,928
Pharmaceuticals 0.0%
†
b
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 200,000 205,168
Bristol-Myers Squibb Co. , Senior Note , 4.9% , 2/22/29 ........
United States 395,000 405,686

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Eli Lilly & Co. ,
Senior Bond, 4.875%, 2/27/53 ........................ United States 145,000 $ 135,337
Senior Note, 4.75%, 2/12/30 ......................... United States 300,000 307,861
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 145,000 155,747
Merck & Co., Inc. , Senior Bond , 3.7% , 2/10/45 .............
United States 395,000 317,263
Novartis Capital Corp. , Senior Bond , 4% , 11/20/45 ..........
United States 650,000 551,311
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 403,000 407,261
Senior Bond, 5.3%, 5/19/53 .......................... United States 105,000 101,543
Senior Note, 4.45%, 5/19/28 ......................... United States 87,000 88,005
b
Roche Holdings, Inc. , Senior Bond , 144A, 4% , 11/28/44 ...... United States 550,000 468,877
Royalty Pharma plc ,
Senior Bond, 5.2%, 9/25/35 .......................... United States 225,000 224,896
Senior Note, 5.15%, 9/02/29 ......................... United States 360,000 369,497
Senior Note, 4.45%, 3/25/31 ......................... United States 30,000 29,759
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 495,000 EUR 597,304
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 5.125%, 5/09/29 ........................ Israel 555,000 558,448
Senior Note, 8.125%, 9/15/31 ........................ Israel 225,000 257,539
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 291,000 280,224
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 305,000 330,513
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 244,000 221,963
6,014,202
Professional Services 0.0%
†
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 395,000 407,956
Real Estate Management & Development 0.0%
†
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 198,200 200,738
Semiconductors & Semiconductor Equipment 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd. ,
Senior Note, 3.875%, 1/15/27 ........................ United States 494,000 493,831
Senior Note, 3.5%, 1/15/28 .......................... United States 1,147,000 1,133,975
Broadcom, Inc. ,
b
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 80,000 68,301
Senior Note, 5.05%, 7/12/29 ......................... United States 280,000 288,487
Senior Note, 5.05%, 4/15/30 ......................... United States 155,000 160,360
Senior Note, 4.2%, 10/15/30 ......................... United States 65,000 64,906
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 6.15% ,
1/25/32 ......................................... United States 200,000 213,931
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 780,000 752,700
Marvell Technology, Inc. , Senior Note , 4.75% , 7/15/30 ........
United States 110,000 111,471
3,287,962
Software 0.2%
Cadence Design Systems, Inc. , Senior Note , 4.3% , 9/10/29 ....
United States 270,000 271,831
b
Cloud Software Group, Inc. ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 170,000 176,518
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 235,000 237,378
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 370,000 343,640

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Microsoft Corp. , Senior Bond , 2.4% , 8/08/26 ...............
United States 930,000 $ 919,150
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 ........................ United States 295,000 270,947
Senior Bond, 3.65%, 3/25/41 ......................... United States 305,000 244,409
Senior Bond, 4%, 11/15/47 .......................... United States 870,000 674,701
Senior Note, 4.45%, 9/26/30 ......................... United States 110,000 109,972
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 260,000 253,521
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 315,000 275,938
Synopsys, Inc. , Senior Note , 4.85% , 4/01/30 ...............
United States 320,000 326,044
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 355,000 366,569
4,470,618
Specialized REITs 0.3%
American Tower Corp. ,
Senior Bond, 3.55%, 7/15/27 ......................... United States 476,000 471,555
Senior Bond, 2.9%, 1/15/30 .......................... United States 154,000 145,211
Senior Bond, 2.7%, 4/15/31 .......................... United States 397,000 362,419
Senior Note, 2.75%, 1/15/27 ......................... United States 520,000 510,999
Senior Note, 4.9%, 3/15/30 .......................... United States 115,000 117,321
Crown Castle, Inc. ,
Senior Bond, 3.7%, 6/15/26 .......................... United States 112,000 111,561
Senior Bond, 3.65%, 9/01/27 ......................... United States 319,000 315,762
Senior Bond, 3.8%, 2/15/28 .......................... United States 250,000 247,153
Senior Note, 1.05%, 7/15/26 ......................... United States 228,000 222,377
Equinix, Inc. ,
Senior Bond, 3.2%, 11/18/29 ......................... United States 142,000 136,040
Senior Note, 2.9%, 11/18/26 ......................... United States 820,000 808,001
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 580,000 592,044
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 655,000 666,633
4,707,076
Specialty Retail 0.0%
†
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 525,000 546,894
b,f
Carvana Co. , Senior Secured Note , 144A, PIK, 9% , 6/01/31 ... United States 251,450 284,885
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....
United States 230,000 210,795
Home Depot, Inc. (The) ,
Senior Bond, 4.95%, 6/25/34 ......................... United States 215,000 220,254
Senior Bond, 5.3%, 6/25/54 .......................... United States 215,000 210,574
b
Specialty Building Products Holdings LLC / SBP Finance Corp. ,
Senior Secured Note , 144A, 7.75% , 10/15/29 ............. United States 140,000 142,343
b
White Cap Buyer LLC , Senior Note , 144A, 6.875% , 10/15/28 ... United States 500,000 498,970
2,114,715
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. ,
Senior Bond, 3.85%, 5/04/43 ......................... United States 314,000 268,133
Senior Bond, 4.375%, 5/13/45 ........................ United States 598,000 541,356
Senior Bond, 3.95%, 8/08/52 ......................... United States 240,000 195,359
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 552,000 555,146
Senior Note, 4.85%, 10/15/31 ........................ United States 113,000 114,220
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 110,000 95,661

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals (continued)
b
Seagate Data Storage Technology Pte. Ltd., (continued)
Senior Note, 144A, 5.875%, 7/15/30 ................... United States 310,000 $ 316,174
2,086,049
Textiles, Apparel & Luxury Goods 0.0%
†
b
Beach Acquisition Bidco LLC ,
f
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 345,000 373,001
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 230,000 EUR 277,464
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 195,000 187,150
b
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 420,000 445,115
b
Levi Strauss & Co. , Senior Bond , 144A, 3.5% , 3/01/31 ....... United States 435,000 404,426
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 35,000 35,671
b
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 190,000 190,240
1,913,067
Tobacco 0.0%
†
BAT Capital Corp. , Senior Note , 4.625% , 3/22/33 ...........
United Kingdom 200,000 198,006
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 438,000 452,837
Senior Note, 4.375%, 4/30/30 ........................ United States 65,000 65,322
Senior Note, 4.75%, 11/01/31 ........................ United States 205,000 208,636
924,801
Trading Companies & Distributors 0.0%
†
Air Lease Corp. ,
Senior Note, 5.85%, 12/15/27 ........................ United States 140,000 144,238
Senior Note, 2.1%, 9/01/28 .......................... United States 195,000 182,448
b
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 275,000 289,124
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 315,000 308,801
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 265,000 280,760
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 185,000 199,966
b
Foundation Building Materials, Inc. , Senior Note , 144A, 6% ,
3/01/29 ......................................... United States 335,000 339,769
b
Herc Holdings, Inc. ,
Senior Note, 144A, 5.5%, 7/15/27 ..................... United States 280,000 279,509
Senior Note, 144A, 6.625%, 6/15/29 ................... United States 160,000 164,520
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 290,000 282,315
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 520,000 539,706
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 240,000 249,858
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 70,000 72,158
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 325,000 338,153
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 130,000 134,854
3,806,179
Transportation Infrastructure 0.0%
†
b,g
DP World Salaam , Junior Sub. Bond , Reg S, 6% to 12/31/25,
FRN thereafter , Perpetual ...........................
United Arab
Emirates 430,000 430,802
Wireless Telecommunication Services 0.3%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 670,000 705,279

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
Rogers Communications, Inc. ,
Senior Bond, 8.75%, 5/01/32 ......................... Canada 166,000 $ 197,067
Senior Note, 5%, 2/15/29 ........................... Canada 670,000 682,944
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 ........................ United States 160,000 147,561
Senior Bond, 2.25%, 11/15/31 ........................ United States 600,000 527,997
Senior Bond, 5.05%, 7/15/33 ......................... United States 40,000 40,871
Senior Note, 3.75%, 4/15/27 ......................... United States 862,000 857,235
Senior Note, 4.95%, 3/15/28 ......................... United States 365,000 372,072
Senior Note, 3.375%, 4/15/29 ........................ United States 235,000 228,217
Senior Note, 3.875%, 4/15/30 ........................ United States 108,000 105,935
Senior Note, 5.125%, 5/15/32 ........................ United States 183,000 188,387
Senior Note, 6.7%, 12/15/33 ......................... United States 85,000 95,091
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 405,000 431,864
4,580,520
Total Corporate Bonds (Cost $221,196,904) ...................................
221,117,834
i
Senior Floating Rate Interests 0.3%
Aerospace & Defense 0.0%
†
j
TransDigm, Inc., First Lien, CME Term Loan, K, 6.252%, (3-month
SOFR + 2.25%), 3/22/30 ............................ United States 140,000 140,020
Air Freight & Logistics 0.0%
†
j
Rand Parent LLC, First Lien, CME Term Loan, B, 7.296%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 125,626 125,267
Automobile Components 0.0%
†
j
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 8.18%, (1-month SOFR + 3.75%), 10/04/28 ......... United States 178,515 176,304
Broadline Retail 0.0%
†
e,j
Peer Holding III BV, First Lien, CME Term Loan, B, 6.017%,
(12-month SOFR + 2.25%), 9/27/32 .................... Netherlands 100,588 100,808
Capital Markets 0.0%
†
e,j
Jane Street Group LLC, First Lien, Extended CME Term Loan,
6.199%, (3-month SOFR + 2%), 12/15/31 ................ United States 219,424 218,122
j
Chemicals 0.0%
†
Albaugh LLC, First Lien, Initial CME Term Loan, 7.913%,
(1-month SOFR + 3.75%), 4/06/29 ..................... United States 139,638 139,915
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.701%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 222,353 220,241
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1, 7.5%, (1-month SOFR + 3.25%), 4/03/28 .... Netherlands 303,697 304,584
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.424%, (1-month SOFR + 3.25%), 4/03/28 .. Netherlands 112,998 113,228
e
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B,
5.517%, (12-month SOFR + 1.75%), 9/17/32 ............. United States 50,420 50,547
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan,
8.728%, (3-month SOFR + 4.25%), 4/23/29 .............. United States 121,569 98,532
927,047
a a a a a a
j
Commercial Services & Supplies 0.0%
†
e
Clean Harbors, Inc., First Lien, CME Term Loan, 5.259%,
(12-month SOFR + 1.5%), 9/24/32 ..................... United States 219,691 220,789

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Commercial Services & Supplies (continued)
e
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2, 6.005%, (1-month SOFR +
1.75%), 3/08/32 ................................... United States 220,000 $ 218,264
439,053
a a a a a a
Communications Equipment 0.1%
e,j
CommScope, Inc., First Lien, Initial CME Term Loan, 8.913%,
(1-month SOFR + 4.75%), 12/18/29 .................... United States 340,000 344,598
j
Containers & Packaging 0.0%
†
d,e
Kleopatra Finco SARL, First Lien, USD CME Term Loan, B,
14.157%, (1-month SOFR + 10%), 10/27/25 .............. Luxembourg 18,136 16,171
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B, 9.019%, (6-month SOFR + 4.725%), 2/12/26 ...... Luxembourg 178,029 88,959
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B, 6.509%, (12-month SOFR + 2.75%), 9/27/32 ...... United States 108,803 108,735
213,865
a a a a a a
Distributors 0.0%
†
e,j
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.002%, (3-month SOFR + 4%), 11/30/30 ........... United States 219,749 217,841
Entertainment 0.0%
†
e,j
Playtika Holding Corp., First Lien, CME Term Loan, B1, 7.028%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 219,426 216,367
Financial Services 0.0%
†
e,j
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
6.05%, (1-day SOFR + 1.75%), 7/30/32 ................. United States 220,000 218,900
Food Products 0.0%
†
e,j
Froneri International Ltd., First Lien, CME Term Loan, 6.594%,
(12-month SOFR + 2.5%), 7/16/32 ..................... United Kingdom 348,285 347,967
j
Health Care Equipment & Supplies 0.1%
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan, 8.413%, (1-month SOFR + 4.25%), 1/15/31 ......... United States 245,084 245,544
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 6.163%, (1-month SOFR + 2%), 10/23/28 ........... United States 368,253 368,619
614,163
a a a a a a
j
Hotels, Restaurants & Leisure 0.1%
e
1011778 BC ULC, First Lien, CME Term Loan, B5, 5.913%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 219,444 218,987
e
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 6.413%, (1-month SOFR + 2.25%), 2/06/30 ... United States 219,327 219,269
e
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.413%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 345,384 345,277
e
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
8.753%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 33,903 32,780
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 7.036%, (3-month SOFR + 2.75%), 4/04/29 . United States 138,598 137,616
953,929
a a a a a a
Household Products 0.0%
†
e,j
Energizer Holdings, Inc., First Lien, Initial CME Term Loan,
6.135%, (1-month SOFR + 2%), 3/19/32 ................ United States 140,648 141,116

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
IT Services 0.0%
†
j
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
7.255%, (1-month SOFR + 3%), 6/27/31 ................ United States 193,538 $ 194,747
Machinery 0.0%
†
j
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.913%, (1-month SOFR + 2.75%), 10/23/28 .. United States 114,703 115,360
j
Media 0.0%
†
e
Charter Communications Operating LLC, First Lien, CME Term
Loan B5, 6.541%, (3-month SOFR + 2.25%), 12/15/31 ...... United States 219,447 219,605
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 8.278%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 149,412 149,861
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.82%, (3-month SOFR + 5.25%), 8/02/29 ........ United States 315,421 316,358
685,824
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
j
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan, 7.4%, (1-month SOFR + 3.25%), 6/13/30 ... United States 35,910 36,191
j
Pharmaceuticals 0.0%
†
1261229 BC Ltd., First Lien, Initial CME Term Loan, 10.413%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 174,563 172,435
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 8.163%, (1-month SOFR + 4%), 4/23/31 ....... United States 312,840 313,850
486,285
a a a a a a
j
Software 0.0%
†
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 7.252%, (3-month SOFR + 3.25%), 8/16/32 ....... United States 21,227 21,317
Rocket Software, Inc., First Lien, CME Term Loan, 7.913%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 218,680 219,409
UKG, Inc., First Lien, Initial CME Term Loan, 6.81%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 34,650 34,655
275,381
a a a a a a
j
Specialty Retail 0.0%
†
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan, 7.986%, (1-month SOFR + 3.75%), 6/06/31 . United States 128,046 125,200
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.416%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 226,690 226,993
352,193
a a a a a a
j
Textiles, Apparel & Luxury Goods 0.0%
†
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1,
7.308%, (3-month SOFR + 3.25%), 9/13/32 .............. United States 14,659 14,747
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.796%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 222,180 195,519
210,266
a a a a a a
j
Trading Companies & Distributors 0.0%
†
Foundation Building Materials, Inc., First Lien, 2025 Incremental
CME Term Loan, 9.546%, (3-month SOFR + 5.25%), 1/29/31 . United States 29,925 30,141

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Trading Companies & Distributors (continued)
Foundation Building Materials, Inc., First Lien, CME Term Loan,
8.308%, (3-month SOFR + 4%), 1/29/31 ................ United States 292,043 $ 292,906
323,047
a a a a a a
Wireless Telecommunication Services 0.0%
†
j
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.663%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 167,450 165,659
Total Senior Floating Rate Interests (Cost $8,332,151) .........................
8,240,320
Foreign Government and Agency Securities 0.3%
b
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 200,000 207,191
b
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 300,000 EUR 324,753
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 427,000 410,240
Senior Bond, 3.75%, 9/12/31 ......................... Brazil 270,000 250,169
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 80,000 80,180
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 100,000 EUR 121,097
Chile Government Bond , Senior Bond , 5.65% , 1/13/37 .......
Chile 280,000 294,882
Colombia Government Bond , Senior Bond , 7.5% , 2/02/34 .....
Colombia 370,000 389,703
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 280,000 247,562
b
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 6.33% ,
1/13/35 ......................................... Chile 200,000 213,750
b
Dominican Republic Government Bond ,
Senior Bond, 144A, 6.95%, 3/15/37 .................... Dominican
Republic 220,000 235,169
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 171,000 174,292
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 250,000 253,953
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 120,000 107,706
b
Electricite de France SA ,
g
Junior Sub. Bond, 144A, 9.125% to 6/14/33, FRN thereafter,
Perpetual ........................................ France 200,000 232,045
Senior Note, 144A, 5.65%, 4/22/29 ..................... France 540,000 563,468
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 330,000 349,700
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 230,000 252,947
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 230,000 235,766
b
Indonesia Government Bond , Senior Bond , 144A, 4.35% , 1/08/27 Indonesia 450,000 452,448
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 225,000 216,558
b
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 230,000 228,989
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 360,000 320,724
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 340,000 374,204
b
Paraguay Government Bond ,
Senior Bond, 144A, 3.849%, 6/28/33 ................... Paraguay 200,000 187,520
Senior Bond, Reg S, 4.7%, 3/27/27 .................... Paraguay 230,000 232,284
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 500,000 462,025
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 225,000 231,452
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 126,000 124,945

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 310,000 $ 330,242
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 240,000 234,134
b
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 210,000 EUR 240,511
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 350,000 341,923
South Africa Government Bond , Senior Bond , 4.85% , 9/27/27 ..
South Africa 360,000 362,735
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 220,000 222,749
Uruguay Government Bond ,
Senior Bond, 7.875%, 1/15/33 ........................ Uruguay 375,000 450,375
Senior Bond, 7.625%, 3/21/36 ........................ Uruguay 90,000 109,422
Total Foreign Government and Agency Securities (Cost $9,621,391) .............
10,067,813
Asset-Backed Securities 0.7%
Capital Markets 0.1%
b,j
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.768% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 495,000 496,593
Commercial Services & Supplies 0.0%
†
b,j
Trestles CLO IV Ltd. , 2021-4A , A , 144A, FRN , 5.757% , ( 3-month
SOFR + 1.432% ), 7/21/34 . ........................... United States 350,000 350,542
Consumer Staples Distribution & Retail 0.0%
†
CVS Pass-Through Trust ,
6.036%, 12/10/28 .................................. United States 3,507 3,580
b
2013, 144A, 4.704%, 1/10/36 ......................... United States 104,450 100,040
103,620
a a a a a a
Financial Services 0.6%
b,j
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.725% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 250,000 250,809
b,j
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.765% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 260,000 261,300
b,j
Bain Capital CLO Ltd. , 2024-1A , A1 , 144A, FRN , 5.868% ,
( 3-month SOFR + 1.55% ), 4/16/37 . .................... Jersey 250,000 251,226
b,j
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 5.482% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 250,000 250,500
b,j
Battalion CLO 18 Ltd. , 2020-18A , ARR , 144A, FRN , 5.463% ,
( 3-month SOFR + 1.18% ), 10/15/36 . ................... United States 345,000 345,833
b,j
BDS Ltd. , 2021-FL10 , A , 144A, FRN , 5.6% , ( 1-month SOFR +
1.464% ), 12/16/36 . ................................. United States 285,246 285,628
b,j
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.725% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 350,000 351,155
b,j
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.955% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 325,000 326,578
b,j
BRAVO Residential Funding Trust , 2021-HE3 , A2 , 144A, FRN ,
5.356% , ( 30-day SOFR Average + 1% ), 8/25/69 . .......... United States 142,163 141,561
b,j
BXMT Ltd. , 2021-FL4 , A , 144A, FRN , 5.307% , ( 1-month SOFR +
1.164% ), 5/15/38 . ................................. United States 323,643 321,221
b,j
Carlyle US CLO Ltd. , 2020-2A , A1R2 , 144A, FRN , 5.296% ,
( 3-month SOFR + 1.08% ), 1/25/35 . .................... United States 910,000 910,005
b,j
CBAM Ltd. ,
2017-2A, AR, 144A, FRN, 5.774%, (3-month SOFR + 1.452%),
7/17/34 ......................................... United States 246,000 246,337
2020-12A, AR, 144A, FRN, 5.767%, (3-month SOFR +
1.442%), 7/20/34 .................................. United States 250,000 250,451

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,j
CIFC Funding Ltd. ,
2014-2RA, AR, 144A, FRN, 5.679%, (3-month SOFR + 1.36%),
10/24/37 ........................................ United States 300,000 $ 300,869
2020-1A, A1R, 144A, FRN, 5.729%, (3-month SOFR +
1.412%), 7/15/36 .................................. United States 460,000 460,916
2021-4A, AR, 144A, FRN, 5.679%, (3-month SOFR + 1.36%),
7/23/37 ......................................... United States 350,000 351,050
2021-7A, AR, 144A, FRN, 5.318%, (3-month SOFR + 1.09%),
1/23/35 ......................................... United States 744,000 746,650
b,j
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.757% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,497
b,j
Danby Park CLO Ltd. , 2022-1A , AR , 144A, FRN , 5.685% ,
( 3-month SOFR + 1.36% ), 10/21/37 . ................... Jersey 460,000 461,322
b,j
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.805% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 300,000 300,968
b,j
Elevation CLO Ltd. ,
2018-10A, AR, 144A, FRN, 5.245%, (3-month SOFR + 0.92%),
10/20/31 ........................................ United States 165,152 165,344
2021-13A, A1R, 144A, FRN, 5.378%, (3-month SOFR +
1.06%), 7/15/34 ................................... United States 250,000 250,468
b,j
Ellington CLO III Ltd. , 2018-3A , B , 144A, FRN , 6.587% , ( 3-month
SOFR + 2.262% ), 7/20/30 . ........................... United States 105,285 105,507
b,j
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.849% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 300,000 301,065
b,j
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.705% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 250,000 250,714
b,j
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.845% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 300,000 301,080
b,j
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.709% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 350,000 350,968
b,j
Elmwood CLO IV Ltd. , 2020-1A , AR , 144A, FRN , 5.789% ,
( 3-month SOFR + 1.46% ), 4/18/37 . .................... United States 250,000 250,781
b
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 141,248 141,791
b,j
FS Rialto , 2021-FL3 , A , 144A, FRN , 5.511% , ( 1-month SOFR +
1.364% ), 11/16/36 . ................................. United States 109,407 109,555
b,j
HalseyPoint CLO 4 Ltd. , 2021-4A , A , 144A, FRN , 5.807% ,
( 3-month SOFR + 1.482% ), 4/20/34 . ................... United States 250,000 250,490
b,j
Hayfin US XIV Ltd. , 2021-14A , A1 , 144A, FRN , 5.817% , ( 3-month
SOFR + 1.492% ), 7/20/34 . ........................... United States 200,000 200,406
b
Home Partners of America Trust , 2021-2 , C , 144A, 2.402% ,
12/17/26 . ........................................ United States 240,833 233,654
b,j
ICG US CLO Ltd. , 2017-1A , ARR , 144A, FRN , 5.745% , ( 3-month
SOFR + 1.432% ), 7/28/34 . ........................... United States 500,000 500,984
b,j
J.P. Morgan Mortgage Trust , 2023-HE2 , A1 , 144A, FRN , 6.089% ,
( 30-day SOFR Average + 1.7% ), 3/20/54 . ................ United States 154,762 155,700
b,j
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 6.068% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 250,000 250,895
b,j
KKR CLO 54 Ltd. , 2024-54A , A , 144A, FRN , 5.638% , ( 3-month
SOFR + 1.32% ), 1/15/38 . ............................ United States 337,000 338,661
b,j
KREF Ltd. , 2022-FL3 , A , 144A, FRN , 5.584% , ( 1-month SOFR +
1.45% ), 2/17/39 . .................................. United States 137,798 138,061
j
Long Beach Mortgage Loan Trust , 2004-1 , A2 , FRN , 5.072% ,
( 1-month SOFR + 0.914% ), 2/25/34 . ................... United States 215,837 216,683
b,j
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.678% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 260,000 260,988
b,j
Magnetite XXXVII Ltd. , 2023-37A , A , 144A, FRN , 5.975% ,
( 3-month SOFR + 1.65% ), 10/20/36 . ................... United States 250,000 250,453

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,j
MF1 Ltd. , 2021-FL6 , A , 144A, FRN , 5.35% , ( 1-month SOFR +
1.214% ), 7/16/36 . ................................. United States 51,743 $ 51,821
j
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE6 , M1 , FRN ,
5.097% , ( 1-month SOFR + 0.939% ), 8/25/34 . ............. United States 62,549 61,379
b,j
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.869% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 248,192 249,208
b,j
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.732% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 350,000 351,136
j
New Century Home Equity Loan Trust , 2003-4 , M1 , FRN , 5.397% ,
( 1-month SOFR + 1.239% ), 10/25/33 . .................. United States 62,469 62,694
b,j
Northwoods Capital 27 Ltd. , 2021-27A , A1R , 144A, FRN , 5.459% ,
( 3-month SOFR + 1.18% ), 10/17/34 . ................... United States 470,000 471,022
b,j
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.668% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 250,000 251,099
b,j
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.785% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 363,000 364,167
j
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 5.322% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 108,835 107,783
b,e
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 250,000 250,659
b,j
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.805% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 346,868 347,959
b,j
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.708% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 250,000 250,873
b,j
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.757% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 322,000 322,436
b,j
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.73% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 300,000 300,574
b,j
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 5.218% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 366,624 367,032
b,j
TICP CLO XII Ltd. , 2018-12A , BR , 144A, FRN , 6.229% , ( 3-month
SOFR + 1.912% ), 7/15/34 . ........................... United States 300,000 300,777
b,j
Towd Point Mortgage Trust , 2025-HE1 , A1A , 144A, FRN , 5.706% ,
( 30-day SOFR Average + 1.35% ), 7/25/65 . ............... United States 94,207 94,298
b,j
Trinitas CLO XVIII Ltd. , 2021-18A , A1R , 144A, FRN , 5.545% ,
( 3-month SOFR + 1.22% ), 1/20/35 . .................... United States 250,000 250,750
b,j
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 5.546% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 710,000 710,261
b,j
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.839% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 123,910 124,133
b,j
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.759% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 128,109 128,140
b,j
Voya CLO Ltd. , 2019-3A , AR , 144A, FRN , 5.664% , ( 3-month
SOFR + 1.342% ), 10/17/32 . .......................... United States 230,958 231,227
b,j
Warwick Capital CLO 3 Ltd. , 2024-3A , A1 , 144A, FRN , 5.975% ,
( 3-month SOFR + 1.65% ), 4/20/37 . .................... Jersey 250,000 251,500
b,j
Wind River CLO Ltd. , 2021-4A , AR , 144A, FRN , 5.562% ,
( 3-month SOFR + 1.23% ), 1/20/35 . .................... United States 250,000 250,856
b,j
Wise CLO Ltd. ,
2023-2A, A, 144A, FRN, 6.118%, (3-month SOFR + 1.8%),
1/15/37 ......................................... Jersey 350,000 351,181
2024-2A, A, 144A, FRN, 5.778%, (3-month SOFR + 1.46%),
7/15/37 ......................................... United States 350,000 351,208
18,943,297
a a a a a a
Total Asset-Backed Securities (Cost $19,829,714) .............................
19,894,052

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities 0.4%
Financial Services 0.4%
b,k,l
Arbor Multifamily Mortgage Securities Trust , 2020-MF1 , XA , IO,
144A, FRN , 1.045% , 5/15/53 ......................... United States 4,027,958 $ 136,986
k,l
BANK ,
2019-BN20, XA, IO, FRN, 0.924%, 9/15/62 .............. United States 3,668,452 100,410
2020-BN26, XA, IO, FRN, 1.306%, 3/15/63 .............. United States 1,735,781 68,377
k,l
BANK5 Trust , 2024-5YR7 , XA , IO, FRN , 1.57% , 6/15/57 ...... United States 6,793,058 292,741
Barclays Commercial Mortgage Trust ,
2019-C3, C, 4.178%, 5/15/52 ......................... United States 187,000 166,035
k,l
2019-C4, XA, IO, FRN, 1.661%, 8/15/52 ................. United States 4,335,870 193,432
k,l
Benchmark Mortgage Trust , 2020-B22 , XA , IO, FRN , 1.613% ,
1/15/54 ......................................... United States 1,729,589 108,301
l
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 266,000 252,266
l
CFCRE Commercial Mortgage Trust ,
b
2011-C2, D, 144A, FRN, 5.08%, 12/15/47 ............... United States 29,158 28,185
b
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................ United States 214,000 200,375
2017-C8, B, FRN, 4.199%, 6/15/50 .................... United States 193,000 185,976
COMM Mortgage Trust ,
l
2013-CR13, C, FRN, 5.109%, 11/10/46 ................. United States 86,763 85,559
b,l
2013-CR13, D, 144A, FRN, 5.109%, 11/10/46 ............ United States 347,000 196,055
l
2014-CR17, C, FRN, 4.942%, 5/10/47 .................. United States 452,000 417,874
b,l
2014-CR17, D, 144A, FRN, 5.006%, 5/10/47 ............. United States 285,000 240,326
l
2014-CR20, C, FRN, 4.826%, 11/10/47 ................. United States 476,473 459,779
2014-UBS3, AM, 4.012%, 6/10/47 ..................... United States 34,413 33,828
l
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 112,803 111,435
l
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 223,053 214,803
2015-DC1, AM, 3.724%, 2/10/48 ...................... United States 137,497 135,320
l
2015-LC19, C, FRN, 4.2%, 2/10/48 .................... United States 530,000 509,725
l
2015-LC21, B, FRN, 4.441%, 7/10/48 ................... United States 15,184 15,073
b,l
2015-LC23, D, 144A, FRN, 3.679%, 10/10/48 ............. United States 336,000 292,378
b,k,l
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.029% , 1/15/49 ......................... United States 1,067,520 238
CSAIL Commercial Mortgage Trust ,
l
2015-C2, B, FRN, 4.208%, 6/15/57 .................... United States 204,937 198,206
l
2016-C7, AS, FRN, 3.958%, 11/15/49 ................... United States 323,000 317,349
2019-C17, AS, 3.278%, 9/15/52 ....................... United States 289,000 260,617
k,l
2020-C19, XA, IO, FRN, 1.207%, 3/15/53 ................ United States 6,248,570 226,376
k,l
2021-C20, XA, IO, FRN, 1.112%, 3/15/54 ................ United States 2,570,437 102,698
b,l
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.53% ,
8/10/44 ......................................... United States 563,668 545,683
k,l
GS Mortgage Securities Trust ,
2014-GC22, XA, IO, FRN, 0.743%, 6/10/47 .............. United States 1,232,573 7,131
2019-GC38, XA, IO, FRN, 1.169%, 2/10/52 .............. United States 5,354,112 152,729
b,l
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2012-
C6 , E , 144A, FRN , 5.129% , 5/15/45 .................... United States 205,000 201,550
l
JPMBB Commercial Mortgage Securities Trust ,
2014-C18, B, FRN, 4.654%, 2/15/47 ................... United States 332,325 323,825
2014-C23, B, FRN, 4.688%, 9/15/47 ................... United States 233,000 226,289
2014-C23, C, FRN, 4.688%, 9/15/47 ................... United States 503,000 483,398
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 585,000 574,870
Morgan Stanley Bank of America Merrill Lynch Trust ,
l
2013-C10, B, FRN, 4.085%, 7/15/46 ................... United States 455,200 431,760
2014-C19, C, 4%, 12/15/47 .......................... United States 81,708 79,204
l
2015-C22, C, FRN, 4.113%, 4/15/48 ................... United States 357,000 316,306
Morgan Stanley Capital I Trust ,
l
2016-UB12, AS, FRN, 3.778%, 12/15/49 ................ United States 200,000 191,422

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Morgan Stanley Capital I Trust, (continued)
2018-L1, A3, 4.139%, 10/15/51 ....................... United States 246,000 $ 245,160
k,l
UBS Commercial Mortgage Trust ,
2017-C7, XA, IO, FRN, 1.123%, 12/15/50 ................ United States 3,123,147 56,173
2018-C8, XA, IO, FRN, 0.963%, 2/15/51 ................. United States 6,788,661 109,115
k,l
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.488% , 11/15/48 .................................. United States 9,267 16
Wells Fargo Commercial Mortgage Trust ,
b,l
2013-LC12, D, 144A, FRN, 3.913%, 7/15/46 ............. United States 256,000 147,200
2016-BNK1, AS, 2.814%, 8/15/49 ...................... United States 274,000 262,399
k,l
2016-LC25, XA, IO, FRN, 0.957%, 12/15/59 .............. United States 4,218,978 25,505
k,l
2019-C52, XA, IO, FRN, 1.71%, 8/15/52 ................. United States 4,821,471 226,871
l
2020-C57, C, FRN, 4.157%, 8/15/53 ................... United States 139,000 126,880
k,l
2024-5C1, XA, IO, FRN, 1.257%, 7/15/57 ................ United States 8,002,032 272,996
l
WFRBS Commercial Mortgage Trust ,
b,m
2011-C3, D, 144A, FRN, 5.415%, 3/15/44 ............... United States 206,195 75,777
2013-C11, C, FRN, 4.146%, 3/15/45 ................... United States 849,000 818,160
b
2013-C15, D, 144A, FRN, 4.284%, 8/15/46 .............. United States 201,003 115,577
k
2014-C22, XA, IO, FRN, 0.384%, 9/15/57 ................ United States 1,952,768 319
11,567,038
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $12,240,336) ..............
11,567,038
Mortgage-Backed Securities 4.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.3%
FHLMC Pool, 30 Year, 2.5%, 8/01/50 - 8/01/51 ............. United States 1,594,180 1,361,679
FHLMC Pool, 30 Year, 3%, 1/01/48 ...................... United States 3,392,620 3,058,499
FHLMC Pool, 30 Year, 4%, 9/01/45 ...................... United States 98,775 95,606
FHLMC Pool, 30 Year, 5.5%, 5/01/53 - 9/01/53 ............. United States 1,752,606 1,792,342
FHLMC Pool, 30 Year, 6%, 5/01/53 ...................... United States 1,284,381 1,327,871
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ..................... United States 140,527 145,432
7,781,429
Federal National Mortgage Association (FNMA) Fixed Rate 2.7%
FNMA, 2.73%, 9/01/29 ............................... United States 261,997 249,167
FNMA, 3.5%, 6/01/56 - 10/01/56 ........................ United States 1,992,653 1,816,314
FNMA, 4%, 1/01/57 .................................. United States 376,776 356,495
FNMA, 5.28%, 12/01/28 .............................. United States 218,000 225,291
FNMA, 30 Year, 2.5%, 7/01/50 - 8/01/51 .................. United States 10,794,727 9,205,300
FNMA, 30 Year, 3%, 4/01/46 - 4/01/52 .................... United States 4,720,560 4,255,409
FNMA, 30 Year, 3.5%, 11/01/51 - 4/01/52 ................. United States 1,547,838 1,425,193
FNMA, 30 Year, 4.5%, 2/01/39 - 4/01/39 .................. United States 9,988 10,077
FNMA, 30 Year, 6%, 5/01/53 - 6/01/53 .................... United States 1,469,600 1,515,396
FNMA, 30 Year, 6.5%, 3/01/53 - 5/01/53 .................. United States 1,232,869 1,282,910
n
Uniform Mortgage-Backed Securities, 2.5%, TBA, 10/25/40 .... United States 10,000,000 9,408,041
n
Uniform Mortgage-Backed Securities, 2.5%, TBA, 10/25/55 .... United States 24,000,000 20,223,650
n
Uniform Mortgage-Backed Securities, 3.5%, TBA, 10/25/55 .... United States 9,000,000 8,223,800
n
Uniform Mortgage-Backed Securities, 5%, TBA, 10/25/55 ..... United States 20,000,000 19,837,831
n
Uniform Mortgage-Backed Securities, 6%, TBA, 10/25/55 ..... United States 1,000,000 1,021,744
79,056,618
Government National Mortgage Association (GNMA) Fixed Rate 1.1%
GNMA II, 30 Year, 5.5%, 7/20/53 ........................ United States 1,254,669 1,285,621
GNMA II, Single-family, 30 Year, 3%, 8/20/49 - 10/15/55 ...... United States 21,759,780 19,487,533
GNMA II, Single-family, 30 Year, 4%, 2/20/48 ............... United States 2,447,765 2,343,173
GNMA II, Single-family, 30 Year, 4.5%, 5/20/49 - 10/15/55 ..... United States 3,537,427 3,431,147

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
n
GNMA II, Single-family, 30 Year, 5%, 10/15/55 .............. United States 4,000,000 $ 3,979,414
GNMA II, Single-family, 30 Year, 5.5%, 3/20/53 - 7/20/53 ...... United States 1,893,058 1,925,903
GNMA II, Single-family, 30 Year, 6%, 12/20/48 - 11/20/53 ...... United States 1,194,621 1,238,593
33,691,384
Total Mortgage-Backed Securities (Cost $124,535,378) .........................
120,529,431
Residential Mortgage-Backed Securities 0.6%
Financial Services 0.6%
b
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 206,493 210,494
j
Alternative Loan Trust ,
2005-59, 1A1, FRN, 4.91%, (1-month SOFR + 0.774%),
11/20/35 ........................................ United States 220,948 214,396
2005-65CB, 2A1, FRN, 4.697%, (1-month SOFR + 0.539%),
12/25/35 ........................................ United States 410,744 253,487
2006-OA10, 4A1, FRN, 4.652%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 581,392 504,666
2006-OA19, A1, FRN, 4.43%, (1-month SOFR + 0.294%),
2/20/47 ......................................... United States 190,872 154,428
2006-OA7, 1A2, FRN, 5.093%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 314,944 310,763
j
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
4.462% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 317,974 187,484
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 265,871 265,986
b,l
Arroyo Mortgage Trust ,
2019-1, A3, 144A, FRN, 4.208%, 1/25/49 ................ United States 28,978 28,444
2019-3, A3, 144A, FRN, 3.416%, 10/25/48 ............... United States 40,232 38,758
b
BRAVO Residential Funding Trust , 2023-NQM5 , A1 , 144A,
6.505% , 6/25/63 ................................... United States 199,448 201,178
b,l
Bunker Hill Loan Depositary Trust , 2020-1 , A2 , 144A, FRN , 2.6% ,
2/25/55 ......................................... United States 285,000 279,066
b,j
Chase Home Lending Mortgage Trust ,
2025-10, A11, 144A, FRN, 5.669%, (30-day SOFR Average +
1.3%), 7/25/56 .................................... United States 100,000 100,250
2025-7, A11, 144A, FRN, 5.756%, (30-day SOFR Average +
1.4%), 5/25/56 .................................... United States 93,873 94,174
b
Citigroup Mortgage Loan Trust , 2022-A , A1 , 144A, 9.17% , 9/25/62 United States 110,829 111,187
l
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 6.134% ,
5/25/35 ......................................... United States 61,864 61,096
b
Cross Mortgage Trust , 2024-H4 , A1 , 144A, 6.147% , 7/25/69 ... United States 154,541 156,642
b,l
CSMC Trust ,
2021-RPL4, A1, 144A, FRN, 4.136%, 12/27/60 ............ United States 134,340 133,896
2021-RPL7, A1, 144A, FRN, 4.209%, 7/27/61 ............. United States 126,516 126,027
b,l
FHLMC Seasoned Credit Risk Transfer Trust , 2017-2 , M1 , 144A,
FRN , 4% , 8/25/56 ................................. United States 26,015 25,924
j
FHLMC STACR Debt Notes , 2015-DNA3 , M3 , FRN , 9.171% , ( 30-
day SOFR Average + 4.814% ), 4/25/28 ................. United States 129,541 129,913
b,j
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 6.006%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 31,541 31,645
2021-DNA6, M2, 144A, FRN, 5.856%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 181,467 182,014
2021-DNA7, M2, 144A, FRN, 6.156%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 521,000 525,606
2021-HQA4, M1, 144A, FRN, 5.306%, (30-day SOFR Average
+ 0.95%), 12/25/41 ................................ United States 46,781 46,812

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,j
FHLMC STACR REMIC Trust, (continued)
2022-DNA2, M1A, 144A, FRN, 5.656%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 75,903 $ 75,914
2022-DNA3, M1B, 144A, FRN, 7.256%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 17,000 17,499
2022-DNA5, M1A, 144A, FRN, 7.306%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 268,634 274,051
2022-DNA6, M1A, 144A, FRN, 6.506%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 23,889 24,027
2022-DNA6, M1B, 144A, FRN, 8.056%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 18,000 18,929
2022-HQA1, M1A, 144A, FRN, 6.456%, (30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 4,907 4,930
2022-HQA2, M1A, 144A, FRN, 7.006%, (30-day SOFR Average
+ 2.65%), 7/25/42 ................................. United States 372,172 379,836
2022-HQA3, M1A, 144A, FRN, 6.656%, (30-day SOFR Average
+ 2.3%), 8/25/42 .................................. United States 144,508 146,717
2023-DNA1, M1A, 144A, FRN, 6.448%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 89,527 90,834
2023-HQA2, M1A, 144A, FRN, 6.356%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 31,920 32,067
2023-HQA3, A1, 144A, FRN, 6.206%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 60,282 60,993
2023-HQA3, M1, 144A, FRN, 6.206%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 37,793 38,026
2025-DNA1, A1, 144A, FRN, 5.306%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 473,025 473,567
2025-DNA3, M1, 144A, FRN, 5.47%, (30-day SOFR Average +
1.1%), 9/25/45 .................................... United States 351,000 352,097
FNMA ,
k,l
2001-79, BI, IO, FRN, 0.247%, 3/25/45 ................. United States 41,512 197
k,l
2002-W8, 1, IO, FRN, 0.291%, 6/25/42 ................. United States 139,701 1,772
2003-34, P1, Strip, 4/25/43 ........................... United States 4,508 4,134
j
FNMA Connecticut Avenue Securities Trust ,
2015-C04, 1M2, FRN, 10.171%, (30-day SOFR Average +
5.814%), 4/25/28 .................................. United States 333,390 334,647
2016-C01, 1M2, FRN, 11.221%, (30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 116,688 119,081
2016-C01, 2M2, FRN, 11.421%, (30-day SOFR Average +
7.064%), 8/25/28 .................................. United States 76,058 77,618
2016-C02, 1M2, FRN, 10.471%, (30-day SOFR Average +
6.114%), 9/25/28 .................................. United States 41,350 41,832
2016-C03, 2M2, FRN, 10.371%, (30-day SOFR Average +
6.014%), 10/25/28 ................................. United States 18,392 18,674
2016-C04, 1M2, FRN, 8.721%, (30-day SOFR Average +
4.364%), 1/25/29 .................................. United States 265,014 270,278
2016-C05, 2M2, FRN, 8.921%, (30-day SOFR Average +
4.564%), 1/25/29 .................................. United States 216,055 219,596
2016-C06, 1M2, FRN, 8.721%, (30-day SOFR Average +
4.364%), 4/25/29 .................................. United States 146,513 148,796
2016-C07, 2M2, FRN, 8.821%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 207,525 213,359
2017-C02, 2M2C, FRN, 8.121%, (30-day SOFR Average +
3.764%), 9/25/29 .................................. United States 43,317 43,883
2017-C06, 2M2, FRN, 7.271%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 111,215 113,135

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
FNMA Connecticut Avenue Securities Trust, (continued)
2017-C06, 2M2C, FRN, 7.271%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 66,139 $ 67,281
2018-C02, 2M2, FRN, 6.671%, (30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 7,738 7,859
b
2021-R03, 1M1, 144A, FRN, 5.206%, (30-day SOFR Average +
0.85%), 12/25/41 .................................. United States 1,003 1,003
b
2021-R03, 1M2, 144A, FRN, 6.006%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 156,000 156,786
b
2022-R01, 1M1, 144A, FRN, 5.356%, (30-day SOFR Average +
1%), 12/25/41 .................................... United States 35,556 35,527
b
2022-R01, 1M2, 144A, FRN, 6.256%, (30-day SOFR Average +
1.9%), 12/25/41 ................................... United States 159,000 161,282
b
2022-R02, 2M1, 144A, FRN, 5.556%, (30-day SOFR Average +
1.2%), 1/25/42 .................................... United States 51,111 51,098
b
2022-R03, 1M2, 144A, FRN, 7.856%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 75,000 77,421
b
2022-R04, 1M2, 144A, FRN, 7.456%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 74,000 76,072
b
2022-R05, 2M1, 144A, FRN, 6.256%, (30-day SOFR Average +
1.9%), 4/25/42 .................................... United States 18,426 18,468
b
2022-R05, 2M2, 144A, FRN, 7.356%, (30-day SOFR Average +
3%), 4/25/42 ..................................... United States 581,000 596,819
b
2022-R06, 1M1, 144A, FRN, 7.106%, (30-day SOFR Average +
2.75%), 5/25/42 ................................... United States 74,684 76,453
b
2022-R07, 1M1, 144A, FRN, 7.298%, (30-day SOFR Average +
2.95%), 6/25/42 ................................... United States 149,224 153,143
b
2022-R08, 1M1, 144A, FRN, 6.906%, (30-day SOFR Average +
2.55%), 7/25/42 ................................... United States 113,251 116,197
b
2022-R09, 2M1, 144A, FRN, 6.848%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 71,448 72,468
b
2023-R01, 1M1, 144A, FRN, 6.748%, (30-day SOFR Average +
2.4%), 12/25/42 ................................... United States 24,635 25,219
b
2023-R02, 1M1, 144A, FRN, 6.656%, (30-day SOFR Average +
2.3%), 1/25/43 .................................... United States 49,302 50,220
b
2023-R06, 1M1, 144A, FRN, 6.056%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 30,481 30,585
b
2023-R07, 2M1, 144A, FRN, 6.298%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 15,214 15,288
b
2024-R03, 2M1, 144A, FRN, 5.498%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 21,786 21,799
b
2024-R04, 1M1, 144A, FRN, 5.456%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 41,726 41,764
b
2024-R05, 2M1, 144A, FRN, 5.356%, (30-day SOFR Average +
1%), 7/25/44 ..................................... United States 5,565 5,566
b
2024-R06, 1A1, 144A, FRN, 5.506%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 173,359 174,012
b
2024-R06, 1M1, 144A, FRN, 5.406%, (30-day SOFR Average +
1.05%), 9/25/44 ................................... United States 21,959 21,951
b
2025-R01, 1A1, 144A, FRN, 5.298%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 157,404 157,587
b
2025-R01, 1M1, 144A, FRN, 5.448%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 147,409 147,546
b
2025-R02, 1A1, 144A, FRN, 5.348%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 145,740 145,995
b
2025-R02, 1M1, 144A, FRN, 5.498%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 382,890 383,126

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
FNMA Connecticut Avenue Securities Trust, (continued)
b
2025-R03, 2A1, 144A, FRN, 5.806%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 26,398 $ 26,575
b
2025-R04, 1A1, 144A, FRN, 5.356%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 124,566 124,766
b
2025-R04, 1M1, 144A, FRN, 5.556%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 331,742 332,707
b
J.P. Morgan Mortgage Trust ,
j
2024-10, A11, 144A, FRN, 5.606%, (30-day SOFR Average +
1.25%), 3/25/55 ................................... United States 140,662 140,481
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 89,634 90,413
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 190,462 192,595
j
2025-1, A11, 144A, FRN, 5.606%, (30-day SOFR Average +
1.25%), 6/25/55 ................................... United States 175,196 175,089
b
MFA Trust ,
2023-INV2, A1, 144A, 6.775%, 10/25/58 ................. United States 170,261 172,266
2025-NQM3, A1, 144A, 5.261%, 8/25/70 ................ United States 125,873 126,384
b
Mill City Mortgage Loan Trust , 2023-NQM2 , A1 , 144A, 6.24% ,
12/25/67 ........................................ United States 373,533 374,505
b,l
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.162% , 8/26/47 .............................. United States 31,435 31,440
b
OBX Trust ,
2023-NQM4, A1, 144A, 6.113%, 3/25/63 ................ United States 288,388 289,684
j
2025-J2, AF, 144A, FRN, 5.656%, (30-day SOFR Average +
1.3%), 9/25/55 .................................... United States 128,877 128,952
b,l
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 65,361 63,863
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........ United States 774,395 792,376
b,l
Residential Mortgage Loan Trust , 2020-2 , A2 , 144A, FRN ,
2.508% , 5/25/60 ................................... United States 75,578 75,091
b,l
Starwood Mortgage Residential Trust ,
2020-2, M1E, 144A, FRN, 3%, 4/25/60 .................. United States 298,208 293,164
2020-3, A3, 144A, FRN, 2.591%, 4/25/65 ................ United States 407,000 369,862
b,j
Station Place Securitization Trust ,
2024-10, A, 144A, FRN, 5.057%, (1-month SOFR + 0.9%),
10/27/25 ........................................ United States 650,000 650,281
2025-1, A, 144A, FRN, 5.057%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 646,000 655,565
2025-3, A, 144A, FRN, 5.057%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 650,000 652,644
j
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 5.122% , ( 1-month SOFR + 0.964% ), 5/25/47 ......... United States 492,728 404,307
b,l
Towd Point Mortgage Trust , 2016-5 , M2 , 144A, FRN , 3.375% ,
10/25/56 ........................................ United States 177,000 168,443
WaMu Mortgage Pass-Through Certificates Trust ,
j
2005-AR11, A1B3, FRN, 5.072%, (1-month SOFR + 0.914%),
8/25/45 ......................................... United States 106,927 105,553
j
2005-AR9, A1C3, FRN, 5.232%, (1-month SOFR + 1.074%),
7/25/45 ......................................... United States 79,693 78,179
l
2007-HY2, 1A1, FRN, 4.161%, 12/25/36 ................ United States 188,370 171,162
17,545,707
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $17,538,400) ...............
17,545,707

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities 0.4%
Financial Services 0.4%
FHLMC ,
j
3065, DC, FRN, 6.4%, (30-day SOFR Average + 19.517%),
3/15/35 ......................................... United States 11,007 $ 11,481
j
406, F30, FRN, 5.506%, (30-day SOFR Average + 1.15%),
10/25/53 ........................................ United States 287,183 289,230
j,k
4326, GS, IO, FRN, 1.563%, (30-day SOFR Average +
5.936%), 4/15/44 .................................. United States 2,602,843 275,403
k
5010, IA, IO, 3.5%, 9/25/50 .......................... United States 1,773,781 326,059
k
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 2,253,566 537,992
k
5036, IK, IO, 4%, 4/25/50 ............................ United States 2,413,169 498,716
k
5079, BI, IO, 5.5%, 2/25/51 .......................... United States 1,525,739 265,131
k
5121, KI, IO, 4%, 6/25/51 ............................ United States 2,505,579 554,112
k
5134, IB, IO, 4%, 8/25/51 ............................ United States 2,962,673 594,129
k
5138, YI, IO, 4.5%, 12/25/49 ......................... United States 3,216,665 831,068
k
5142, AI, IO, 3.5%, 9/25/51 .......................... United States 2,930,881 555,471
FNMA ,
k
2020-96, JI, IO, 3%, 1/25/51 .......................... United States 4,149,395 697,671
k
2021-28, NI, IO, 3%, 5/25/41 ......................... United States 3,686,515 372,379
k
2021-45, MI, IO, 2.5%, 2/25/49 ........................ United States 3,789,895 479,115
k
2021-65, LI, IO, 3.5%, 10/25/51 ....................... United States 2,120,353 367,244
j
2024-89, FA, FRN, 5.556%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 435,194 437,387
j
2024-98, FA, FRN, 5.506%, (30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 310,092 311,316
j
2025-41, FA, FRN, 5.506%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 205,419 206,243
b,l
FREMF Mortgage Trust , 2015-K51 , B , 144A, FRN , 4.175% ,
10/25/48 ........................................ United States 29,014 28,925
GNMA ,
k,l
2015-H26, EI, IO, FRN, 1.749%, 10/20/65 ............... United States 616,367 19,515
k,l
2016-H16, LI, IO, FRN, 2.172%, 7/20/66 ................ United States 1,790,877 89,916
k
2021-117, MI, IO, 3.5%, 5/20/42 ....................... United States 3,634,684 577,964
k
2021-214, AI, IO, 4%, 12/20/51 ....................... United States 2,165,496 431,198
k
2022-60, IY, IO, 3%, 2/20/52 ......................... United States 4,031,796 596,153
j
2023-152, FB, FRN, 5.539%, (30-day SOFR Average + 1.15%),
4/20/51 ......................................... United States 421,193 427,960
j
2024-78, QF, FRN, 5.489%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 425,166 426,467
10,208,245
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $8,308,275) ........
10,208,245
Total Long Term Investments (Cost $1,883,877,344) ...........................
2,920,640,138
a
Short Term Investments 4.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.7%
o
U.S. Treasury Bills ,
p
2.01%, 10/02/25 ................................... United States 11,200,000 11,198,751
p
3.86%, 12/04/25 ................................... United States 3,200,000 3,177,854

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
o
U.S. Treasury Bills, (continued)
3.83%, 1/20/26 ................................... United States 6,900,000 $ 6,818,836
21,195,441
Total U.S. Government and Agency Securities (Cost $21,194,013) ...............
21,195,441
Shares
Management Investment Companies 3.2%
q,r
Putnam Short Term Investment Fund, Class P, 4.364% ....... United States 94,625,401 94,625,401
Total Management Investment Companies (Cost $94,625,401) ..................
94,625,401
Money Market Funds 0.3%
r,s
JPMorgan US Dollar Treasury Liquidity Fund, 3.98% ......... United States 9,801,907 9,801,907
Total Money Market Funds (Cost $9,801,907) .................................
9,801,907
Total Short Term Investments (Cost $125,621,321 ) .............................
125,622,749
a
Total Investments (Cost $2,009,498,665) 102.5% ..............................
$3,046,262,887
TBA Sale Commitments (0.5)% ..............................................
(14,591,839)
Other Assets, less Liabilities (2.0)% .........................................
(58,892,171)
Net Assets 100.0% .........................................................
$2,972,778,877
a a a
Principal
Amount
*
t
TBA Sale Commitments (0.5)%
Mortgage-Backed Securities (0.5)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.5)%
Uniform Mortgage-Backed Securities ,
3%, TBA, 10/25/55 ................................. United States (3,000,000) (2,635,541)
4.5%, TBA, 10/25/55 ............................... United States (4,000,000) (3,880,369)
5.5%, TBA, 10/25/55 ............................... United States (7,000,000) (7,058,759)
(13,574,669)
Government National Mortgage Association (GNMA) Fixed Rate (0.0)%
†
GNMA II, Single-family, 30 Year, 6%, 10/15/55 .............. United States (1,000,000) (1,017,170)
Total TBA Sale Commitments (Proceeds $(14,648,281)) ........................
$(14,591,839)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $172,735,850, representing 5.8% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
f
Income may be received in additional securities and/or cash.
g
Perpetual security with no stated maturity date.
h
The coupon rate shown represents the rate at period end.
i
See Note 1(f) regarding senior floating rate interests.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
m
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
n
Security purchased on a to-be-announced (TBA) basis. See Note 1(d).
o
The rate shown represents the yield at period end.
p
A portion or all of the security has been segregated as collateral for certain derivative contracts. At September 30, 2025, the value of this security pledged amounted to
$9,256,773, representing 0.3% net assets.
q
See Note 3(g) regarding investments in affiliated management investment companies.
r
The rate shown is the annualized seven-day effective yield at period end.
s
The security is owned by Franklin Dynamic Asset Allocation Growth Ltd., a wholly-owned subsidiary of the Fund. See Note 1(g).
t
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1(d).

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

At September 30, 2025, the Fund had the following futures contracts outstanding. See Note 1(e).
*
As of period end.
At September 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(e).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Commodity contracts
Bloomberg Commodity Index
#
................... Long 4,267 $ 44,645,621 12/17/25 $ (234,984)
Equity contracts
MSCI EAFE Index ............................ Long 134 18,661,510 12/19/25 (71,900)
MSCI Emerging Markets Index .................. Long 200 13,597,000 12/19/25 88,886
Russell 2000 E-Mini Index ...................... Short 281 34,499,775 12/19/25 (417,930)
S&P 500 E-Mini Index ......................... Short 197 66,376,688 12/19/25 (583,776)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 944 106,200,000 12/19/25 (52,713)
U.S. Treasury 10 Year Ultra Notes ................ Long 6 690,469 12/19/25 5,039
U.S. Treasury 2 Year Notes ..................... Long 344 71,689,063 12/31/25 (48,463)
U.S. Treasury 5 Year Notes ..................... Long 419 45,752,836 12/31/25 (49,675)
U.S. Treasury Long Bonds ..................... Long 285 33,229,219 12/19/25 685,925
U.S. Treasury Ultra Bonds ...................... Long 132 15,848,250 12/19/25 479,851
Total Futures Contracts ...................................................................... $(199,740)
#
The security is owned by Franklin Dynamic Asset Allocation Growth Ltd., a wholly-owned subsidiary of the Fund.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... BOFA Buy 2,083,200 368,776 10/02/25 $ 22,637 $ —
Brazilian Real ...... BOFA Sell 2,083,200 383,229 10/02/25 — (8,184)
Brazilian Real ...... GSCO Buy 3,839,900 697,068 10/02/25 24,411 —
Brazilian Real ...... GSCO Sell 3,839,900 689,774 10/02/25 — (31,706)
Australian Dollar .... BZWS Buy 479,000 315,376 10/15/25 1,642 —
Australian Dollar .... MSCO Buy 9,022,900 5,940,984 10/15/25 30,660 —
Australian Dollar .... MSCO Sell 929,300 602,748 10/15/25 — (12,292)
Australian Dollar .... SSBT Sell 715,900 470,025 10/15/25 — (3,781)
Australian Dollar .... TDOM Buy 5,567,600 3,655,380 10/15/25 29,436 —
Australian Dollar .... UBSW Buy 944,300 619,981 10/15/25 4,987 —
Australian Dollar .... WPAC Buy 659,000 432,655 10/15/25 3,493 —
Canadian Dollar .... BOFA Sell 2,594,500 1,902,977 10/15/25 37,475 —
Canadian Dollar .... BZWS Sell 25,500 18,704 10/15/25 368 —
Canadian Dollar .... JPHQ Sell 1,600 1,175 10/15/25 24 —
Canadian Dollar .... SSBT Sell 436,600 320,959 10/15/25 7,034 —
Canadian Dollar .... TDOM Sell 6,879,000 5,049,790 10/15/25 103,639 —
Canadian Dollar .... UBSW Sell 798,300 586,026 10/15/25 12,031 —
Israeli New Shekel .. BZWS Buy 647,900 194,807 10/15/25 800 —
Israeli New Shekel .. CITI Buy 121,100 36,412 10/15/25 149 —
Israeli New Shekel .. HSBK Buy 2,564,300 765,222 10/15/25 8,965 —
Israeli New Shekel .. MSCO Buy 55,600 16,719 10/15/25 67 —
Israeli New Shekel .. SSBT Buy 125,300 37,400 10/15/25 429 —
Israeli New Shekel .. UBSW Buy 1,788,000 533,620 10/15/25 6,194 —

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Mexican Peso ...... BOFA Buy 1,642,900 86,985 10/15/25 $ 2,597 $ —
Mexican Peso ...... BZWS Buy 1,143,800 60,552 10/15/25 1,815 —
Mexican Peso ...... GSCO Buy 15,750,400 834,212 10/15/25 24,604 —
Mexican Peso ...... MSCO Sell 1,251,100 66,236 10/15/25 — (1,982)
Mexican Peso ...... UBSW Buy 12,247,400 646,271 10/15/25 21,539 —
New Zealand Dollar . MSCO Buy 352,200 212,156 10/15/25 — (7,866)
South African Rand .. BOFA Buy 21,073,100 1,179,328 10/15/25 39,756 —
South African Rand .. BOFA Sell 9,801,400 546,227 10/15/25 — (20,786)
South African Rand .. BZWS Buy 2,379,000 134,293 10/15/25 3,333 —
South African Rand .. GSCO Buy 8,200,500 455,842 10/15/25 18,559 —
South African Rand .. MSCO Buy 4,349,600 242,026 10/15/25 9,600 —
South African Rand .. MSCO Sell 17,016,800 949,254 10/15/25 — (35,172)
South African Rand .. SSBT Sell 11,227,200 623,569 10/15/25 — (25,928)
South African Rand .. TDOM Buy 2,407,900 138,519 10/15/25 778 —
South African Rand .. UBSW Sell 2,465,000 136,975 10/15/25 — (5,626)
Chinese Yuan ...... SSBT Buy 4,827,900 676,103 11/19/25 3,562 —
Hong Kong Dollar ... BOFA Buy 2,576,800 331,130 11/19/25 383 —
Hong Kong Dollar ... BZWS Buy 1,070,300 137,312 11/19/25 385 —
Hong Kong Dollar ... BZWS Sell 2,774,300 356,581 11/19/25 — (340)
Hong Kong Dollar ... CITI Buy 3,708,200 476,627 11/19/25 443 —
Hong Kong Dollar ... GSCO Buy 10,037,500 1,290,097 11/19/25 1,255 —
Hong Kong Dollar ... GSCO Sell 4,086,200 525,449 11/19/25 — (252)
Hong Kong Dollar ... HSBK Buy 1,648,900 212,282 11/19/25 — (147)
Hong Kong Dollar ... HSBK Sell 48,313,000 6,209,632 11/19/25 292 (6,256)
Hong Kong Dollar ... JPHQ Buy 652,600 83,867 11/19/25 92 —
Hong Kong Dollar ... MSCO Sell 13,570,900 1,747,872 11/19/25 1,940 —
Hong Kong Dollar ... SSBT Buy 13,948,500 1,794,082 11/19/25 1,041 (612)
Hong Kong Dollar ... SSBT Sell 85,400 10,972 11/19/25 — (15)
Hong Kong Dollar ... UBSW Sell 3,370,900 433,177 11/19/25 — (498)
Japanese Yen ...... BOFA Buy 260,209,000 1,789,202 11/19/25 — (20,714)
Japanese Yen ...... BZWS Sell 115,618,100 794,976 11/19/25 9,187 —
Japanese Yen ...... GSCO Buy 306,267,000 2,103,014 11/19/25 — (21,497)
Japanese Yen ...... GSCO Sell 14,391,100 98,113 11/19/25 460 (154)
Japanese Yen ...... HSBK Buy 95,599,900 656,101 11/19/25 — (6,364)
Japanese Yen ...... HSBK Sell 66,657,900 454,944 11/19/25 1,909 —
Japanese Yen ...... MSCO Buy 804,205,200 5,488,811 11/19/25 — (23,099)
Japanese Yen ...... MSCO Sell 118,277,800 807,864 11/19/25 4,118 (118)
Japanese Yen ...... SSBT Buy 39,953,900 272,679 11/19/25 — (1,136)
Japanese Yen ...... TDOM Sell 35,687,500 243,954 11/19/25 1,407 —
New Taiwan Dollar .. BZWS Sell 24,477,600 824,106 11/19/25 17,799 —
Singapore Dollar .... BZWS Buy 27,300 21,454 11/19/25 — (210)
Singapore Dollar .... HSBK Buy 2,072,100 1,624,641 11/19/25 — (12,193)
Singapore Dollar .... SSBT Buy 3,644,900 2,857,714 11/19/25 — (21,359)
Singapore Dollar .... UBSW Buy 8,700 6,821 11/19/25 — (51)
South Korean Won .. JPHQ Sell 1,217,286,700 881,926 11/19/25 13,166 —
British Pound ...... BOFA Sell 2,253,200 3,057,971 12/17/25 27,354 —
British Pound ...... BZWS Buy 334,600 453,501 12/17/25 — (3,455)
British Pound ...... CITI Sell 2,593,500 3,515,151 12/17/25 26,821 —
British Pound ...... GSCO Sell 2,821,000 3,820,553 12/17/25 27,096 (867)
British Pound ...... HSBK Sell 263,400 356,449 12/17/25 2,169 —
British Pound ...... JPHQ Sell 809,800 1,097,502 12/17/25 8,299 —
British Pound ...... MSCO Buy 1,776,500 2,399,684 12/17/25 — (10,241)
British Pound ...... MSCO Sell 2,343,900 3,173,051 12/17/25 20,439 —
British Pound ...... SSBT Sell 4,089,900 5,546,113 12/17/25 45,083 —
British Pound ...... TDOM Sell 72,700 98,588 12/17/25 804 —
British Pound ...... UBSW Sell 446,100 604,934 12/17/25 4,917 —
Danish Krone ...... BOFA Buy 12,305,100 1,945,898 12/17/25 — (389)

Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Danish Krone ...... BZWS Buy 3,070,400 485,489 12/17/25 $ — $ (41)
Danish Krone ...... CITI Buy 3,526,400 557,600 12/17/25 — (55)
Danish Krone ...... JPHQ Buy 4,849,000 766,672 12/17/25 — (17)
Danish Krone ...... MSCO Buy 4,351,700 687,943 12/17/25 86 —
Danish Krone ...... MSCO Sell 17,991,700 2,852,251 12/17/25 7,657 —
Danish Krone ...... SSBT Buy 406,900 64,328 12/17/25 5 —
Euro ............. BOFA Sell 5,774,700 6,810,162 12/17/25 57 —
Euro ............. BZWS Buy 2,748,600 3,241,416 12/17/25 9 —
Euro ............. CITI Buy 75,800 89,056 12/17/25 335 —
Euro ............. GSCO Sell 63,500 74,845 12/17/25 — (40)
Euro ............. HSBK Buy 360,900 425,613 12/17/25 — (4)
Euro ............. HSBK Sell 812,200 956,255 12/17/25 — (1,572)
Euro ............. JPHQ Sell 1,258,900 1,484,520 12/17/25 — (101)
Euro ............. MSCO Buy 1,159,700 1,363,969 12/17/25 3,666 —
Euro ............. MSCO Sell 8,108,700 9,561,868 12/17/25 1,255 (1,978)
Euro ............. SSBT Sell 3,150,400 3,714,511 12/17/25 — (757)
Euro ............. TDOM Buy 61,900 72,926 12/17/25 72 —
Euro ............. TDOM Sell 411,200 484,838 12/17/25 — (90)
Euro ............. UBSW Sell 22,900 27,000 12/17/25 — (6)
Euro ............. WPAC Sell 3,385,500 3,991,217 12/17/25 — (1,304)
Hungarian Forint .... BOFA Sell 143,542,700 425,912 12/17/25 — (4,156)
Hungarian Forint .... SSBT Sell 73,560,400 218,861 12/17/25 — (1,533)
Norwegian Krone ... JPHQ Sell 10,324,500 1,044,539 12/17/25 9,751 —
Norwegian Krone ... MSCO Sell 82,400 8,340 12/17/25 81 —
Polish Zloty ........ BOFA Buy 178,200 48,966 12/17/25 — (1)
Polish Zloty ........ GSCO Buy 1,231,100 338,256 12/17/25 17 —
Polish Zloty ........ HSBK Buy 210,300 57,783 12/17/25 2 —
Polish Zloty ........ MSCO Buy 907,000 249,552 12/17/25 — (333)
Polish Zloty ........ SSBT Buy 1,611,500 443,430 12/17/25 — (633)
Polish Zloty ........ UBSW Buy 745,400 205,086 12/17/25 — (270)
Swedish Krona ..... BOFA Buy 1,089,700 117,700 12/17/25 — (1,390)
Swedish Krona ..... BZWS Buy 10,366,800 1,119,718 12/17/25 — (13,207)
Swedish Krona ..... HSBK Buy 22,644,800 2,445,826 12/17/25 — (28,810)
Swedish Krona ..... MSCO Buy 9,208,600 993,003 12/17/25 — (10,113)
Swedish Krona ..... SSBT Buy 6,402,100 690,354 12/17/25 — (7,019)
Swiss Franc ....... BOFA Buy 939,500 1,191,730 12/17/25 — (576)
Swiss Franc ....... BZWS Buy 54,000 68,506 12/17/25 — (42)
Swiss Franc ....... GSCO Sell 220,400 279,577 12/17/25 140 —
Swiss Franc ....... HSBK Buy 403,300 511,588 12/17/25 — (260)
Swiss Franc ....... HSBK Sell 61,700 78,244 12/17/25 17 —
Swiss Franc ....... JPHQ Buy 116,900 148,304 12/17/25 — (91)
Swiss Franc ....... MSCO Buy 1,055,500 1,340,496 12/17/25 — (2,271)
Swiss Franc ....... SSBT Buy 1,473,800 1,871,711 12/17/25 — (3,140)
Swiss Franc ....... UBSW Buy 1,749,400 2,221,771 12/17/25 — (3,778)
Brazilian Real ...... BOFA Buy 1,005,700 184,123 1/05/26 571 —
Brazilian Real ...... GSCO Sell 1,459,200 267,072 1/05/26 — (906)
Total Forward Exchange Contracts ................................................... $661,164 $(367,784)
Net unrealized appreciation (depreciation) ............................................ $293,380
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

At September 30, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
At September 30, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 10,144,000 $ 822,882 $ 489,205 $ 333,677
Non-
Investment
Grade
CDX.NA.IG.45 .. 1.00% Quarterly 12/20/30 69,792,000 1,579,585 1,579,585 —
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $2,402,467 $2,068,790 $333,677
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 1,000 32 (62) 94
Contracts to Sell Protection
(c)(d)
Traded Index
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 1,000 (33) 63 (96)
Investment
Grade
Total OTC Swap Contracts .............................................. $(1) $1 $(2)
Total Credit Default Swap Contracts .................................... $2,402,466 $ 2,068,791 $333,675
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.6% ..... Annual 9/17/27 25,224,000 $ (88,793) $ 41,653 $ (130,446)
Receive Fixed 3.58% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/27 36,967,000 115,879 51,261 64,618
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.63% .... Annual 9/17/30 2,883,000 (31,137) (9,310) (21,827)

Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
At September 30, 2025, the Fund had the following total return swap contracts outstanding. See Note 1(e) .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.65% .... Annual 9/17/30 48,777,000 $ (571,620) $ 167,040 $ (738,660)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.2% ..... Annual 12/17/30 1,749,000 13,443 7,939 5,504
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 23,910,000 445,095 75,389 369,706
Receive Fixed 3.9% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 1,764,000 35,798 54,961 (19,163)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.05% .... Annual 9/17/55 59,000 (1,237) 333 (1,570)
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 8,031,000 139,964 13,909 126,055
Total Interest Rate Swap Contracts ................................. $57,392 $ 403,175 $(345,783)
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
RCXTPGDL Index
#
.................... 0% At Maturity GSCO 12/16/25 119,571,775 $ 2,003,058
BCFTDEAL Index
#
....................
1-day SOFR
+ 0.45% At Maturity BZWS 9/18/26 84,232,431 (130,331)
Short
(b)
RCXTPGSS Index
#
.................... 0% At Maturity GSCO 12/16/25 115,021,745 (531,599)
BCFTDEAS Index
#
....................
1-day SOFR
+ 0.25% At Maturity BZWS 9/18/26 84,142,620 145,891
Total Return Swap Contracts .................................................................... $1,487,019
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
(b)
The Fund receives a variable financing rate and pays the total return on the underlying instrument.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Common stocks Sector Shares Value
Percentage
value
A BASKET ( RCXTPGDL ) OF COMMON STOCKS
Inpex Corp Energy 42,672 $ 772,335 0.63%
Lam Research Corp Information Technology 5,325 712,982 0.58%
Expedia Group Inc Consumer Discretionary 3,273 699,538 0.57%
Novartis AG Health Care 5,505 692,747 0.57%
Uber Technologies Inc Industrials 7,057 691,414 0.57%
Keysight Technologies Inc Information Technology 3,917 685,144 0.56%
Endesa SA Utilities 21,024 672,182 0.55%
Osaka Gas Co Ltd Utilities 23,059 669,659 0.55%
Kirin Holdings Co Ltd Consumer Staples 45,574 668,863 0.55%
Exxon Mobil Corp Energy 5,912 666,591 0.55%
Dai Nippon Printing Co Ltd Industrials 39,095 665,898 0.55%
Garmin Ltd Consumer Discretionary 2,685 661,177 0.54%
Telenor ASA Communication Services 39,576 656,052 0.54%
Idemitsu Kosan Co Ltd Energy 95,025 653,726 0.54%
MSCI Inc Financials 1,148 651,574 0.53%
SS&C Technologies Holdings Inc Industrials 7,308 648,613 0.53%
AT&T Inc Communication Services 22,906 646,860 0.53%
Holcim AG Materials 7,587 642,132 0.53%
Graco Inc Industrials 7,549 641,369 0.53%
Netflix Inc Communication Services 534 640,470 0.53%
Smiths Group PLC Industrials 20,204 639,738 0.52%
ConocoPhillips Energy 6,763 639,708 0.52%
Eni SpA Energy 36,363 635,174 0.52%
Altria Group Inc Consumer Staples 9,595 633,828 0.52%
United Utilities Group PLC Utilities 40,775 629,347 0.52%
Fortum Oyj Utilities 33,216 628,556 0.52%
PepsiCo Inc Consumer Staples 4,472 628,101 0.52%
TotalEnergies SE Energy 10,316 627,042 0.51%
Rio Tinto PLC Materials 9,501 625,136 0.51%
Veralto Corp Industrials 5,859 624,589 0.51%
Iberdrola SA Utilities 32,858 621,777 0.51%
E.ON SE Utilities 32,843 618,033 0.51%
Veeva Systems Inc Health Care 2,059 613,497 0.50%
Automatic Data Processing Inc Industrials 2,087 612,620 0.50%
Weyerhaeuser Co Real Estate 24,645 610,939 0.50%
Avery Dennison Corp Materials 3,756 609,185 0.50%
PayPal Holdings Inc Financials 9,070 608,251 0.50%
Tokyo Gas Co Ltd Utilities 17,020 606,667 0.50%
Engie SA Utilities 28,245 605,835 0.50%
Imperial Oil Ltd Energy 6,672 605,112 0.50%
Honeywell International Inc Industrials 2,872 604,596 0.50%
Norsk Hydro ASA Materials 88,913 602,391 0.49%
Illumina Inc Health Care 6,290 597,403 0.49%
Danone SA Consumer Staples 6,833 595,454 0.49%
Amadeus IT Group SA Consumer Discretionary 7,497 594,591 0.49%
Sekisui Chemical Co Ltd Industrials 31,487 587,379 0.48%
Airbnb Inc Consumer Discretionary 4,825 585,835 0.48%
NN Group NV Financials 8,293 583,657 0.48%
Telia Co AB Communication Services 151,954 579,858 0.48%
WH Group Ltd Consumer Staples 534,257 578,863 0.47%
A BASKET ( BCFTDEAL ) OF COMMON STOCKS
Valero Energy Corp Energy 6,464 1,100,490 1.31%
General Motors Co Consumer Discretionary 17,838 1,087,589 1.29%
Johnson Controls International plc Industrials 9,750 1,071,962 1.27%
Uber Technologies Inc Industrials 10,746 1,052,738 1.25%

Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTDEAL) OF COMMON STOCKS (continued)
Pegasystems Inc Information Technology 18,112 $ 1,041,459 1.24%
NRG Energy Inc Utilities 6,401 1,036,719 1.23%
DoorDash Inc Consumer Discretionary 3,804 1,034,594 1.23%
Tapestry Inc Consumer Discretionary 8,986 1,017,344 1.21%
Pure Storage Inc Information Technology 12,071 1,011,648 1.20%
Booking Holdings Inc Consumer Discretionary 186 1,002,922 1.19%
Axis Capital Holdings Ltd Financials 10,339 990,515 1.18%
Exelixis Inc Health Care 23,850 985,002 1.17%
MGIC Investment Corp Financials 34,689 984,119 1.17%
QUALCOMM Inc Information Technology 5,892 980,171 1.16%
Howmet Aerospace Inc Industrials 4,980 977,139 1.16%
Netflix Inc Communication Services 805 965,605 1.15%
Unum Group Financials 12,239 951,941 1.13%
AutoNation Inc Consumer Discretionary 4,321 945,381 1.12%
Arista Networks Inc Information Technology 6,448 939,536 1.12%
State Street Corp Financials 8,068 935,952 1.11%
Cheniere Energy Inc Energy 3,938 925,335 1.10%
Cadence Design Systems Inc Information Technology 2,626 922,524 1.10%
Freeport-McMoRan Inc Materials 23,206 910,135 1.08%
Natera Inc Health Care 5,622 905,001 1.08%
Equitable Holdings Inc Financials 17,520 889,675 1.06%
Vornado Realty Trust Real Estate 21,926 888,674 1.06%
Synchrony Financial Financials 12,412 881,864 1.05%
Virtu Financial Inc Financials 23,994 851,786 1.01%
Cirrus Logic Inc Information Technology 6,658 834,126 0.99%
Regeneron Pharmaceuticals Inc Health Care 1,477 830,437 0.99%
Rubrik Inc Information Technology 10,092 830,030 0.99%
Spotify Technology SA Communication Services 1,182 825,236 0.98%
Curtiss-Wright Corp Industrials 1,508 818,671 0.97%
American International Group Inc Financials 10,355 813,282 0.97%
Toll Brothers Inc Consumer Discretionary 5,773 797,488 0.95%
Allison Transmission Holdings Inc Industrials 9,112 773,405 0.92%
Affiliated Managers Group Inc Financials 3,224 768,595 0.91%
Docusign Inc Information Technology 10,292 741,954 0.88%
Boyd Gaming Corp Consumer Discretionary 8,292 716,834 0.85%
Textron Inc Industrials 8,467 715,389 0.85%
eBay Inc Consumer Discretionary 7,856 714,504 0.85%
NVR Inc Consumer Discretionary 84 674,451 0.80%
Louisiana-Pacific Corp Materials 7,342 652,226 0.78%
Ulta Beauty Inc Consumer Discretionary 1,185 647,811 0.77%
Edison International Utilities 11,583 640,290 0.76%
Southwest Airlines Co Industrials 19,979 637,536 0.76%
Manhattan Associates Inc Information Technology 3,061 627,516 0.75%
Ventas Inc Real Estate 8,772 613,953 0.73%
Dropbox Inc Information Technology 19,867 600,196 0.71%
Duolingo Inc Consumer Discretionary 1,797 578,382 0.69%
A BASKET ( RCXTPGSS ) OF COMMON STOCKS
Ferrovial SE Industrials 11,598 664,765 0.57%
Atmos Energy Corp Utilities 3,844 656,306 0.57%
Salmar ASA Consumer Staples 12,284 656,210 0.57%
Equifax Inc Industrials 2,509 643,572 0.56%
Antofagasta PLC Materials 17,369 643,254 0.56%
Imperial Brands PLC Consumer Staples 15,033 639,113 0.55%
Lennar Corp Consumer Discretionary 5,057 637,387 0.55%
Sigma Healthcare Ltd Health Care 321,598 633,024 0.55%
Realty Income Corp Real Estate 10,406 632,566 0.55%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Common stocks Sector Shares Value
Percentage
value
A BASKET (RCXTPGSS) OF COMMON STOCKS (continued)
Keppel Ltd Industrials 90,899 $ 628,930 0.54%
Singapore Telecommunications Ltd Communication Services 193,585 620,157 0.54%
Nutrien Ltd Materials 10,411 611,514 0.53%
Orange SA Communication Services 37,374 606,464 0.52%
International Paper Co Materials 13,027 604,465 0.52%
Southern Co/The Utilities 6,375 604,122 0.52%
Hermes International SCA Consumer Discretionary 246 600,936 0.52%
Marriott International Inc/MD Consumer Discretionary 2,297 598,300 0.52%
Diamondback Energy Inc Energy 4,181 598,296 0.52%
RELX PLC Industrials 12,419 594,679 0.51%
Cellnex Telecom SA Communication Services 17,048 590,739 0.51%
Infrastrutture Wireless Italiane SpA Communication Services 50,109 589,373 0.51%
Swisscom AG Communication Services 809 587,121 0.51%
EssilorLuxottica SA Health Care 1,807 586,148 0.51%
Allianz SE Financials 1,390 583,684 0.50%
Haleon PLC Health Care 130,074 582,071 0.50%
Wilmar International Ltd Consumer Staples 261,372 577,808 0.50%
Coca-Cola Co/The Consumer Staples 8,683 575,864 0.50%
Royalty Pharma PLC Health Care 16,260 573,636 0.50%
Saputo Inc Consumer Staples 23,591 573,075 0.49%
Air Products and Chemicals Inc Materials 2,088 569,494 0.49%
Waste Connections Inc Industrials 3,213 564,815 0.49%
Aker BP ASA Energy 22,051 559,353 0.48%
Swiss Life Holding AG Financials 513 551,909 0.48%
Visa Inc Financials 1,609 549,279 0.47%
Dominion Energy Inc Utilities 8,965 548,414 0.47%
Pernod Ricard SA Consumer Staples 5,576 547,341 0.47%
Martin Marietta Materials Inc Materials 857 540,097 0.47%
U-Haul Holding Co Industrials 10,600 539,521 0.47%
PPL Corp Utilities 14,176 526,776 0.45%
Alamos Gold Inc Materials 15,096 526,320 0.45%
Walmart Inc Consumer Staples 5,068 522,304 0.45%
Thomson Reuters Corp Industrials 3,355 521,123 0.45%
CMS Energy Corp Utilities 7,068 517,827 0.45%
FUJIFILM Holdings Corp Information Technology 20,703 516,024 0.45%
Paychex Inc Industrials 4,012 508,562 0.44%
Straumann Holding AG Health Care 4,762 508,126 0.44%
Bureau Veritas SA Industrials 16,190 506,768 0.44%
Aeon Co Ltd Consumer Staples 41,284 501,779 0.43%
Masco Corp Industrials 7,063 497,177 0.43%
Metso Oyj Industrials 35,944 493,511 0.43%
A BASKET ( BCFTDEAS ) OF COMMON STOCKS
Synopsys Inc Information Technology 2,468 1,217,588 1.45%
Micron Technology Inc Information Technology 6,619 1,107,490 1.32%
DT Midstream Inc Energy 9,719 1,098,820 1.31%
Take-Two Interactive Software Inc Communication Services 4,244 1,096,387 1.30%
Diamondback Energy Inc Energy 7,594 1,086,738 1.29%
BWX Technologies Inc Industrials 5,856 1,079,591 1.28%
Royal Caribbean Cruises Ltd Consumer Discretionary 3,268 1,057,397 1.26%
Dell Technologies Inc Information Technology 7,443 1,055,169 1.26%
SoFi Technologies Inc Financials 38,338 1,012,889 1.20%
MKS Inc Information Technology 8,101 1,002,630 1.19%
Roivant Sciences Ltd Health Care 64,645 978,082 1.16%
Blue Owl Capital Inc Financials 56,670 959,420 1.14%
Norwegian Cruise Line Holdings Ltd Consumer Discretionary 37,479 923,107 1.10%
Lithia Motors Inc Consumer Discretionary 2,912 920,251 1.09%

Putnam Dynamic Asset Allocation Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
See Note  8  regarding other derivative information.
See abbreviations on page 103
.
Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTDEAS) OF COMMON STOCKS (continued)
Carnival Corp Consumer Discretionary 31,267 $ 903,935 1.08%
Gen Digital Inc Information Technology 31,757 901,589 1.07%
Monolithic Power Systems Inc Information Technology 971 894,214 1.06%
Aon PLC Financials 2,406 857,822 1.02%
Domino's Pizza Inc Consumer Discretionary 1,977 853,328 1.02%
Kinsale Capital Group Inc Financials 1,944 826,589 0.98%
Ross Stores Inc Consumer Discretionary 5,225 796,303 0.95%
RPM International Inc Materials 6,707 790,610 0.94%
Tyler Technologies Inc Information Technology 1,494 781,724 0.93%
Equifax Inc Industrials 2,937 753,392 0.90%
PTC Inc Information Technology 3,652 741,386 0.88%
Affirm Holdings Inc Financials 10,096 737,822 0.88%
Bunge Global SA Consumer Staples 9,044 734,799 0.87%
Royal Gold Inc Materials 3,662 734,580 0.87%
Jack Henry & Associates Inc Financials 4,864 724,374 0.86%
NU Holdings Ltd/Cayman Islands Financials 43,399 694,812 0.83%
Somnigroup International Inc Consumer Discretionary 8,194 691,028 0.82%
Texas Instruments Inc Information Technology 3,740 687,147 0.82%
Fox Corp Communication Services 11,965 685,488 0.82%
Entegris Inc Information Technology 7,083 654,915 0.78%
Watsco Inc Industrials 1,618 654,109 0.78%
NIKE Inc Consumer Discretionary 9,248 644,854 0.77%
Coherent Corp Information Technology 5,796 624,316 0.74%
LPL Financial Holdings Inc Financials 1,875 623,920 0.74%
Albemarle Corp Materials 7,689 623,399 0.74%
elf Beauty Inc Consumer Staples 4,695 622,047 0.74%
Healthcare Realty Trust Inc Real Estate 34,036 613,672 0.73%
Expand Energy Corp Energy 5,691 604,651 0.72%
Amdocs Ltd Information Technology 7,310 599,794 0.71%
Marriott International Inc/MD Consumer Discretionary 2,260 588,650 0.70%
CH Robinson Worldwide Inc Industrials 4,400 582,622 0.69%
Stanley Black & Decker Inc Industrials 7,674 570,404 0.68%
T Rowe Price Group Inc Financials 5,515 566,057 0.67%
Arthur J Gallagher & Co Financials 1,731 536,170 0.64%
Alphabet Inc Communication Services 2,176 529,051 0.63%
General Electric Co Industrials 1,751 526,701 0.63%

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Putnam
Dynamic Asset
Allocation
Growth Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,914,873,264
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 94,625,401
Value - Unaffiliated issuers .................................................................. $2,951,637,486
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 94,625,401
Cash .................................................................................... 1,628,727
Foreign currency, at value (cost $377,451) ........................................................ 376,593
Receivables:
Investment securities sold ................................................................... 6,568,753
Receivable for sales of TBA securities (Note 1 d ) .................................................. 14,648,281
Capital shares sold ........................................................................ 2,839,837
Dividends and interest ..................................................................... 6,179,447
European Union tax reclaims (Note 1 h ) ......................................................... 1,032,566
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 3,467,092
Variation margin on futures contracts ........................................................... 1,268,866
OTC swap contracts (upfront payments ) .......................................................... 63
Unrealized appreciation on OTC forward exchange contracts .......................................... 661,164
Unrealized appreciation on OTC swap contracts .................................................... 2,149,043
Prepaid expenses .......................................................................... 248,932
Total assets .......................................................................... 3,087,332,251
Liabilities:
Payables:
Investment securities purchased .............................................................. 13,880,269
Payable for purchases of TBA securities (Note 1 d ) ................................................ 73,587,910
Capital shares redeemed ................................................................... 5,398,572
Management fees ......................................................................... 1,370,738
Administrative fees ........................................................................ 9,575
Distribution fees .......................................................................... 502,714
Transfer agent fees ........................................................................ 579,133
Trustees' fees and expenses ................................................................. 320,510
Variation margin on centrally cleared swap contracts ............................................... 254,890
Deposits from brokers for:
OTC derivative contracts .................................................................. 2,160,000
OTC swap contracts (upfront receipts ) ........................................................... 62
Unrealized depreciation on OTC swap contracts .................................................... 662,026
Unrealized depreciation on OTC forward exchange contracts .......................................... 367,784
TBA sale commitments, at value (proceeds $14,648,281) (Note 1d) .................................... 14,591,839
Deferred taxes on unrealized appreciation ........................................................ 591,782
Accrued expenses and other liabilities ........................................................... 275,570
Total liabilities ......................................................................... 114,553,374
Net assets, at value ................................................................. $2,972,778,877
Net assets consist of:
Paid-in capital ............................................................................. $1,876,860,071
Total distributable earnings (losses) ............................................................. 1,095,918,806
Net assets, at value ................................................................. $2,972,778,877

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
(continued)
September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Putnam
Dynamic Asset
Allocation
Growth Fund
Class A:
Net assets, at value ....................................................................... $1,965,554,528
Shares outstanding ........................................................................ 87,828,587
Net asset value per share
a,b
.................................................................. $22.38
Maximum offering price per share (net asset value per share ÷ 94.25%)
b
................................ $23.75
Class C:
Net assets, at value ....................................................................... $118,596,586
Shares outstanding ........................................................................ 5,871,221
Net asset value and maximum offering price per share
a,b
............................................ $20.20
Class P:
Net assets, at value ....................................................................... $84,031,223
Shares outstanding ........................................................................ 3,681,943
Net asset value and maximum offering price per share
b
............................................. $22.82
Class R:
Net assets, at value ....................................................................... $15,143,466
Shares outstanding ........................................................................ 699,897
Net asset value and maximum offering price per share
b
............................................. $21.64
Class R5:
Net assets, at value ....................................................................... $66,519
Shares outstanding ........................................................................ 2,815
Net asset value and maximum offering price per share
b
............................................. $23.63
Class R6:
Net assets, at value ....................................................................... $387,782,555
Shares outstanding ........................................................................ 16,970,285
Net asset value and maximum offering price per share
b
............................................. $22.85
Class Y:
Net assets, at value ....................................................................... $401,604,000
Shares outstanding ........................................................................ 17,617,163
Net asset value and maximum offering price per share
b
............................................. $22.80
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Asset Allocation Funds
Financial Statements
Consolidated Statement of Operations*
for the year ended September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Putnam
Dynamic Asset
Allocation
Growth Fund
Investment income:
Dividends: (net of foreign taxes of $1,501,098)
Unaffiliated issuers ........................................................................ $35,430,301
Non-controlled affiliates (Note 3 g ) ............................................................. 6,325,720
Interest:
Unaffiliated issuers ........................................................................ 19,931,621
Other income (Note 1 h ) ...................................................................... 256,749
Total investment income ................................................................... 61,944,391
Expenses:
Management fees (Note 3 a ) ................................................................... 15,632,451
Administrative fees (Note 3 b ) .................................................................. 54,052
Distribution fees: (Note 3c )
    Class A ................................................................................ 4,576,772
    Class C ................................................................................ 1,242,004
    Class R ................................................................................ 68,630
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 2,062,892
    Class C ................................................................................ 139,920
    Class P ................................................................................ 7,126
    Class R ................................................................................ 15,421
    Class R5 ............................................................................... 56
    Class R6 ............................................................................... 181,847
    Class Y ................................................................................ 365,963
Custodian fees (Note 4 ) ...................................................................... 265,410
Reports to shareholders fees .................................................................. 120,638
Registration and filing fees .................................................................... 109,464
Professional fees ........................................................................... 461,716
Trustees' fees and expenses (Note 3 f) ........................................................... 97,956
Organization costs (Note 1j) ................................................................... 13,835
Interest expense ........................................................................... 1,895
Other .................................................................................... 62,995
Total expenses ......................................................................... 25,481,043
Expense reductions (Note 4 ) ............................................................... (39,667)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (387)
Net expenses ......................................................................... 25,440,989
Net investment income ................................................................ 36,503,402

Putnam Asset Allocation Funds
Financial Statements
Consolidated Statement of Operations*
(continued)
for the year ended September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Putnam
Dynamic Asset
Allocation
Growth Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $374,625)
Unaffiliated issuers ...................................................................... 146,545,952
Written options ........................................................................... 1,358,955
Foreign currency transactions ................................................................ 80,094
Forward exchange contracts ................................................................. (1,495,550)
Futures contracts ......................................................................... (23,389,434)
TBA sale commitments ..................................................................... 535,644
Swap contracts ........................................................................... 5,630,561
Net realized gain (loss) .................................................................. 129,266,222
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 226,329,550
Translation of other assets and liabilities denominated in foreign currencies .............................. 1,166,283
Written options ........................................................................... (1,045,495)
Forward exchange contracts ................................................................. (161,860)
Futures contracts ......................................................................... (375,169)
TBA sale commitments ..................................................................... 862
Swap contracts ........................................................................... 1,734,568
Change in deferred taxes on unrealized appreciation ............................................... (591,782)
Net change in unrealized appreciation (depreciation) ............................................ 227,056,957
Net realized and unrealized gain (loss) ............................................................ 356,323,179
Net increase (decrease) in net assets resulting from operations .......................................... $392,826,581
*
I ncludes the consolidated operations of Franklin Dynamic Asset Allocation Growth Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).

Putnam Asset Allocation Funds
Financial Statements
Consolidated Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Putnam Dynamic Asset Allocation Growth
Fund
Year Ended
September 30, 2025*
Year Ended
September 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $36,503,402 $37,301,807
Net realized gain (loss) ................................................. 129,266,222 231,547,233
Net change in unrealized appreciation (depreciation) ........................... 227,056,957 405,956,400
Net increase (decrease) in net assets resulting from operations ................ 392,826,581 674,805,440
Distributions to shareholders:
Class A ............................................................. (179,413,226) (65,698,161)
Class B ............................................................. — (270,230)
Class C ............................................................. (13,180,514) (4,908,033)
Class P ............................................................. (6,492,298) (1,285,475)
Class R ............................................................. (1,339,288) (596,269)
Class R5 ............................................................ (1,868) (82)
Class R6 ............................................................ (36,600,037) (14,597,609)
Class Y ............................................................. (30,037,953) (8,679,660)
Total distributions to shareholders .......................................... (267,065,184) (96,035,519)
Capital share transactions: (Note 2 )
Class A ............................................................. 42,962,154 (53,707,797)
Class B ............................................................. — (11,794,161)
Class C ............................................................. (20,042,439) (25,718,730)
Class P ............................................................. 25,523,719 20,227,317
Class R ............................................................. 990,295 (3,619,760)
Class R5 ............................................................ 47,560 7,636
Class R6 ............................................................ 9,289,381 (33,795,760)
Class Y ............................................................. 90,413,517 37,858,951
Total capital share transactions ............................................ 149,184,187 (70,542,304)
Net increase (decrease) in net assets ................................... 274,945,584 508,227,617
Net assets:
Beginning of year ....................................................... 2,697,833,293 2,189,605,676
End of year ........................................................... $2,972,778,877 $2,697,833,293
*
I ncludes the consolidated operations of Franklin Dynamic Asset Allocation Growth Ltd. from July 7, 2025 through September 30, 2025. See Note 1(g).

Putnam Asset Allocation Funds

franklintempleton.com
Annual Report
Notes to Consolidated Financial Statements
Putnam Dynamic Asset Allocation Growth Fund
1. Organization and Significant Accounting Policies
Putnam Asset Allocation Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Dynamic Asset Allocation Growth Fund (Fund) is included in
this report. The Fund offers seven classes of shares: Class
A, Class C, Class P, Class R, Class R5, Class R6 and Class
Y. Class C shares automatically convert to Class A shares on a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
September 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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(continued)
than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Consolidated Statement
of Assets and Liabilities. Realized gain and loss and
unrealized appreciation and depreciation on these contracts
for the period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
1. Organization and Significant Accounting Policies
(continued)
c. Stripped Securities
(continued)

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Notes to Consolidated Financial Statements

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(continued)
assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early
termination by the counterparty may result in an immediate
payment by the Fund of any net liability owed to that
counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to commodity
price, interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to
buy or sell an asset at a specified price on a future date.
Required initial margins are pledged by the Fund, and the
daily change in fair value is accounted for as a variation
margin payable or receivable in the Consolidated Statement
of Assets and Liabilities. Futures contracts outstanding at
period end, if any, are listed in the Fund's Consolidated
Schedule of Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end,
if any, are listed in the Fund's Consolidated Schedule of
Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement
of Assets and Liabilities. Over the term of the contract,
the buyer pays the seller a periodic stream of payments,
provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or
depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected
in the Consolidated Statement of Assets and Liabilities and
represent compensating factors between stated terms of
the credit default swap agreement and prevailing market
conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term
of the contract as a realized gain or loss in the Consolidated
Statement of Operations. Credit default swap contracts
outstanding at period end, if any, are listed in the Fund's
Consolidated Schedule of Investments.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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(continued)
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund,
and the daily change in fair value is accounted for as a
variation margin payable or receivable in the Consolidated
Statement of Assets and Liabilities. Over the term of the
contract, contractually required payments to be paid and to
be received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made,
at which time they are realized. Interest rate swap contracts outstanding at period end, if any, are listed in the Fund's
Consolidated Schedule of Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to equity price
risk of an underlying instrument such as a stock, bond,
index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to
exchange a return linked to an underlying instrument for a
floating or fixed rate payment, both based upon a notional
amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Consolidated
Schedule of Investments.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to
equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss.
Option contracts outstanding at period end, if any, are listed in the Fund's Consolidated Schedule of Investments.
See Note 8 regarding other derivative information.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Investments in Franklin Dynamic Asset Allocation
Growth Ltd. (FT Subsidiary)
Effective July 7, 2025, Fund invests in certain financial
instruments, warrants or commodity-linked derivative
investments through its investments in FT Subsidiary. FT
Subsidiary is a Cayman Islands exempted company with
limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and
commodity-linked derivative investments consistent with the
investment objective of the Fund. At September 30, 2025,
FT Subsidiary’s investments, as well as any other assets
and liabilities of FT Subsidiary are reflected in the Fund’s
Consolidated Schedule of Investments and Consolidated
Statement of Assets and Liabilities. All intercompany
transactions and balances have been eliminated. At
September 30, 2025, the net assets of FT Subsidiary were
$10,965,864, representing 0.37% of the Fund's consolidated
net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.
h. Income and Deferred Taxes
It is the  Fund 's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Putnam Dynamic Asset Allocation Growth Fund
(continued)
taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Consolidated
Statement of Operations and any related receivable, if
any, is reflected as European Union tax reclaims in the
Consolidated Statement of Assets and Liabilities. Any
fees associated with these filings are reflected in other
expenses in the Consolidated Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. The
Fund may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Fund. Dividend income is recorded on the ex-dividend
date. Dividends from net investment income are normally
declared daily; these dividends may be reinvested or paid
monthly to shareholders. Distributions from net realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Organization Costs
Organization costs were expensed as incurred.
1. Organization and Significant Accounting Policies
(continued)
h. Income and Deferred Taxes
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Putnam Dynamic Asset Allocation Growth Fund
(continued)
k. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
l. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 4,213,605 $86,116,693 4,635,179 $88,709,364
Shares issued in reinvestment of distributions .......... 8,983,735 174,284,467 3,559,192 63,780,722
Shares redeemed ............................... (10,633,884) (217,439,006) (10,711,307) (206,197,883)
Net increase (decrease) .......................... 2,563,456 $42,962,154 (2,516,936) $(53,707,797)
Class B Shares:
*
Shares sold ................................... — $— 1,227 $23,031
Shares issued in reinvestment of distributions .......... — — 15,349 269,063
Shares redeemed ............................... — — (635,104) (12,086,255)
Net increase (decrease) .......................... — $— (618,528) $(11,794,161)
Class C Shares:
Shares sold ................................... 968,556 $17,964,513 878,828 $15,345,058
Shares issued in reinvestment of distributions .......... 744,515 13,118,357 297,793 4,892,743
Shares redeemed
a
.............................. (2,750,968) (51,125,309) (2,634,210) (45,956,531)
Net increase (decrease) .......................... (1,037,897) $(20,042,439) (1,457,589) $(25,718,730)
Class P Shares:
Shares sold ................................... 1,873,351 $39,494,983 1,437,603 $29,340,117
Shares issued in reinvestment of distributions .......... 328,890 6,492,298 70,630 1,285,475
Shares redeemed ............................... (969,741) (20,463,562) (522,323) (10,398,275)
Net increase (decrease) .......................... 1,232,500 $25,523,719 985,910 $20,227,317
Class R Shares:
Shares sold ................................... 195,890 $3,867,575 119,312 $2,246,057
Shares issued in reinvestment of distributions .......... 69,954 1,315,144 34,143 594,433
Shares redeemed ............................... (213,425) (4,192,424) (340,229) (6,460,250)
Net increase (decrease) .......................... 52,419 $990,295 (186,774) $(3,619,760)
1. Organization and Significant Accounting Policies
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Putnam Dynamic Asset Allocation Growth Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Shares Amount Shares Amount
Class R5 Shares:
Shares sold ................................... 2,147 $46,012 387 $8,451
Shares issued in reinvestment of distributions .......... 91 1,868 4 82
Shares redeemed ............................... (16) (320) (46) (897)
Net increase (decrease) .......................... 2,222 $47,560 345 $7,636
Class R6 Shares:
Shares sold ................................... 2,769,253 $57,762,390 3,171,367 $61,652,425
Shares issued in reinvestment of distributions .......... 1,813,007 35,825,020 787,110 14,341,140
Shares redeemed ............................... (4,077,939) (84,298,029) (5,631,994) (109,789,325)
Net increase (decrease) .......................... 504,321 $9,289,381 (1,673,517) $(33,795,760)
Class Y Shares:
Shares sold ................................... 8,778,954 $184,778,666 5,971,528 $118,143,325
Shares issued in reinvestment of distributions .......... 1,480,589 29,212,011 458,630 8,342,472
Shares redeemed ............................... (5,945,640) (123,577,160) (4,595,107) (88,626,846)
Net increase (decrease) .......................... 4,313,903 $90,413,517 1,835,051 $37,858,951
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Advisory Company, LLC (PAC) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Putnam Dynamic Asset Allocation Growth Fund
(continued)
be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended September 30, 2025, the gross effective investment management fee rate was 0.573% of the Fund’s average daily net assets.
Under a subadvisory agreement, Putnam Management provides portfolio management and certain other advisory and related services to the Fund. With respect to the portfolio management services, Advisers pays a fee to Putnam Management based on the average net asset value of the Fund and with respect to the other advisory and related services, Advisers pays a fee to
Putnam Management based on the costs of Putnam Management in providing these services to the Fund. These fees are not an additional expense to the Fund.
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund. Prior to November 1, 2024, PIL provided subadvisory services to the Fund. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
Management fees paid by the Fund were reduced on assets invested in FT Subsidiary, in an amount equal to the management fees paid by FT Subsidiary.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by
Advisers based on the average net assets managed by PAC, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund and FT Subsidiary. The fee is paid by Advisers based on the Fund's and FT Subsidiary’s average daily net assets, and is not an additional expense of the
Fund or FT Subsidiary.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
Annualized Fee Rate Net Assets
0.750% of the first $5 billion,
0.700% of the next $5 billion,
0.650% of the next $10 billion,
0.600% of the next $10 billion,
0.550% of the next $50 billion,
0.530% of the next $50 billion,
0.520% of the next $100 billion and
0.515% of any excess thereafter.
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Putnam Dynamic Asset Allocation Growth Fund
(continued)
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class P shares paid a monthly fee based on the average net assets of Class P shares at an annual rate of 0.01%.
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.15%.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $181,892
CDSC retained .............................................................................. $14,036
3. Transactions with Affiliates
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Putnam Dynamic Asset Allocation Growth Fund
(continued)
in the Consolidated Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Consolidated Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any
Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the year ended September 30, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through January 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
i. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended September 30, 2025, these purchase and sale transactions aggregated $45,963 and $0, respectively.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended September 30, 2025, the fees were reduced as noted in the Consolidated Statement of Operations. Effective April 14,
2025, earned credits on custodian fees, if any, are recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Dynamic Asset Allocation Growth Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $139,744,403 $345,977,795 $(391,096,797) $— $— $94,625,401 94,625,401 $6,325,720
Total Affiliated Securities ... $139,744,403 $345,977,795 $(391,096,797) $— $— $94,625,401 $6,325,720
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
5. Income Taxes
The tax character of distributions paid during the years ended September 30, 2025 and 2024, was as follows:
At September 30, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales, passive foreign investment company shares, tax straddles and derivative financial instruments.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2025, aggregated
$2,743,407,975 and $2,640,380,583, respectively.
7. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At September
30, 2025, the value of this security represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Consolidated Schedule of Investments.
2025 2024
Distributions paid from:
Ordinary income .......................................................... $121,939,824 $55,858,481
Long term capital gain ...................................................... 145,125,360 40,177,038
$267,065,184 $96,035,519
Cost of investments .......................................................................... $2,106,821,760
Unrealized appreciation ........................................................................ $1,081,897,387
Unrealized depreciation ........................................................................ (153,007,582)
Net unrealized appreciation (depreciation) .......................................................... $928,889,805
Distributable earnings:
Undistributed ordinary income ................................................................... $79,231,644
Undistributed long term capital gains .............................................................. 87,282,456
Total distributable earnings ..................................................................... $166,514,100

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
8. Other Derivative Information
At September 30, 2025, investments in derivative contracts are reflected in the Consolidated Statement of Assets and
Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Putnam Dynamic Asset Allocation Growth Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 1,170,815
a
Variation margin on futures
contracts
$ 150,851
a
Variation margin on centrally
cleared swap contracts
565,883
a
Variation margin on centrally
cleared swap contracts
911,666
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
661,164 Unrealized depreciation on OTC
forward exchange contracts
367,784
Credit contracts ............
Variation margin on centrally
cleared swap contracts
333,677
a
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
63 OTC swap contracts (upfront
receipts)
62
Unrealized appreciation on OTC
swap contracts
94 Unrealized depreciation on OTC
swap contracts
96
Equity contracts ...........
Variation margin on futures
contracts
88,886
a
Variation margin on futures
contracts
1,073,606
a
Unrealized appreciation on OTC
swap contracts
2,148,949 Unrealized depreciation on OTC
swap contracts
661,930
Commodity contracts .......
Variation margin on futures
contracts
— Variation margin on futures
contracts
234,984
a
Total .................... $4,969,531 $3,400,979
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Schedule of
Investments. Only the variation margin receivable/payable at year end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
For the year ended September 30, 2025, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
For the year ended September 30, 2025, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Dynamic Asset Allocation Growth Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(7,735,925) Futures contracts $1,138,020
Swap contracts (797,644) Swap contracts (180,612)
Foreign exchange contracts .....
Forward exchange contracts (1,495,550) Forward exchange contracts (161,860)
Credit contracts ...............
Swap contracts 1,386,997 Swap contracts 299,231
Equity contracts ..............
Investments (3,852,124)
a
Investments 3,282,136
a
Written options 1,358,955 Written options (1,045,495)
Futures contracts (15,653,509) Futures contracts (1,278,205)
Swap contracts 5,041,208 Swap contracts 1,615,949
Commodity contracts ..........
Futures contracts — Futures contracts (234,984)
Total ....................... $(21,747,592) $3,434,180
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation)  on investments in the
Consolidated Statement of Operations.
Putnam Dynamic
Asset Allocation
Growth Fund
Futures contracts .......................................................................... $ 314,321,205
Swap contracts ............................................................................ 609,355,769
Forwards exchange contracts ................................................................. 167,750,896
Options .................................................................................. 90,775,600
8. Other Derivative Information
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
At September 30, 2025, the Fund's OTC derivative assets and liabilities are as follows:
At September 30, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Consolidated Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam Dynamic Asset Allocation Growth Fund
Forward Exchange Contracts ............................. $ 661,164 $ 367,784
Swap Contracts ....................................... 2,149,106 662,088
Total ............................................. $2,810,270 $1,029,872
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and
Liabilities.
Amounts Not Offset in the
Consolidated Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Consolidated
Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Putnam Dynamic Asset Allocation Growth Fund
Counterparty
BOFA .................... $ 130,893 $ (56,292) $ — $ — $ 74,601
BZWS ................... 181,229 (147,626) — (33,603) —
CITI ..................... 27,842 (117) — (27,725) —
GSCO ................... 2,099,600 (587,021) — (1,512,579) —
HSBK ................... 13,354 (13,354) — — —
JPHQ ................... 31,332 (209) — — 31,123
MSCO ................... 79,569 (79,569) — — —
SSBT .................... 57,154 (57,154) — — —
TDOM ................... 136,136 (90) — (110,000) 26,046
UBSW ................... 49,668 (10,229) (37,847) — 1,592
WPAC ................... 3,493 (1,304) — — 2,189
Total ................... $2,810,270 $(952,965) $(37,847) $(1,683,907) $135,551
$ 1
a
At September 30, 2025, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
At September 30, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 103 .
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the reporting period, the Fund did not use the
Global Credit Facility.
Amounts Not Offset in the
Consolidated Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Consolidated
Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam Dynamic Asset Allocation Growth Fund
Counterparty
BOFA .................... $ 56,292 $ (56,292) $ — $ — $ —
BZWS ................... 147,626 (147,626) — — —
CITI ..................... 117 (117) — — —
GSCO ................... 587,021 (587,021) — — —
HSBK ................... 55,606 (13,354) — — 42,252
JPHQ ................... 209 (209) — — —
MSCO ................... 105,465 (79,569) (25,896) — —
SSBT .................... 65,913 (57,154) — — 8,759
TDOM ................... 90 (90) — — —
UBSW ................... 10,229 (10,229) — — —
WPAC ................... 1,304 (1,304) — — —
Total ................... $1,029,872 $(952,965) $(25,896) $— $51,011
a
See the accompanying Consolidated Schedule of Investments for securities pledged as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 47,647,849 $ 14,909,233 $ — $ 62,557,082
Air Freight & Logistics ................... 8,653,665 — — 8,653,665
Automobile Components ................. 3,166,484 1,992,974 — 5,159,458
Automobiles .......................... 53,001,143 4,656,521 — 57,657,664
Banks ............................... 76,548,809 80,513,085 — 157,061,894
Beverages ........................... 17,354,922 1,819,373 — 19,174,295
Biotechnology ......................... 50,148,559 1,287,880 — 51,436,439
Broadline Retail ....................... 77,830,593 15,059,134 — 92,889,727
Building Products ...................... 14,357,745 5,807,644 — 20,165,389
Capital Markets ........................ 67,299,015 23,350,950 — 90,649,965
Chemicals ........................... 36,133,019 9,118,461 — 45,251,480
Commercial Services & Supplies ........... 10,400,529 1,355,406 — 11,755,935
Communications Equipment .............. 24,332,246 2,501,928 — 26,834,174
Construction & Engineering ............... 3,437,854 7,635,648 — 11,073,502
Construction Materials .................. 11,121,096 10,264,586 — 21,385,682
Consumer Finance ..................... 19,021,997 — — 19,021,997
Consumer Staples Distribution & Retail ...... 31,838,286 5,805,490 — 37,643,776
Containers & Packaging ................. 3,913,220 — — 3,913,220
Distributors ........................... 104,285 — — 104,285
9. Credit Facility
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Diversified Consumer Services ............ $ 4,274,374 $ — $ — $ 4,274,374
Diversified REITs ...................... 1,256,867 — — 1,256,867
Diversified Telecommunication Services ..... 7,575,284 2,578,725 — 10,154,009
Electric Utilities ........................ 36,260,185 14,513,833 — 50,774,018
Electrical Equipment .................... 25,556,926 15,468,606 — 41,025,532
Electronic Equipment, Instruments &
Components ........................ 5,776,914 971,310 — 6,748,224
Energy Equipment & Services ............. 7,283,852 — — 7,283,852
Entertainment ......................... 43,265,067 7,189,113 — 50,454,180
Financial Services ...................... 68,304,832 5,376,118 — 73,680,950
Food Products ........................ 6,244,028 6,812,554 — 13,056,582
Gas Utilities .......................... 1,821,498 1,283,668 — 3,105,166
Ground Transportation .................. 21,308,937 — — 21,308,937
Health Care Equipment & Supplies ......... 27,122,995 10,675,033 — 37,798,028
Health Care Providers & Services .......... 24,888,465 2,881,582 — 27,770,047
Health Care REITs ..................... 2,258,086 — — 2,258,086
Health Care Technology ................. 10,950,206 — — 10,950,206
Hotel & Resort REITs ................... 782,471 — — 782,471
Hotels, Restaurants & Leisure ............. 32,077,345 13,142,330 — 45,219,675
Household Durables .................... 12,756,938 5,314,907 — 18,071,845
Household Products .................... 22,456,193 1,541,965 — 23,998,158
Independent Power and Renewable Electricity
Producers .......................... 904,759 2,861,713 — 3,766,472
Industrial Conglomerates ................ 6,836,933 7,143,062 — 13,979,995
Industrial REITs ....................... 3,972,470 — — 3,972,470
Insurance ............................ 38,592,782 23,405,969 — 61,998,751
Interactive Media & Services .............. 124,034,070 22,086,636 — 146,120,706
IT Services ........................... 12,551,041 1,718,126 — 14,269,167
Leisure Products ....................... 1,611,190 1,141,213 — 2,752,403
Life Sciences Tools & Services ............ 8,412,359 4,366,109 — 12,778,468
Machinery ............................ 21,852,076 6,691,540 — 28,543,616
Marine Transportation ................... 1,831,807 — — 1,831,807
Media ............................... 6,868,754 588,077 — 7,456,831
Metals & Mining ....................... 8,606,470 18,874,463 — 27,480,933
Mortgage Real Estate Investment Trusts
(REITs) ............................ 1,340,742 — — 1,340,742
Multi-Utilities .......................... 4,037,239 5,127,746 — 9,164,985
Office REITs .......................... 3,873,396 — — 3,873,396
Oil, Gas & Consumable Fuels ............. 40,825,804 25,962,085 — 66,787,889
Paper & Forest Products ................. 1,194,837 — — 1,194,837
Passenger Airlines ..................... 10,883,715 5,271,563 — 16,155,278
Personal Care Products ................. — 5,686,367 — 5,686,367
Pharmaceuticals ....................... 60,850,012 39,140,047 — 99,990,059
Professional Services ................... 18,232,443 3,304,993 — 21,537,436
Real Estate Management & Development .... 11,313,537 — — 11,313,537
Residential REITs ...................... 5,654,761 — — 5,654,761
Retail REITs .......................... 11,434,159 — — 11,434,159
Semiconductors & Semiconductor Equipment . 218,571,481 43,537,728 — 262,109,209
Software ............................. 201,913,471 4,161,506 — 206,074,977
Specialized REITs ...................... 11,222,968 — — 11,222,968
Specialty Retail ........................ 22,768,882 4,168,696 — 26,937,578
Technology Hardware, Storage & Peripherals . 123,901,726 9,158,894 — 133,060,620
Textiles, Apparel & Luxury Goods .......... 2,765,289 5,738,819 — 8,504,108
Tobacco ............................. 20,118,561 6,879,138 — 26,997,699
10. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the year.
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Trading Companies & Distributors .......... $ 7,191,538 $ 5,734,252 $ — $ 12,925,790
Transportation Infrastructure .............. — 3,393,004 — 3,393,004
Water Utilities ......................... 2,330,494 — — 2,330,494
Wireless Telecommunication Services ....... 11,245,746 9,965,331 — 21,211,077
Management Investment Companies ......... 7,307,820 — — 7,307,820
Convertible Preferred Stocks ................ 780,576 — — 780,576
Preferred Stocks :
Banks ............................... 2,660,335 — — 2,660,335
Technology Hardware, Storage & Peripherals . — 3,606,183 — 3,606,183
Rights ................................. — — 21,871 21,871
Convertible Bonds ....................... — 879,488 — 879,488
Corporate Bonds ........................ — 221,117,834 — 221,117,834
Senior Floating Rate Interests ............... — 8,224,149 16,171 8,240,320
Foreign Government and Agency Securities .... — 10,067,813 — 10,067,813
Asset-Backed Securities ................... — 19,894,052 — 19,894,052
Commercial Mortgage-Backed Securities ...... — 11,567,038 — 11,567,038
Mortgage-Backed Securities ................ — 120,529,431 — 120,529,431
Residential Mortgage-Backed Securities ....... — 17,545,707 — 17,545,707
Agency Commercial Mortgage-Backed Securities — 10,208,245 — 10,208,245
Short Term Investments ................... 104,427,308 21,195,441 — 125,622,749
Total Investments in Securities ........... $2,061,454,330 $984,770,515
a
$38,042 $3,046,262,887
Other Financial Instruments:
Forward Exchange Contracts ............... $— $661,164 $— $661,164
Futures Contracts ....................... 1,259,701 — — 1,259,701
Swap Contracts ......................... — 3,048,603 — 3,048,603
Total Other Financial Instruments ......... $1,259,701 $3,709,767 $— $4,969,468
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 14,591,839 $ — $ 14,591,839
Forward Exchange Contracts ............... — 367,784 — 367,784
Futures Contracts ........................ 1,459,441 — — 1,459,441
Swap Contracts ......................... — 1,573,692 — 1,573,692
Total Other Financial Instruments ......... $1,459,441 $16,533,315 $— $17,992,756
a
Includes foreign securities valued at $543,541,317, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Consolidated
Statement of Assets and Liabilities and the Consolidated Statement of Operations, along with the related notes to the consolidated financial statements. The Consolidated Schedule of Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Consolidated Financial Highlights.
12. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the consolidated financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.
11. Operating Segments
(continued)

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Notes to Consolidated Financial Statements

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Annual Report
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Currency
AUD
Australian Dollar
EUR
Euro
GBP
British Pound
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR
Contingent Value Right
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
PIK
Payment-In-Kind
PJSC
Public Joint Stock Company
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.24%

Putnam Asset Allocation Funds
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Putnam Asset Allocation Funds and Shareholders of Putnam Dynamic Asset Allocation Growth
Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Putnam Dynamic Asset Allocation Growth Fund and its subsidiary (one of the funds constituting Putnam
Asset Allocation Funds, referred to hereafter as the “Fund”) as of September 30, 2025, the related consolidated statement of operations for the year ended September 30, 2025, the consolidated statement of changes in net assets for the year ended
September 30, 2025, the statement of changes in net assets for the year ended September 30, 2024, including the related notes, the consolidated financial highlights for the year ended September 30, 2025, and the financial highlights for each of the four years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
November 19, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

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Tax Information (unaudited)

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Putnam Dynamic Asset Allocation Growth Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $157,395,360
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $14,457,058
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $28,107,869
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $71,318,042
Section 163(j) Interest Earned §163(j) $17,603,382

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Putnam Dynamic Asset Allocation Growth Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), a subadvisory agreement between the
Advisor and The Putnam Advisory Company, LLC (“PAC”), and a subadvisory agreement between the Advisor and Putnam
Investment Management, LLC (“Putnam Management” and together with FTIML and PAC, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, PAC, and Putnam Management are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the consolidated financial statements included herein.
Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least January 30, 2027. The Advisor and
PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the fifth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

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In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.

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For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Mixed-Asset Target Allocation Growth Funds) for the one-year, three-year and five-year periods ended December 31, 2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-
performing funds):
For the one-year, three-year, and five-year periods ended December 31, 2024, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2024, there were 445,
426 and 394 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
One-year period Three-year period Five-year period
1st 1st 1st

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The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors,
LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38952-AFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Asset Allocation Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	November 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	November 28, 2025